Federated Investors
World-Class Investment Manager

Federated Aggressive Growth Fund

A Portfolio of Federated Equity Funds

5TH SEMI-ANNUAL REPORT

April 30, 2001

Established 1996

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Aggressive Growth Fund

President's Message

Dear Shareholder:

Federated Aggressive Growth Fund was created in 1996, and I am pleased to present its fifth Semi-Annual Report. As of April 30, 2001, the fund's total net assets of $245.7 million were spread across 148 stocks in a variety of small-, mid- and large-cap companies selected for their growth potential.1 The fund managers seek to buy "up-and-coming" companies that are poised to become more well known in the near future. Because these stocks can be volatile, however, in our view they are best owned by investors in a diversified fund as part of a long-term investment plan.

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from November 1, 2000 to April 30, 2001. It begins with an interview with the fund's co-managers Keith J. Sabol, Vice President, and Aash M. Shah, CFA, Vice President, both of Federated Investment Management Company. Following their discussion are two additional items of shareholder interest: a complete listing of the fund's stock holdings, and the publication of the fund's financial statements.

During the reporting period, the fund's portfolio was spread across 10 industry sectors. The fund's focus was on Technology (28.4% of net assets), Health Care (12.7% of net assets) and Consumer Cyclicals (13.1% of net assets).2 Recent stock market volatility is reflected in the fund's negative total returns as of April 30, 2001.

1 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

2 Funds that have higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

As of April 30, 2001, individual share class total return performance, including capital gains distributions, was:3

	Total Return	Capital Gains	Net Asset Value Change
Class A Shares	(38.01)%	$0.044	$20.92 to $12.93 = (38.19)%
Class B Shares	(38.20)%	$0.044	$20.40 to $12.57 = (38.38)%
Class C Shares	(38.16)%	$0.044	$20.29 to $12.51 = (38.34)%

The fund's negative total returns, while disappointing, reflect continued volatility in equity markets. It is important to remember that short-term fluctuations are to be expected, and long-term investors should not be discouraged from pursuing potential high growth through a diversified portfolio of securities. Regardless of the market's fluctuations, over time investors have two easy, convenient ways to continue participating in the growth of high quality American companies. First, if you are not already doing so, you can reinvest your dividends and capital gains automatically in additional shares and help your shares increase in number through the benefit of compounding. Second, you can "pay yourself first" by investing in the fund through a systematic investment program. This program withdraws a specific amount from your checking account on a regular basis to purchase more fund shares.4 For more information, contact your investment representative.

Thank you for entrusting a portion of your wealth to Federated Aggressive Growth Fund. As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
June 15, 2001

3 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (41.43)%, (41.59)% and (38.78)%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

4 Systematic investing does not assure a profit or protect against a loss in declining markets. Because dollar cost averaging involves continuous investment regardless of price levels, investors should consider their financial ability to continue purchasing during periods of low price levels.

Keith J. Sabol

Vice President

Federated Investment Management Company

Aash M. Shah, CFA

Vice President

Federated Investment Management Company

Investment Review

What is your appraisal of the past six months, which was a difficult period for the fund?

The past year and the last several months in particular have been an extremely trying period for most small growth stocks, so it is not surprising that Federated Aggressive Growth Fund experienced a very disappointing six-month period. Class A, B and C Share total returns were (38.01)%, (38.20)% and (38.16)%, respectively, based on net asset value for the six-month reporting period ended April 30, 2001. The fund sharply underperformed during the fourth quarter of 2000, hurt primarily because of its focus on companies with extraordinarily high expected growth rates. The long-term expected earnings growth rate of the fund's benchmark index was 25%, while the growth rate for the fund's typical holding was close to 45%. Generally, high growth stocks underperformed lower growth stocks regardless of their sectors. Also, the fund had maintained a substantial overweight in Technology stocks, and that concentration also detracted materially from performance.

We have taken a number of steps to dampen the portfolio's volatility and to improve its performance. We have improved the fund's diversification by reducing the sector concentrations and increasing the number of holdings. We have moderated sector growth rates and valuations to more closely approximate those of the fund's benchmark, Russell 2000 Growth Index.1 Finally, we have increased our cash position to make the most of any opportunities the market may present. Year to date, we are squarely in the middle of our Lipper2 category, evidence that these steps are having a positive impact.

1 The Russell 2000 Growth Index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values. Investments cannot be made in an index.

2 Lipper figures represent the average of total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

How was the fund diversified among sectors, and what were its top ten holdings?

As of April 30, 2001, the fund's portfolio composition and top ten holdings were as follows:

Sector	Percentage of Net Assets	Percentage of Russell 2000 Growth Index
Technology	28.4%	26.0%
Health Care	12.7%	19.3%
Consumer Cyclicals	13.1%	15.7%
Financials	8.5%	8.2%
Capital Goods	7.0%	9.0%
Consumer Staples	7.0%	8.6%
Basic Materials	5.6%	3.3%
Energy	4.9%	6.4%
Communication Services	2.5%	1.9%
Transportation	1.8%	1.6%

Name		Percentage of Net Assets
Microvision, Inc.		1.4%
AmeriCredit Corp.		1.3%
Zomax Optical Media, Inc.		1.3%
Insight Enterprises, Inc.		1.2%
Silicon Valley Bancshares		1.2%
Tetra Tech, Inc.		1.2%
Legato Systems, Inc.		1.2%
Callaway Golf Co.		1.2%
Net.Bank, Inc.		1.2%
National-Oilwell, Inc.		1.2%
TOTAL		12.4%

What were some of the fund's recent portfolio additions?

Our recent purchases included the following:

Legato Systems, Inc. (1.2% of net assets): Legato develops, markets and supports network storage management software products for heterogeneous client/server computing environments and large-scale enterprises.

Frontier Airlines, Inc. (0.3% of net assets): This Denver-based airline is a regional carrier with a low-debt situation and high, single-digit, top-line trading at roughly four times cash flow.

H.B. Fuller Company (0.6% of net assets): H.B. Fuller, trading at 1990 recession levels, is a manufacturer and marketer of adhesives, sealants, coatings, paints and other specialty chemical products.

As we approach mid-year, what is your outlook for growth stocks?

The latest run of interest rate reductions by the Federal Reserve Board has substantially grown the money supply, which often results in improved valuations on stocks. We expect it will take time for this stimulus to have a real impact on earnings, but we believe the market will, by late in the year, begin to discount a recovery in the economy.

We have entered the second quarter of 2001 with a modest overweight in Technology issues, favoring semi-conductor and semi-cap equipment companies because their valuations reflected expectations for a material slowdown. Additionally, these stocks have historically been among the most powerful beneficiaries of the interest rate cuts that we believed were and are visible on the horizon. Health Care stocks, particularly the stable growth portion, are funding the semi-conductor and semi-cap equipment overweight. Otherwise, we are roughly sector-neutral.

Portfolio of Investments

April 30, 2001 (unaudited)

Shares			Value
		COMMON STOCKS--91.5%
		Basic Materials--5.6%
94,600	[1]	ATMI, Inc.	$2,490,818
24,400		Cambrex Corp.	1,135,088
72,100		Delta & Pine Land Co.	1,723,190
33,100		H.B. Fuller Co.	1,368,354
41,900	[1]	Lone Star Technologies, Inc.	2,208,130
45,600	[1]	NS Group, Inc.	745,104
66,300	[1]	Steel Dynamics, Inc.	950,742
46,600	[1]	Stillwater Mining Co.	1,424,562
60,300	[1]	Trex Co. Inc.	1,703,475

		TOTAL	13,749,463

		Capital Goods--7.0%
133,600	[1]	ACT Manufacturing, Inc.	2,257,840
79,200	[1]	Advanced Energy Industries, Inc.	2,749,032
171,600	[1]	C-COR.NET Corp.	1,235,520
129,000	[1]	Dycom Industries, Inc.	2,119,470
23,000	[1]	Graco, Inc.	630,200
39,100	[1]	Mettler-Toledo International, Inc., ADR	1,730,175
35,600	[1]	Plexus Corp.	1,093,632
31,700		Technitrol, Inc.	953,536
89,000	[1]	Three-Five Systems, Inc.	1,419,550
528,200	[1]	Zomax Optical Media, Inc.	3,111,098

		TOTAL	17,300,053

		Communication Services--2.5%
4,900	[1]	AirGate PCS, Inc.	194,040
137,400	[1]	Alamosa PCS Holdings, Inc.	1,922,226
44,100	[1]	Allegiance Telecom, Inc.	793,359
32,200	[1]	Illuminet Holdings, Inc.	965,034
20,700	[1]	Leap Wireless International, Inc.	721,602
91,200	[1]	TeleCorp PCS, Inc., Class A	1,469,232

		TOTAL	6,065,493

Shares			Value
		COMMON STOCKS--continued
		Consumer Cyclicals--13.1%
23,600		ADVO, Inc.	$766,764
60,000	[1]	Abercrombie & Fitch Co., Class A	1,998,000
30,800		Blyt, Inc.	705,320
449,700	[1]	Braun Consulting, Inc.	2,518,320
122,200		Callaway Golf Co.	2,964,572
42,500	[1]	Career Education Corp.	2,139,875
27,000	[1]	Catalina Marketing Corp.	943,920
148,800	[1]	DiamondCluster International, Inc., Class A	2,760,240
55,600	[1]	Factory 2-U Stores, Inc.	1,448,380
17,300		Houghton Mifflin Co.	787,323
113,200	[1]	Insight Enterprises, Inc.	3,022,440
60,300	[1]	Learning Tree International, Inc.	1,272,933
76,500	[1]	Linens 'n Things, Inc.	2,066,265
59,600	[1]	MIPS Technologies, Inc.	1,159,220
69,200	[1]	Pacific Sunwear of California	1,927,912
50,800	[1]	PolyMedica Corp.	1,379,728
53,100	[1]	R.H. Donnelley Corp.	1,513,350
24,400	[1]	Scholastic Corp.	1,018,456
6,500		Toro Co.	299,975
54,200	[1]	Williams-Sonoma, Inc.	1,629,794

		TOTAL	32,322,787

		Consumer Staples--7.0%
48,700	[1]	AmeriSource Health Corp., Class A	2,629,800
94,700	[1]	Charles River Laboratories International, Inc.	2,348,560
77,100	[1]	Hain Celestial Group, Inc.	1,929,042
71,300	[1]	Heidrick & Struggles International, Inc.	1,800,325
37,200	[1]	P. F. Chang's China Bistro, Inc.	1,444,104
80,300	[1]	Radio One, Inc., Class A	1,508,837
50,100		Ruby Tuesday, Inc.	954,405
84,300	[1]	Sirius Satellite Radio, Inc.	869,133
122,100	[1]	Tetra Tech, Inc.	2,981,682
29,500		Tupperware Corp.	649,590

		TOTAL	17,115,478

Shares			Value
		COMMON STOCKS--continued
		Energy--4.9%
180,100	[1]	Key Energy Group, Inc.	$2,371,917
73,400	[1]	National-Oilwell, Inc.	2,902,970
54,200	[1]	Patterson Energy, Inc.	1,868,274
55,200		Tidewater, Inc.	2,587,224
95,400	[1]	Varco International, Inc.	2,230,452

		TOTAL	11,960,837

		Financials--8.5%
68,300	[1]	AmeriCredit Corp.	3,166,388
34,500		Commerce Bancorp, Inc.	2,380,500
89,300	[1]	Intercept Group, Inc.	2,526,297
25,900		Investors Financial Services Corp.	1,852,886
37,300	[1]	LaBranche & Co. Inc.	1,342,800
84,300		Metris Cos., Inc.	2,529,000
267,900	[1]	Net.Bank, Inc.	2,914,752
119,100		Silicon Valley Bancshares	2,984,646
32,700		TCF Financial Corp.	1,243,581

		TOTAL	20,940,850

		Health Care--12.7%
22,900	[1]	Albany Molecular Research, Inc.	722,037
100,300		Alpharma, Inc., Class A	2,268,786
165,300	[1]	Applied Molecular Evolution	1,405,050
21,400	[1]	Aviron	1,053,094
26,900	[1]	CV Therapeutics, Inc.	1,272,639
109,900	[1]	Celgene Corp.	1,941,933
59,900	[1]	Cell Therapeutics, Inc.	1,494,505
77,700	[1]	CuraGen Corp.	2,556,330
146,300	[1]	DaVita, Inc.	2,574,880
41,000	[1]	Enzon, Inc.	2,444,420
50,500	[1]	Gene Logic, Inc.	914,050
103,400	[1]	INAMED Corp.	2,168,298
54,700	[1]	Inhale Therapeutic Systems, Inc.	1,821,510
216,100	[1]	Lexicon Genetics, Inc.	1,944,900
110,600	[1]	Maxygen, Inc.	1,630,244
170,200	[1]	Microvision, Inc.	3,404,000
71,600	[1]	Tularik, Inc.	1,552,288

		TOTAL	31,168,964

Shares			Value
		COMMON STOCKS--continued
		Technology--28.4%
72,700	[1]	724 Solutions, Inc.	$734,270
56,200	[1]	AXT, Inc.	1,766,366
79,300	[1]	Advanced Digital Information Corp.	1,563,796
85,700	[1]	Aeroflex, Inc.	1,277,787
58,000	[1]	Alpha Industries, Inc.	1,425,060
116,100	[1]	Anadigics, Inc.	2,060,775
68,800	[1]	Asyst Technologies, Inc.	1,276,240
73,100	[1]	AudioCodes Ltd.	616,964
106,900	[1]	Aware, Inc.	857,338
88,400	[1]	Axcelis Technologies, Inc.	1,326,884
103,300	[1]	Clarent Corp.	960,690
47,600	[1]	Cognizant Technology Solutions Corp.	2,012,528
210,600	[1]	Compuware Corp.	2,164,968
112,500	[1]	Credence Systems Corp.	2,671,875
36,000	[1]	Cre, Inc.	775,080
57,300	[1]	Digital Lightwave, Inc.	2,412,330
33,100	[1]	Exar Corp.	963,210
64,600	[1]	GlobeSpan, Inc.	1,421,200
209,500	[1]	Harmonic, Inc.	932,275
176,200	[1]	Interlink Electronics, Inc.	1,178,778
36,560	[1]	Internet Security Systems, Inc.	1,823,978
275,600	[1]	Intertrust Technologies Corp.	942,552
109,500	[1]	Keynote Systems, Inc.	1,274,580
106,600	[1]	Kopin Corp.	749,398
224,800	[1]	Legato Systems, Inc.	2,974,104
87,500	[1]	Liberate Technologies, Inc.	856,625
40,800	[1]	Mentor Graphics Corp.	1,073,448
26,700	[1]	Mercury Computer Systems, Inc.	1,355,826
35,100	[1]	Micromuse, Inc.	1,737,450
56,800	[1]	NetIQ Corp.	1,667,648
167,100	[1]	Netro Corp.	766,989
38,800	[1]	Nuance Communications, Inc.	497,028
164,300	[1]	OTG Software, Inc.	943,082
96,700	[1]	PRI Automation, Inc.	1,847,937
125,700	[1]	Pharmacopedia, Inc.	2,451,150
66,300	[1]	Pixelworks, Inc.	1,505,010
45,000	[1]	SCM Microsystems, Inc.	481,500
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Technology--continued
30,300	[1]	SafeNet, Inc.	$474,801
88,200	[1]	Sawtek, Inc.	2,169,720
92,400	[1]	SeaChange International, Inc.	1,515,360
42,500	[1]	Semtech Corp.	1,222,725
64,500	[1]	SpeechWorks International, Inc.	832,050
62,300	[1]	Stanford Microdevices, Inc.	809,900
48,100	[1]	Tollgrade Communications, Inc.	1,318,902
92,700	[1]	Trimble Navigation Ltd.	1,523,061
53,300	[1]	Varian Semiconductor Equipment Associates, Inc.	2,427,815
37,800	[1]	Veeco Instruments, Inc.	1,897,938
187,100	[1]	Virata Corp.	2,544,560
187,600	[1]	WebMD Corp.	1,633,996

		TOTAL	69,717,547

		Transportation--1.8%
52,200	[1]	Frontier Airlines, Inc.	784,566
45,800		SkyWest, Inc.	1,213,700
169,100	[1]	Trico Marine Services, Inc.	2,448,568

		TOTAL	4,446,834

		TOTAL COMMON STOCKS (IDENTIFIED COST $252,959,004)	224,788,306

		U.S. TREASURY--2.2%
$5,500,000	[2]	United States Treasury Bill, 6/14/2001 (identified cost $5,475,665)	5,477,340

		MUTUAL FUND--8.2%
20,103,721		Prime Value Obligations Fund, Class IS (at net asset value)	20,103,721

		TOTAL INVESTMENTS (IDENTIFIED COST $278,538,390)[3]	$250,369,367

1 Non-income producing security.

2 Represents a security held as collateral which is used to ensure the fund is able to satisfy the obligations of its outstanding long futures contracts.

3 The cost of investments for federal tax purposes amounts to $278,538,390. The net unrealized depreciation of investments on a federal tax basis amounts to $28,169,023 which is comprised of $27,067,214 appreciation and $55,236,237 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($245,693,593) at April 30, 2001.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statement

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $278,538,390)		$250,369,367
Cash		18,262
Cash denominated in foreign currencies (identified cost $29)		27
Receivable for investments sold		1,840,695
Receivable for shares sold		234,052
Receivable for daily variation margin		23,900
Income receivable		12,989
Prepaid expenses		390,399
Deferred organizational costs		1,574

TOTAL ASSETS		252,891,265

Liabilities:
Payable for investments purchased	$6,851,317
Payable for shares redeemed	207,699
Accrued expenses	138,656

TOTAL LIABILITIES		7,197,672

Net assets for 19,267,155 shares outstanding		$245,693,593

Net Assets Consist of:
Paid in capital		$501,154,058
Net unrealized depreciation of investments		(28,145,125)
Accumulated net realized loss on investments		(225,451,994)
Accumulated net operating loss		(1,863,346)

TOTAL NET ASSETS		$245,693,593

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($129,940,457 ÷ 10,050,955 shares outstanding)		$12.93

Offering price per share (100/94.50 of $12.93)1		$13.68

Redemption proceeds per share		$12.93

Class B Shares:
Net asset value per share ($88,479,411 ÷ 7,036,153 shares outstanding)		$12.57

Offering price per share		$12.57

Redemption proceeds per share (94.50/100 of $12.57)[1]		$11.88

Class C Shares:
Net asset value per share $27,273,725 ÷ 2,180,047 shares outstanding		$12.51

Offering price per share		$12.51

Redemption proceeds per share (99.00/100 of $12.51)[1]		$12.38

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Dividends		$62,197
Interest		723,298

TOTAL INCOME		785,495

Expenses:
Investment adviser fee	$1,378,155
Administrative personnel and services fee	103,775
Custodian fees	10,266
Transfer and dividend disbursing agent fees and expenses	219,855
Directors'/Trustees' fees	1,303
Auditing fees	826
Legal fees	2,099
Portfolio accounting fees	32,036
Distribution services fee--Class A Shares	181,203
Distribution services fee--Class B Shares	373,251
Distribution services fee--Class C Shares	116,757
Shareholder services fee--Class B Shares	124,417
Shareholder services fee--Class C Shares	38,919
Share registration costs	44,319
Printing and postage	22,415
Insurance premiums	406

TOTAL EXPENSES	2,650,002

Reimbursement of investment adviser fee	(1,161)

Net expenses		2,648,841

Net operating loss		(1,863,346)

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Future Transactions:
Net realized loss on investments		(221,056,528)
Net realized loss on futures transactions		(1,623,703)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		72,775,841

Net realized and unrealized loss on investments, foreign currency transactions and future transactions		(149,904,390)

Change in net assets resulting from operations		$(151,767,736)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(1,863,346)	$(5,593,678)
Net realized loss on investments, options, futures and foreign currency transactions	(222,680,231)	(1,027,005)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	72,775,841	(133,844,050)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(151,767,736)	(140,464,733)

Distributions to Shareholders:
Distributions from net realized gains on investments, foreign currency, options and futures transactions
Class A Shares	(437,815)	(193,538)
Class B Shares	(317,148)	(454,819)
Class C Shares	(97,088)	(82,111)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(852,051)	(730,468)

Share Transactions:
Proceeds from sale of shares	138,639,450	658,807,396
Proceeds from shares issued in connection with the tax-free acquisition of assets from:
IAI Emerging Growth Fund	--	44,869,639
IAI Long Term Growth Fund	--	6,064,460
IAI Capital Appreciation Fund	--	14,399,735
Net asset value of shares issued to shareholders in payment of distributions declared	776,120	622,226
Cost of shares redeemed	(130,028,601)	(265,061,780)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,386,969	459,701,676

Change in net assets	(143,232,818)	318,506,475

Net Assets:
Beginning of period	388,926,411	70,419,936

End of period	$245,693,593	$388,926,411

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$20.92	$21.02	$11.19	$13.31	$10.00
Income From Investment Operations:
Net operating loss	(0.08)	(0.41)[3]	(0.25)[3]	(0.20)[3]	(0.05)
Net realized and unrealized gain (loss) on investments, foreign currency, options and futures transactions	(7.87)	0.51	10.08	(1.92)	3.37

TOTAL FROM INVESTMENT OPERATIONS	(7.95)	0.10	9.83	(2.12)	3.32

Less Distributions:
Distributions in excess of net investment income	--	--	--	--	(0.01)
Distributions from net realized gain on investments, foreign currency, options and futures transactions	(0.04)	(0.20)	--	(0.00)[4]	--

TOTAL DISTRIBUTIONS	(0.04)	(0.20)	--	(0.00)[4]	(0.01)

Net Asset Value, End of Period	$12.93	$20.92	$21.02	$11.19	$13.31

Total Return[5]	(38.01)%	0.33%	87.85%	(15.91)%	33.21%

Ratios to Average Net Assets:

Expenses	1.57%[6]	1.58%	1.76%	1.76%	1.74%[6]

Net operating loss	(1.00)%[6]	(1.53)%	(1.60)%	(1.56)%	(0.96)%[6]

Expense waiver/reimbursement[7]	0.00%[6,8]	0.02%	0.74%	1.36%	8.97%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$129,940	$204,148	$18,078	$7,549	$4,148

Portfolio turnover	81%	97%	99%	91%	97%

1 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from November 25, 1996 (date of initial public investment) to October 31, 1997.

3 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

4 Amounts distributed per share do not round to $0.01.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

8 Amount does not round to 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$20.40	$20.64	$11.07	$13.27	$10.00
Income From Investment Operations:
Net operating loss	(0.12)	(0.61)[3]	(0.36)	(0.30)[3]	(0.08)
Net realized and unrealized gain (loss) on investments, foreign currency, options and futures transactions	(7.67)	0.57	9.93	(1.90)	3.35

TOTAL FROM INVESTMENT OPERATIONS	(7.79)	(0.04)	9.57	(2.20)	3.27

Less Distributions:
Distributions in excess of net investment income	--	--	--	--	(0.00)[4]
Distributions from net realized gain on investments, foreign currency, options and futures transactions	(0.04)	(0.20)	--	(0.00)[4]	--

TOTAL DISTRIBUTIONS	(0.04)	(0.20)	--	(0.00)[4]	(0.00)[4]

Net Asset Value, End of Period	$12.57	$20.40	$20.64	$11.07	$13.27

Total Return[5]	(38.20)%	(0.35)%	86.45%	(16.56)%	32.75%

Ratios to Average Net Assets:

Expenses	2.32%[6]	2.33%	2.51%	2.51%	2.51%[6]

Net operating loss	(1.75)%[6]	(2.26)%	(2.34)%	(2.33)%	(1.96)%[6]

Expense waiver/reimbursement[7]	0.00%[6,8]	0.02%	0.74%	1.32%	7.25%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$88,479	$142,671	$44,091	$17,783	$7,184

Portfolio turnover	81%	97%	99%	91%	97%

1 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from November 25, 1996 (date of initial public investment) to October 31, 1997.

3 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

4 Amounts distributed per share do not round to $0.01.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

8 Amount does not round to 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$20.29	$20.54	$11.02	$13.20	$10.00
Income From Investment Operations:
Net operating loss	(0.12)	(0.60)[3]	(0.36)	(0.29)[3]	(0.06)
Net realized and unrealized gain (loss) on investments, foreign currency, options and futures transactions	(7.62)	0.55	9.88	(1.89)	3.26

TOTAL FROM INVESTMENT OPERATIONS	(7.74)	(0.05)	9.52	(2.18)	3.20

Less Distributions:
Distributions in excess of net investment income	--	--	--	--	(0.00)[4]
Distributions from net realized gain on investments, foreign currency, options and futures transactions	(0.04)	(0.20)	--	(0.00)[4]	--

TOTAL DISTRIBUTION	(0.04)	(0.20)	--	(0.00)[4]	(0.00)[4]

Net Asset Value, End of Period	$12.51	$20.29	$20.54	$11.02	$13.20

Total Return[5]	(38.16)%	(0.40)%	86.39%	(16.49)%	32.04%

Ratios to Average Net Assets:

Expenses	2.32%[6]	2.33%	2.51%	2.51%	2.53%[6]

Net operating loss	(1.74)%[6]	(2.27)%	(2.34)%	(2.32)%	(1.95)%[6]

Expense waiver/reimbursement[7]	0.00%[6,8]	0.02%	0.74%	1.32%	7.23%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$27,274	$42,107	$8,251	$2,944	$957

Portfolio turnover	81%	97%	99%	91%	97%

1 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from November 25, 1996 (date of initial public investment) to October 31, 1997.

3 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

4 Amounts distributed per share do not round to $0.01.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

8 Amount does not round to 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated Aggressive Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide appreciation of capital.

On September 15, 2000, the Fund acquired all the net assets of three Investment Advisers Inc. (IAI) Funds (IAI Emerging Growth Fund, IAI Long Term Growth Fund and IAI Capital Appreciation Fund) in tax-free reorganizations as follows:

	Class A Shares for the Fund Issued	IAI Funds' Net Assets Received	Unrealized Appreciation	[1]
IAI Emerging Growth Fund	1,647,197	$44,869,639	$6,994,355
IAI Long Term Growth Fund	222,631	6,064,460	54,970
IAI Capital Appreciation Fund	528,624	14,399,735	2,290,762

TOTAL	2,398,452	$65,333,834	$9,340,087

	Net Assets of the Fund Prior to Combination	Net Assets of IAI Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
IAI Emerging Growth Fund		$44,869,639
IAI Long Term Growth Fund		6,064,460
IAI Capital Appreciation Fund		14,399,735

TOTAL	$425,802,661	$65,333,834	$491,136,495

1 Unrealized Appreciation is included in the IAI Funds' Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2001, the Fund had realized losses on futures contracts of $1,623,703.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2001	22 Russell 2000 Index Futures	Long	$23,900

Deferred Expenses

The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Period Ended 4/30/2001		Year Ended 10/31/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,178,878	$104,720,438	12,527,703	$369,334,134
Shares issued in connection with the tax-free acquisition of assets from: IAI Emerging Growth Fund	--	--	1,647,197	44,869,639
IAI Long Term Growth Fund	--	--	222,631	6,064,460
IAI Capital Appreciation Fund	--	--	528,624	14,399,735
Shares issued to shareholders in payment of distributions declared	26,024	396,367	7,146	176,332
Shares redeemed	(6,913,872)	(99,696,878)	(6,033,518)	(166,069,393)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	291,030	$5,419,927	8,899,783	$268,774,907

	Period Ended 4/30/2001		Year Ended 10/31/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,375,452	$19,748,635	6,558,169	$187,937,494
Shares issued to shareholders in payment of distributions declared	19,300	286,362	15,308	370,988
Shares redeemed	(1,353,059)	(18,418,406)	(1,715,122)	(46,173,508)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	41,693	$1,616,591	4,858,355	$142,134,974

	Period Ended 4/30/2001		Year Ended 10/31/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	929,657	$14,170,377	3,662,224	$101,535,768
Shares issued to shareholders in payment of distributions declared	6,345	93,391	3,107	74,906
Shares redeemed	(831,465)	(11,913,317)	(1,991,504)	(52,818,879)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	104,537	$2,350,451	1,673,827	$48,791,795

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	437,260	$9,386,969	15,431,965	$459,701,676

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Class B and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organization expenses of $13,912 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended April 30, 2001, the Fund expensed $1,391 organizational expenses.

Interfund Transactions

During the six months ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $202,352,725 and $183,418,666, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended April 30, 2001, were as follows:

Purchases	$208,880,595

Sales	$222,307,017

CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Aggressive Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172875
Cusip 314172867
Cusip 314172859

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G02072-01 (6/01)

Federated Investors
World-Class Investment Manager

Federated Capital Appreciation Fund

A Portfolio of Federated Equity Funds

25TH SEMI-ANNUAL REPORT

April 30, 2001

Established 1977

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Capital Appreciation Fund

President's Message

Dear Fellow Shareholder:

Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, was created in 1977, and I am pleased to present its 25th Semi-Annual Report. As of April 30, 2001, the fund's total net assets of $1.0 billion were spread across 107 issues of mid-cap and large-cap corporations. Many of the fund's holdings are household names such as Quaker Oats Co., Abbott Laboratories, Bank of America Corp., Metropolitan Life Insurance Co., and Alcoa Inc. The fund's management team seeks out many of the fastest-growing companies in the United States. As a "blend" fund, it owns growth stocks--those with above-average earnings potential--as well as value stocks--those considered temporarily undervalued. Thus, the fund allows you to take advantage of both styles of investing to better weather the inevitable periods when one or the other underperforms.

This report covers the first half of the fund's fiscal year which is the six-month reporting period from November 1, 2000 to April 30, 2001. It begins with an interview with David P. Gilmore, Assistant Vice President, who co-manages the fund with Bernard J. Picchi, Senior Vice President, both of Federated Investment Management Company. Following their discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings, and third is the publication of the fund's financial statements.

During the six-month reporting period, the stock market experienced extreme volatility, especially in the Technology sector, in which the fund is underweighted. In 2001, the fund increased its weighting in the Consumer Staples and Health Care sectors, where the fund's managers believe there are better risk/return opportunities.

Individual share class total return performance, including income distributions and realized gains, follows.1

	Total Return	Income	Capital Gains	Net Asset Value/Change
Class A Shares	(7.47)%	$0.045	$1.685	$29.05 to $25.17 = (13.36)%
Class B Shares	(7.84)%	$0.000	$1.685	$28.58 to $24.68 = (13.65)%
Class C Shares	(7.74)%	$0.000	$1.685	$28.55 to $24.68 = (13.56)%

We continue to see significant day-to-day volatility in the stock market. Regardless of the market's fluctuations, over time, you have two easy ways to increase your opportunity to participate in the growth and earnings of high-quality U.S. corporations. First, you can reinvest your quarterly dividends and capital gains automatically in additional shares to help your shares increase in number through the benefit of compounding. Second, you can "pay yourself first," by adding to your account on a regular basis through a systematic investment program. This program withdraws a specific amount from your checking account to buy more shares. Buying shares regularly (i.e., monthly additions of the same dollar amount) gives you the opportunity to accumulate more shares in your account which may reduce the average cost per share.2 Please contact your investment representative for more information.

Thank you for entrusting a portion of your wealth to Federated Capital Appreciation Fund. We welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
June 15, 2001

1 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (12.56)%, (12.59)%, and (8.60)%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchasing during periods of low price levels.

David Gilmore

Assistant Vice President

Federated Investment Management
Company

Bernard J. Picchi

Senior Vice President

Federated Investment Management
Company

Investment Review

How would you characterize market conditions during the fund's six-month reporting period ended April 30, 2001?

The weakness in Technology stocks, which began in 2000, and continued through the first four months of 2001, spread throughout the market as the magnitude of the economic downturn grew, and timing for a rebound was pushed out.

The first three interest rate cuts in early 2001 by the Federal Reserve Board (the "Fed") were not enough to help sustain the market, as concerns grew that the rest of the U.S. and international economies might not be immune from the Technology weakness. Finally, the equity market found a bottom as investor expectations adjusted to the cyclical nature of technology earnings. A fourth rate cut by the Fed (cumulative 200 basis points) is widely expected to spur capital investment and growth later this year. Basic Materials, Consumer Cyclicals and Utilities were the best performing sectors, while Technology, Communication Services and Health Care were the worst. Value stocks could not avoid the market decline but did continue to outperform growth stocks by a wide margin, as the market continued to emphasize valuation over long-term fundamentals.

In this difficult environment for growth stocks and stock funds, how did Federated Capital Appreciation Fund perform?

For the six-month reporting period, the fund's Class A, B, and C Shares produced total returns of (7.47)%, (7.84)%, and (7.74)%, respectively, based on net asset value. The fund's returns were better than the (10.78)% total return of the Lipper Multi-Cap Core Funds Average1 for the same six-month reporting period. The fund also outperformed the (12.07)% return of its benchmark, the Standard & Poor's 500 Index (S&P 500).2

What sectors and holdings accounted for the fund's performance?

Being underweight in Technology, the worst performing sector (down 37.9%), obviously aided the fund's performance. In addition, being overweight in the Health Care sector and underweight in Financials sector benefited the fund. However, the biggest contributor to the fund's performance was security selection within the Technology sector. Our technology holdings tended to have lower valuations and were impacted less than the overall Technology sector by the technology sell-off. In fact, a number of our holdings actually posted gains in absolute terms. Security selection across most other sectors was also a positive contributor. On an individual basis, positions in Advanced Micro Devices, Inc., R.J. Reynolds Tobacco Holdings, Inc., Microsoft Corp., Apple Computer, Inc., and Toys "R" Us, Inc., were the biggest contributors to performance.

What industry sectors are you currently underweighting and overweighting in the fund and why?

We are currently overweight in Health Care and Consumer Staples, and underweighted positions in the Financials and Capital Goods sectors. The overweight sectors are where we have found the most attractive risk/reward opportunities. Many of these stocks have sold off from their recent highs, valuations are reasonable, and companies are generally meeting or beating earnings estimates as their fundamentals remain unchanged. The underweight sectors' valuations reflect a benefit from lower interest rates and an economic rebound potential, so we are less enthusiastic.

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper returns do not take sales charges into account.

2 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index. Funds that have a higher concentration of investments in a specific industry or sector such as technology may be subject to a higher degree of market risk than funds whose investments are more diversified.

What were some of the fund's recent stock purchases?

Our recent purchases included the following:

Kroger Co., Inc. (0.9% of net assets) is a leader in food retailing and should continue to benefit from industry consolidation. We expect solid earnings growth from strong market share in attractive locations, integration of a recent acquisition, and add-on services such as fuel centers.

Schering Plough Corp. (0.7% of net assets) is a leading pharmaceutical company trading at a discount to its peers. We believe the company's above-average growth rate is intact with an attractive product pipeline and near-term benefit from an expected new drug approval.

BellSouth Corp. (0.7% of net assets): By controlling the "last mile," this Regional Bell Operating Company is better able to protect its local territory amid industry deregulation, while entering new long-distance markets later this year. BellSouth's positioning and strategy should provide growth opportunity at an attractive valuation.

What were the fund's top ten holdings, and what were the industry weightings?

The top ten stock holdings as of April 30, 2001 and sector weightings were as follows:

Name	Percentage of Net Assets
Baxter International, Inc.	1.7%
Ace, Ltd., PRIDES	1.5%
R.J. Reynolds Tobacco Holdings, Inc.	1.5%
Quaker Oats Co.	1.5%
Microsoft Corp.	1.4%
HEALTHSOUTH Corp.	1.4%
Pharmacia Corp., ACES	1.4%
Abbott Laboratories	1.4%
Advanced Micro Devices	1.3%
Allergan, Inc.	1.2%
TOTAL	14.3%

Sector	Percentage of Net Assets	Percentage of S&P 500 Index
Technology	16.5%	19.6%
Financials	15.3%	17.0%
Health Care	14.4%	12.8%
Consumer Staples	14.0%	12.6%
Capital Goods	7.4%	9.3%
Consumer Cyclicals	7.2%	8.4%
Energy	7.2%	7.0%
Communication Services	5.6%	5.9%
Utilities	3.1%	4.1%
Basic Materials	1.8%	2.6%
Transportation	1.0%	0.7%

As we reach mid-year, what is your outlook for the stock market?

We believe the market will trade in a range with an upward bias, resulting in higher stock valuations over the next year or so. With long-term expectations and valuations more reasonable, lower interest rates and strong liquidity should provide a reasonable base while the market gets its hands around earnings expectations. The market will probably continue its tug of war between positive monetary policy and current earnings estimates, which still appear too high. As long as the consumer continues to spend, a friendly Fed monetary policy should win as a weakened U.S. economy is stimulated and corporate earnings improve.

It is likely we could see market volatility dampen from its high levels of recent years. This is possible because the magnitude of surprises versus expectations in earnings and interest rates will hopefully be smaller, and relative valuations between sectors are now within their normal historical ranges.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you had made an initial investment of $25,000 in the Class A Shares of Federated Capital Appreciation Fund on 1/1/77, reinvested dividends and capital gains, and did not redeem any shares, your account would have been worth $703,200 on 4/30/01. You would have earned a 14.70%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/01, Class A Shares' average annual 1-year, 5-year, and 10-year total returns were (23.05)%, 15.69%, and 15.41%, respectively. Class B Shares' average annual 1-year, 5-year, and since inception (1/4/96) total returns were (23.34)%, 15.96%, and 16.67%, respectively. Class C Shares' average annual 1-year, 5 years, and since inception (1/4/96) total returns were (19.91)%, 16.18%, and 16.75%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 5.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 24 years (reinvesting all dividends and capital gains) grew to $229,585.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Capital Appreciation Fund on 1/1/77, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $25,000 but your account would have reached a total value of $229,5851 by 4/30/01. You would have earned an average annual total return of 15.18%.

A practical investment plan helps you pursue long-term performance from growth-oriented stocks. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--
Investing for a College Education

David and Joan Rice are a fictitious couple who, like many shareholders, are searching for a way to make their money grow over time.

David and Joan are planning for the college education of their child. On April 30, 1991, they invested $5,000 in the Class A Shares of Federated Capital Appreciation Fund. Since then, David and Joan have made additional investments of $250 every month.

As this chart shows, over 10 years, the original $5,000 investment, along with their additional monthly $250 investments totaling $35,000, has grown to $93,172. This represents a 16.46% average annual total return. For the Rices, a dedicated program of monthly investing really paid off.

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

April 30, 2001 (unaudited)

Shares			Value
		COMMON STOCKS--78.4%
		Basic Materials--1.8%
239,000		Alcoa, Inc.	$9,894,600
173,700		Bowater, Inc.	8,424,450

		TOTAL	18,319,050

		Capital Goods--6.4%
84,300		Corning, Inc.	1,852,071
129,300		Danaher Corp.	7,242,093
198,300		Deere & Co.	8,144,181
105,700		General Dynamics Corp.	8,147,356
240,700		General Electric Co.	11,681,171
129,200		Johnson Controls, Inc.	9,354,080
245,205		Koninklijke (Royal) Philips Electronics NV, ADR	7,552,314
449,400		Waste Management, Inc.	10,969,854

		TOTAL	64,943,120

		Communication Services--4.7%
254,500		AT&T Corp.	5,670,260
179,500		BellSouth Corp.	7,531,820
317,200		Broadwing, Inc.	7,866,560
181,200	[1]	Qwest Communications International, Inc.	7,411,080
88,800		Telephone and Data System, Inc.	9,324,000
1	[1]	Williams Communications Group	3
562,200	[1]	WorldCom, Inc.	10,260,150

		TOTAL	48,063,873

		Consumer Cyclicals--5.0%
205,200	[1]	BJ's Wholesale Club, Inc.	9,295,560
138,500		Knight-Ridder, Inc.	7,499,775
Shares			Value
		COMMON STOCKS--continued
		Consumer Cyclicals--continued
91,500		Lowe's Cos., Inc.	$5,764,500
193,643		Nike, Inc., Class B	8,096,214
248,700		Target Corp.	9,562,515
430,700	[1]	Toys `R' Us, Inc.	10,681,360

		TOTAL	50,899,924

		Consumer Staples--12.0%
207,400	[1]	AOL Time Warner, Inc.	10,473,700
185,600		Anheuser-Busch Cos., Inc.	7,422,144
224,500		Avon Products, Inc.	9,500,840
403,000		Kroger Co., Inc.	9,103,770
270,300		McKesson HBOC, Inc.	8,336,052
222,900		News Corp. Ltd., ADR	7,246,479
114,654		PepsiCo, Inc.	5,022,992
168,400		Philip Morris Cos., Inc.	8,438,524
152,800		Quaker Oats Co.	14,821,600
257,100		R.J. Reynolds Tobacco Holdings, Inc.	15,058,347
367,100		Ralston Purina Co.	11,156,169
115,245	[1]	Viacom, Inc., Class B	5,999,655
215,100		Walgreen Co.	9,201,978

		TOTAL	121,782,250

		Energy--7.3%
120,000		Chevron Corp.	11,587,200
98,400	[1]	Cooper Cameron Corp.	6,205,104
129,600		Diamond Offshore Drilling, Inc.	5,692,032
119,008		Exxon Mobil Corp.	10,544,109
219,100	[1]	Global Marine, Inc.	6,299,125
90,000		Murphy Oil Corp.	7,380,000
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
150,000		Tosco Corp.	$6,907,500
101,000		Transocean Sedco Forex, Inc.	5,482,280
161,000		Ultramar Diamond Shamrock Corp.	7,262,710
158,000		Unocal Corp.	6,029,280

		TOTAL	73,389,340

		Financials--11.6%
215,500		Alliance Capital Management Holding LP	9,934,550
180,000		Bank of America Corp.	10,080,000
222,500		Bank of New York Co., Inc.	11,169,500
194,500		Bear Stearns Cos., Inc.	9,783,350
179,400		Capital One Financial Corp.	11,277,084
159,597		Citigroup, Inc.	7,844,192
188,300		Edwards (AG), Inc.	7,658,161
418,000		Gallagher (Arthur J.) & Co.	10,541,960
225,200		J.P. Morgan Chase & Co.	10,805,096
121,946		Lehman Brothers Holdings, Inc.	8,871,571
161,000		Morgan Stanley, Dean Witter & Co.	10,109,190
194,500		Wells Fargo & Co.	9,135,665

		TOTAL	117,210,319

		Health Care--13.0%
307,800		Abbott Laboratories	14,275,764
163,200		Allergan, Inc.	12,403,200
189,700		American Home Products Corp.	10,955,175
150,000	[1]	Amgen, Inc.	9,171,000
183,500		Baxter International, Inc.	16,726,025
144,100		Bristol-Myers Squibb Co.	8,069,600
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
1,030,600	[1]	HEALTHSOUTH Corp.	$14,479,930
117,700		Merck & Co., Inc.	8,941,669
175,000		Schering-Plough Corp.	6,744,500
175,400	[1]	St. Jude Medical, Inc.	10,041,650
203,300		Teva Pharmaceutical Industries Ltd., ADR	11,069,685
90,600	[1]	Wellpoint Health Networks, Inc.	8,901,450

		TOTAL	131,779,648

		Technology--14.3%
432,200	[1]	Advanced Micro Devices, Inc.	13,398,200
380,300	[1]	Apple Computer, Inc.	9,693,847
585,249	[1]	Avaya, Inc.	8,655,846
595,800	[1]	Cisco Systems, Inc.	10,116,684
350,500		Compaq Computer Corp.	6,133,750
165,000	[1]	EMC Corp. Mass	6,534,000
152,200	[1]	FIserv, Inc.	8,422,748
219,400	[1]	Intuit, Inc.	7,029,576
159,900	[1]	Lexmark Intl. Inc.	9,822,657
214,900	[1]	Microsoft Corp.	14,559,475
262,000		Nortel Networks Corp.	4,008,600
185,500	[1]	Novellus Systems, Inc.	10,230,325
453,600	[1]	Oracle Corp.	7,330,176
145,700		Scientific-Atlanta, Inc.	8,411,261
293,900	[1]	Sun Microsystems, Inc.	5,031,568
146,700	[1]	SunGuard Data Systems, Inc.	8,108,109
179,200	[1]	Teradyne, Inc.	7,078,400

		TOTAL	144,565,222

Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--2.3%
104,700		FPL Group, Inc.	$6,271,530
111,200	[1]	Reliant Resources, Inc.	3,336,000
241,498		SCANA Corp.	6,776,434
170,400		Williams Cos., Inc. (The)	7,185,768

		TOTAL	23,569,732

		TOTAL COMMON STOCKS (IDENTIFIED COST $681,489,689)	794,522,478

		CORPORATE BONDS--5.2%
		Capital Goods--1.0%
$1,000,000		Tyco International Ltd., Conv. Bond, 11/17/2020	771,350
12,000,000	[2]	Tyco International Ltd., 11/17/2020	9,256,200

		TOTAL	10,027,550

		Consumer Cyclicals--2.2%
17,000,000	[2]	Lowe's Cos., Inc., LYON, 2/16/2021	11,476,190
6,000,000		Omnicom Group, Inc., Conv. Sub. Deb., 2.25%, 1/6/2013	10,862,940

		TOTAL	22,339,130

		Consumer Staples--0.9%
7,600,000	[2]	Charter Communications, Inc., Conv. Bond, 5.75%, 10/15/2005	9,456,452

		Technology--1.1%
800,000		International Rectifier Corp., Conv. Bond, 4.25%, 7/15/2007	800,504
10,250,000	[2]	International Rectifier Corp., Conv. Bond, 4.25%, 7/15/2007	10,256,458

		TOTAL	11,056,962

		TOTAL CORPORATE BONDS (IDENTIFIED COST $47,612,250)	52,880,094

		PREFERRED STOCKS--10.3%
		Communication Services--0.9%
145,500		Cox Communications, Inc. PRIDES into Sprint PCS, $6.86	9,021,000

		Consumer Staples--1.1%
178,100		Cox Communications, Inc., PRIDES, $3.50	10,899,720

Shares			Value
		PREFERRED STOCKS--continued
		Financials--3.7%
206,500		Ace, Ltd., PRIDES, $4.13	$15,134,385
135,000		Metropolitan Life Insurance Co., Conv. Pfd., $4.00	12,352,500
194,000	[2]	Washington Mutual, Inc., Conv. Pfd.	9,918,250

		TOTAL	37,405,135

		Health Care--1.4%
310,500		Pharmacia Corp., ACES, $1.30	14,332,680

		Technology--1.1%
222,100		Amdocs Ltd., Conv. Pfd., $1.51	10,938,425

		Transportation--1.0%
212,900		Union Pacific Corp., Conv. Pfd., $3.13	10,290,947

		Utilities--1.1%
147,100		K N Energy, Inc., Conv. Pfd., $3.55	11,163,419

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $91,578,337)	104,051,326

		MUTUAL FUND--7.4%
74,882,367		Prime Value Obligations Fund, Class IS (at net asset value)	74,882,367

		TOTAL INVESTMENTS (IDENTIFIED COST $895,562,643)[3]	$1,026,336,265

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2001, these securities amounted to $50,363,550 which represents 5.0% of net assets.

3 The cost of investments for federal tax purposes amounts to $895,562,643. The net unrealized appreciation of investments on a federal tax basis amounts to $130,773,622 which is comprised of $154,995,019 appreciation and $24,221,397 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($1,013,520,640) at April 30, 2001.

The following acronyms are used throughout this portfolio:

ACES	--Adjustable Convertible Extendable Securities
ADR	--American Depositary Receipt
LYON	--Liquid Yield Option Note
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $895,562,643)		$1,026,336,265
Cash		23,035
Income receivable		779,290
Receivable for investments sold		4,635,528
Receivable for shares sold		2,666,219

TOTAL ASSETS		1,034,440,337

Liabilities:
Payable for investments purchased	$20,188,612
Payable for shares redeemed	568,719
Accrued expenses	162,366

TOTAL LIABILITIES		20,919,697

Net assets for 40,533,359 shares outstanding		$1,013,520,640

Net Assets Consist of:
Paid in capital		$927,052,273
Net unrealized appreciation of investments of investments		130,773,622
Accumulated net realized loss on investments and foreign currency transactions		(45,929,499)
Undistributed net investment income		1,624,244

TOTAL NET ASSETS		$1,013,520,640

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($672,387,817 ÷ 26,712,862 shares outstanding)		$25.17

Offering price per share (100/94.50 of $25.17)[1]		$26.63

Redemption proceeds per share		$25.17

Class B Shares:
Net asset value per share ($294,029,731 ÷ 11,911,589 shares outstanding)		$24.68

Offering price per share		$24.68

Redemption proceeds per share (94.50/100 of $24.68)[1]		$23.32

Class C Shares:
Net asset value per share ($47,103,092 ÷ 1,908,908 shares outstanding)		$24.68

Offering price per share		$24.68

Redemption proceeds per share (99.00/100 of $24.68)[1]		$24.43

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $20,770)			$7,250,915
Interest			2,177,428

TOTAL INCOME			9,428,343

Expenses:
Investment adviser fee		$3,507,223
Administrative personnel and services fee		352,125
Custodian fees		24,511
Transfer and dividend disbursing agent fees and expenses		258,377
Directors'/Trustees' fees		3,038
Auditing fees		5,765
Legal fees		1,665
Portfolio accounting fees		65,981
Distribution services fee--Class B Shares		1,007,031
Distribution services fee--Class C Shares		161,050
Shareholder services fee--Class A Shares		779,714
Shareholder services fee--Class B Shares		335,677
Shareholder services fee--Class C Shares		53,683
Share registration costs		82,925
Printing and postage		44,706
Insurance premiums		936

TOTAL EXPENSES		6,684,407

Reimbursement and Expense Reduction:
Reimbursement of investment adviser fee	$(2,373)
Fees paid indirectly from directed broker arrangements	(12,522)

TOTAL REIMBURSEMENT AND EXPENSE REDUCTION		(14,895)

Net expenses			6,669,512

Net investment income			2,758,831

Realized and Unrealized Loss on Investments and Options:
Net realized loss on investments and options transactions			(44,987,084)
Net change in unrealized appreciation of investments and options transactions			(27,803,163)

Net realized and unrealized loss on investments and options transactions			(72,790,247)

Change in net assets resulting from operations			$(70,031,416)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,758,831	$990,746
Net realized gain (loss) on investments, options, futures, and foreign currency transactions	(44,987,084)	55,127,569
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency	(30,603,783)	15,417,901

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(72,832,036)	71,536,216

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,134,884)	(996,077)
Distributions from net realized gains
Class A Shares	(37,217,165)	(14,302,972)
Class B Shares	(16,069,083)	(5,803,301)
Class C Shares	(2,480,477)	(702,121)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(56,901,609)	(21,804,471)

Share Transactions:
Proceeds from sale of shares	248,029,685	605,472,799
Proceeds from shares issued in connection with the tax-free transfer of assets from First Bank conversion	25,375,250	--
Proceeds from shares issued in connection with the tax-free acquisition of assets from IAI Regional Fund	--	166,854,568
Proceed from shares issued in connection with the tax-free transfer of assets from Suburban Bank Trust conversion	--	6,581,387
Net asset value of shares issued to shareholders in payment of distributions declared	47,115,776	15,520,690
Cost of shares redeemed	(122,759,370)	(280,146,081)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	197,761,341	514,283,363

Change in net assets	68,027,696	564,015,108

Net Assets:
Beginning of period	945,492,944	381,477,836

End of period (including undistributed net investment income of $1,624,244 and $297, respectively)	$1,013,520,640	$945,492,944

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited)			Year Ended October 31,
	4/30/2001			2000	1999 [2]	1998	1997
Net Asset Value, Beginning of Period	$29.05			$25.36	$18.73	$20.08	$16.17
Income From Investment Operations:
Net investment income	0.09			0.11	0.06	0.09	0.09
Net realized and unrealized gain (loss) on investments	(2.23)			4.96	7.46	1.01	4.85

TOTAL FROM INVESTMENT OPERATIONS	(2.14)			5.07	7.52	1.10	4.94

Less Distributions:
Distributions from net investment income	(0.05)			(0.07)	(0.07)	(0.12)	(0.11)
Distributions from net realized gain on investments	(1.69)			(1.31)	(0.82)	(2.33)	(0.92)

TOTAL DISTRIBUTIONS	(1.74)			(1.38)	(0.89)	(2.45)	(1.03)

Net Asset Value, End of Period	$25.17			$29.05	$25.36	$18.73	$20.08

Total Return[5]	(7.47)%			20.61%	41.17%	6.23%	32.10%

Ratios to Average Net Assets:
Expenses	1.18%[6]			1.24%	1.27%	1.29%	1.23%

Net investment income	0.84%[6]			0.41%	0.26%	0.44%	0.85%

Expense waiver/reimbursement[7]	0.00	%6,	[8]	0.00%[8]	--	0.02%	0.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$672,388		$637,523		$262,083	$158,587	$148,175

Portfolio turnover	42%			126%	55%	68%	85%

1 All years prior to 1998 have been restated to reflect a 6-for-1 stock split effective as of October 29, 1997.

2 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Reflects operations for the period from January 1, 1996 (start of business) to October 31, 1996.

4 Amounts presented prior to January 1, 1996 represent results of operations for Federated Exchange Fund, Ltd.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares (continued)

(For a Share Outstanding Throughout Each Period)1

	Period Ended	Year Ended
	10/31/1996 [3]	12/31/1995 [4]
Net Asset Value, Beginning of Period	$14.60	$11.47
Income From Investment Operations:
Net investment income	0.04	0.18
Net realized and unrealized gain (loss) on investments	1.89	4.07

TOTAL FROM INVESTMENT OPERATIONS	1.93	4.25

Less Distributions:
Distributions from net investment income	(0.03)	(0.18)
Distributions from net realized gain on investments	(0.33)	(0.94)

TOTAL DISTRIBUTIONS	(0.36)	(1.12)

Net Asset Value, End of Period	$16.17	$14.60

Total Return[5]	13.36%	37.17%

Ratios to Average Net Assets:
Expenses	1.23%[6]	1.08%

Net investment income	0.31%[6]	1.29%

Expense waiver/reimbursement[7]	0.27%[6]	0.15%

Supplemental Data:

Net assets, end of period (000 omitted)	$108,804	$98,200

Portfolio turnover	79%	81%

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited)	Year Ended October 31,				Period Ended
	4/30/2001	2000	1999 [2]	1998	1997	10/31/1996 [3]
Net Asset Value, Beginning of Period	$28.58	$25.09	$18.62	$20.04	$16.12	$14.70
Income From Investment Operations:
Net investment income (net operating loss)	0.03	0.01	(0.07)	(0.03)	0.12	(0.04)[4]
Net realized and unrealized gain (loss) on investments	(2.24)	4.79	7.36	0.96	4.72	1.80

TOTAL FROM INVEST-MENT OPERATIONS	(2.21)	4.80	7.29	0.93	4.84	1.76

Less Distributions:
Distributions from net investment income	--	--	--	(0.02)	--	(0.01)
Distributions from net realized gain on investments	(1.69)	(1.31)	(0.82)	(2.33)	(0.92)	(0.33)

TOTAL DISTRIBUTIONS	(1.69)	(1.31)	(0.82)	(2.35)	(0.92)	(0.34)

Net Asset Value, End of Period	$24.68	$28.58	$25.09	$18.62	$20.04	$16.12

Total Return[5]	(7.84)%	19.71%	40.12%	5.20%	31.65%	12.00%

Ratios to Average Net Assets:
Expenses	1.93%[6]	1.99%	2.02%	2.04%	1.98%	1.98%[6]

Net investment income (net operating loss)	0.09%[6]	(0.32)%	(0.49)%	(0.31)%	0.07%	(0.36)%[6]

Expense waiver/reimbursement[7]	0.00%[6,8]	0.00%[8]	--	0.02%	0.06%	0.27%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$294,030	$266,173	$106,528	$49,242	$21,636	$6,369

Portfolio turnover	42%	126%	55%	68%	85%	79%

1 All years prior to 1998 have been restated to reflect a 6-for-1 stock split effective as of October 29, 1997.

2 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Reflects operations for the period from January 4, 1996 (date of initial public investment) to October 31, 1996.

4 Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

8 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited)	Year Ended October 31,				Period Ended
	4/30/2001	2000	1999 [2]	1998	1997	10/31/1996 [3]
Net Asset Value, Beginning of Period	$28.55	$25.07	$18.61	$19.95	$16.13	$14.70
Income From Investment Operations:
Net investment income (net operating loss)	0.03	0.03	(0.07)	(0.04)	0.13	(0.04)[4]
Net realized and unrealized gain (loss) on investments	(2.21)	4.76	7.35	1.05	4.61	1.81

TOTAL FROM INVEST-MENT OPERATIONS	(2.18)	4.79	7.28	1.01	4.74	1.77

Less Distributions:
Distributions from net investment income	--	--	--	(0.02)	--	(0.01)
Distributions from net realized gain on investments	(1.69)	(1.31)	(0.82)	(2.33)	(0.92)	(0.33)

TOTAL DISTRIBUTIONS	(1.69)	(1.31)	(0.82)	(2.35)	(0.92)	(0.34)

Net Asset Value, End of Period	$24.68	$28.55	$25.07	$18.61	$19.95	$16.13

Total Return[5]	(7.74)%	19.68%	40.09%	5.67%	30.90%	12.05%

Ratios to Average Net Assets:
Expenses	1.93%[6]	1.99%	2.02%	2.04%	1.98%	1.98%[6]

Net investment income (net operating loss)	0.09%[6]	(0.31)%	(0.49)%	(0.31)%	0.08%	(0.37)%[6]

Expense waiver/ reimbursement[7]	0.00%[6,8]	0.00%[8]	--	0.02%	0.06%	0.27%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$47,103	$41,797	$12,866	$5,885	$2,614	$710

Portfolio turnover	42%	126%	55%	68%	85%	79%

1 All years prior to 1998 have been restated to reflect a 6-for-1 stock split effective as of October 29, 1997.

2 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Reflects operations for the period from January 4, 1996 (date of initial public investment) to October 31, 1996.

4 Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

8 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide capital appreciation.

On September 15, 2000, the Fund acquired all the net assets of Investment Advisers Inc. (IAI) Regional Fund in a tax-free reorganization as follows:

Class A Shares of the Fund Issued	IAI Regional Fund Net Assets Received	Unrealized Appreciation	[1]
5,523,157	$166,854,568	$28,314,395

Net Assets of the Fund Prior to Combination	Net Assets of IAI Regional Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
$772,382,119	$166,854,568	$939,236,687

1 Unrealized Appreciation is included in the IAI Regional Fund Net Assets Received amount shown above.

On June 16, 2000, the Fund received a tax-free transfer of assets from Suburban Bank Trust, a Common Trust Fund as follows:

Class A Shares of the Fund Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation	[2]	Net Assets of Fund Prior to Combination	Net Assets of Common Trust Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
222,750	$6,581,387	$126,525		$648,051,464	$6,581,387	$654,632,851

2 Unrealized Appreciation is included in the Suburban Bank Trust Net Assets Received amount shown above.

On December 15, 2000, the Fund received a tax-free transfer of assets from First Bank Trust, a Common Trust Fund as follows:

Class A Shares of the Fund Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation	[3]	Net Assets of Fund Prior to Combination	Net Assets of Common Trust Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
1,006,954	$25,375,250	$2,800,620		$894,244,406	$25,375,250	$919,619,656

3 Unrealized Appreciation is included in the First Bank Trust Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds (other fixed income and asset backed securities) and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on long-term debt securities effective November 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on long-term debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2001, the Fund had a realized gain of $470,709 on written options.

Contracts	Number of Contracts	Premium
Outstanding at 11/1/2000	175	$ 424,836

Options written	125	45,873

Options expired	(300)	(470,709)

Options closed	--	--

Outstanding at 4/30/2001	0	0

At April 30, 2001, the Fund had no outstanding options.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,626,705	$143,546,757	13,258,058	$384,679,859
Shares issued in connection with tax-free transfer of assets from First Bank conversion	1,006,954	25,375,250	--	--
Shares issued in connection with the tax-free acquisition of assets from IAI Regional Fund	--	--	5,523,157	166,854,568
Shares issued in connection with the tax-free transfer of assets from Suburban Bank Trust conversion	--	--	222,570	6,581,387
Shares issued to shareholders in payment of distributions declared	1,176,691	30,006,451	359,714	9,434,358
Shares redeemed	(3,044,130)	(77,943,377)	(7,752,653)	(225,067,643)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,766,220	$120,985,081	11,610,846	$342,482,529

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,225,725	$80,730,223	5,849,950	$167,400,217
Shares issued to shareholders in payment of distributions declared	586,945	14,708,828	210,118	5,404,250
Shares redeemed	(1,215,867)	(29,859,153)	(991,926)	(28,425,753)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	2,596,803	$65,579,898	5,068,142	$144,378,714

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	951,784	$23,752,705	1,872,943	$53,392,723
Shares issued to shareholders in payment of distributions declared	95,867	2,400,497	26,530	682,082
Shares redeemed	(602,539)	(14,956,840)	(948,955)	(26,652,685)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	445,112	$11,196,362	950,518	$27,422,120

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,808,135	$197,761,341	17,629,506	$514,283,363

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended April 30, 2001, Class A Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2001, the Fund's expenses were reduced by $12,522 under these arrangements.

Interfund Transactions

During the six months ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $333,534,093 and $268,469,788, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities, short-term securities (and in-kind contributions), for the six months ended April 30, 2001, were as follows:

Purchases	$482,636,908

Sales	$383,774,214

Purchases and sales of long-term U.S. government securities for the six months ended April 30, 2001, were as follows:

Purchases	$0

Sales	$1,673,939

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G01649-05 (6/01)

Federated Investors
World-Class Investment Manager

Federated Communications Technology Fund

A Portfolio of Federated Equity Funds

2ND SEMI-ANNUAL REPORT

April 30, 2001

Established 1999

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated
Communications Technology Fund

President's Message

Dear Fellow Shareholder:

Federated Communications Technology Fund, a portfolio of Federated Equity Funds, was created on September 21, 1999, and I am pleased to present its second Semi-Annual Report. As of April 30, 2001, the fund's net assets totaled $372.2 million. This fund gives investors the opportunity to participate in the revolutionary developments in communications technology that have already profoundly changed the way individuals around the world live and work.1 The fund holds stocks in more than 60 corporations. These companies represent investment opportunities, as their stock prices have declined and should be in the process of recovering.

This report covers the period from November 1, 2000 through April 30, 2001. It begins with an interview with the fund's portfolio managers, Michael R. Tucker, Assistant Vice President, and Dean J. Kartsonas, CFA, Vice President, both of Federated Investment Management Company. Following their discussion, which covers the fund's objective, investment strategy and market conditions, are two additional items of shareholder interest. First is a complete listing of the fund's investments, and second is the publication of the fund's financial statements. I urge you to review the fund's holdings and note the broad diversification across the fund's template of investments.

The fund's managers use an investment template to invest across four key areas of communications technology:

Infrastructure companies (45% of the fund's net assets) provide the enabling technologies that make possible the appliances and services we see and use. (Cisco Systems, Inc., for example).

Interface companies (6% of the fund's net assets) produce appliances that consumers and businesses use to access information and respond to demands. Examples are Nokia OYJ Corp. and Scientific-Atlanta, Inc.

1 Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of market risk than funds whose investments are diversified. In addition, the fund may be subject to specific risks of the "technology" sector such as obsolescence.

Service companies (42% of the fund's net assets) develop and own links that move data with unprecedented economy and speed (Sprint Corp. (PCS Group), Qwest Communications, Inc., for example).

Applications companies (7% of the fund's net assets) provide content such as entertainment, information, e-commerce, and voicemail (AOL Time Warner, for example).

While many of the portfolio's holdings--Verizon Communications, Oracle Corp., Microsoft, and Sprint Corp. (PCS Group)--are familiar to you, many more of them are probably not. Please take this opportunity to read the discussion with the portfolio managers, which may familiarize you with how the fund's managers select companies.

The fund's six-month reporting period was unusually difficult for both technology and communication services stocks. The price decline that began in March 2000 continued through the following March. Then a promising recovery began in April 2001. As the slowing economy continued to erode industry fundamentals over the six-month reporting period, the Communications Services and Technology sectors were hit hard because corporate capital expenditures can easily be postponed when corporate income declines. As a result, the fund's shares declined sharply.

Almost all issues in the fund, whether emerging technology or large, successful corporations like Microsoft Corp. and Oracle Corp., lost substantial value during 2000 and again year to date in 2001. The technology bubble has lost most of its air, and reality has set in with regard to corporate price-to-earnings ratios, earnings, sales and long-term future growth rates. Some of today's prices reflect issues that are oversold; in other cases, ratios to values are still high. The corporations that inflated the bubble will not be leaders in the rally, but the Technology and Communications Services sectors will play an important role in the future of the world's economies.

Any fund that invests in a particular sector is subject to greater volatility than a broad equity fund that may invest in all industry sectors of the Standard & Poor's 500 Index (S&P 500).2 Please remember that the true measure of this fund's performance is in years rather than months.

2 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

Individual share class total return performance for the reporting period follows.3

	Total Return	Net Asset Value Change
Class A Shares	(48.57)%	$14.64 to $7.53 = (48.57)%
Class B Shares	(48.80)%	$14.53 to $7.44 = (48.80)%
Class C Shares	(48.76)%	$14.52 to $7.44 = (48.76)%

We maintain our belief in technology stocks and in our fund's template of investing. Market sentiment is improving, and we are using the fund's cash flow to buy the best-priced issues in our selected universe.

I recommend that you add to your account on a regular basis to take advantage of price fluctuations and dollar-cost averaging.4 Regular investing, whether monthly or quarterly, is a very prudent investment strategy to deploy. You actually buy more fund shares when prices are lower and fewer shares at higher price levels.

Thank you for your continued confidence in this exciting sector and in our firm by placing your dollars in Federated Communications Technology Fund.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
June 15, 2001

3 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (51.39)%, (51.61)%, and (49.27)%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

4 Dollar-cost averaging does not ensure a profit or protect against loss in declining markets. Since such a plan of investing involves continuous investing regardless of fluctuating price levels, investors should consider his financial ability to continue to invest in periods of low price level.

Michael R. Tucker

Assistant Vice President

Federated Investment Management
Company

Dean J. Kartsonas, CFA

Vice President

Federated Investment Management
Company

Investment Review

What is your appraisal of the past six months for the Technology sector?

The past six months--in fact the past year--have been most difficult for the Communications Services and Technology sectors. The NASDAQ market declined by over 70% from March 2000 through March 2001. After a short rally through most of January 2001, which was induced by the Federal Reserve Board's lowering of interest rates, Technology stocks sold off through the end of March. The slowing economy continued to erode business fundamentals, and their inventories did not move. Additionally, the Communications Technology sector was hit hard because corporate capital expenditures, such as companies upgrading computers and purchasing software programs, are postponed when corporate income declines.

The past 12 months have shown this sector is highly volatile. What do you do to minimize the level of risk and the share value declines?

We strive to control risk with our disciplined, proprietary approach and by diversification across the entire communications technology spectrum--both domestically and internationally. However, when these stocks are being sold, there is no place to hide, as there are not many buyers, prices fall, and eventually we buy selectively.

We will continue to focus longer term on technology and telecommunications issues. We have increased the fund's telecommunications exposure but focused on more stable growth sectors, including incumbent local exchange carriers and cable service providers. We have reduced exposure in higher growth technology industries such as communications equipment and communication integrated circuits.

As corporate expectations and earnings improve, we will increase the fund's exposure to higher growth companies versus more stable growth industries.

This fund is designed to be a long-term investment, but how did it perform during the six-month reporting period?

The fund produced a negative total return over the six-month reporting period. Total returns, based on net asset value, were (48.57)%, (48.80)%, and (48.76)% for Class A, B, and C Shares, respectively.

How has the communications technology sector performed historically?

We measure the fund's performance, based on net asset value, against the Merrill Lynch Technology 100 Index and the NASDAQ Telecommunications Index.1 The table below shows performance as of April 30, 2001 for the NASDAQ index, the S&P 500, and the Merrill Lynch index in comparison to the fund's Class A Shares.

Annualized Total Returns as of 4/30/2001
	Year-to-Date	1 Year	3 Years	5 Years	10 Years
Merrill Lynch Technology 100 Index	(14.41)%	(50.21)%	18.58%	18.62%	22.21%
NASDAQ Telecommunications Index	(23.53)%	(60.19)%	(2.49)%	9.64%	13.30%
S&P 500 Index	(5.01)%	(12.97)%	5.30%	15.56%	15.23%
Federated Communications Technology Fund--Class A Shares	(26.39)%	(58.00)%	N/A	N/A	N/A

How do you select the fund's holdings?

The fund has a disciplined template in four areas, and invests across the communications technology spectrum (note this is NOT an Internet fund). We narrow over 800 companies to an investable universe of about 500. Then we target between 60-80 holdings. These categories represent four key aspects of communications technology:

Infrastructure (45% of net assets): Companies that produce the enabling technologies--hardware, software, semi-conductors, fiber optics--for the appliances and services we see and use. For example, Cisco Systems, Inc. (0.7% of net assets) is the world's foremost maker of computer networking equipment, and controls more than three-quarters of the market for products that link networks and power the Internet.

1 Merrill Lynch 100 Technology Index is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and ADRs. The index was developed with a base value of 200 as of January 30, 1998. NASDAQ Telecommunications Index is a capitalization-weighted index designed to measure the performance of all NASDAQ stocks in the telecommunications sector. The index was developed with a base value of 100 as of February 5, 1971. Indexes are unmanaged and investments cannot be made in an index.

Interfaces (6% of net assets): Companies that make appliances--phones, personal computers, cable set-top boxes, etc.--consumers and businesses use to access information and respond to demands. For example, Nokia (1.8% of net assets) is a supplier of data, video and voice network solutions, mobile and fixed access solutions, and broadband and internet protocol network solutions. It also manufactures mobile phones and is a pioneer in digital multimedia terminals for digital TV and interactive services.

Services (42% of net assets): Companies that develop and own links--such as long-distance telephone carriers--that move data with unprecedented economy and speed among the various communications appliances. For example, Sprint Corp. (PCS Group) (2.3% of net assets) is a wireless service provider, and the technology it uses today will be used increasingly for high-speed wireless communication in the future.

Applications (7% of net assets): These firms provide content--such as entertainment, information, e-commerce, voicemail. For example, AOL Time Warner, Inc. (2.5% of net assets), in less than a decade, has become part of our popular culture. More than 25 million people subscribe to this on-line giant.

In what areas are you currently finding investment opportunities?

The fund is currently overweighted in the infrastructure industry and underweighted in the applications industry. However, we actively emphasize the best current values and change the weightings in our investment template.

What were the fund's top ten holdings as of April 30, 2001?

The top ten holdings were as follows:

Name	Percentage of Net Assets
Qwest Communications Inc.	4.4%
Triton PCS Holdings, Inc., Class A	4.1%
Western Wireless Corp., Class A	3.2%
Charter Communications, Inc., Class A	2.6%
Crown Castle International Corp.	2.6%
AOL Time Warner, Inc.	2.5%
American Tower Systems Corp.	2.4%
Sprint Corp. (PCS Group)	2.3%
Comverse Technology, Inc.	2.3%
Verizon Communications, Inc.	2.2%
TOTAL	28.6%

What is your outlook for communication technology stocks?

Despite the bursting of the "Tech/Internet/Telecom bubble," we believe the longer term trends are still in place--particularly with regard to storage, wireless and broadband.

  The demand for storage continues to grow at a rapid pace because the huge and growing amount of data being generated every second has to be kept somewhere. We think eventual winners in this area will include such holdings as EMC Corp.
  Wireless penetration in the United States is likely to grow from the current 40% to the more European level of over 70% within the next couple years. Favorably positioned holdings among wireless firms include Sprint Corp. (PCS Group), Western Wireless Corp., Triton PCS Holdings, Crown Castle International Corp., RF Micro Devices, Inc., Xilinx Inc., Qualcomm Inc., Comverse Technology, Inc., and Amdocs Ltd.
  The broadband cycle is just getting underway as more homes gain access and spur the demand for capacity, and more applications will be deployed over the next few years. These applications will use that bandwidth and create more value for the end user. Broadband leaders in our portfolio include JDS Uniphase, AOL Time Warner, Cisco, Juniper Networks, Inc., Scientific-Atlanta Inc., Broadcom, Charter Communications, Inc., and Verizon Communications, Inc.

We feel that as the U.S. economy stabilizes, Technology fundamentals will improve. Although we believe Technology will remain a volatile sector, we believe that now is a prudent time for investors to use the dollar-cost average method of investing.

How does this fund fit into an investor's portfolio, and why should an investor own the fund now?

Technology is the future--you may own a Palm Pilot, a cellular phone, or you may do business on the Web via e-commerce or B2B. In just a few years, a fast-growing portion of the six billion people in the world will communicate instantaneously and not on paper. This communication revolution needs semiconductors, fiber optics, towers, etc. The growth of technology is impossible to stop.

Looking back at past technology sector cycles when sentiment and fundamentals were dismal and no one felt like buying, fundamentals improved soon thereafter. It was better to be the buyer building your long-term positions than to be the seller who ended up buying in later at higher levels.

It is important to remember that today's investment prospects have nothing to do with last year's performance, but everything to do with the expected return from this point forward. When the U.S. economy emerges from its current slowdown, we feel the Technology sector will be a major contributor.

Portfolio of Investments

April 30, 2001 (unaudited)

Shares			Value
		COMMON STOCKS--95.2%
		Broadcasting (T.V., Radio & Cable)--14.1%
69,100	[1]	Cablevision SA, Class A	$4,750,625
452,900	[1]	Charter Communications, Inc., Class A	9,696,589
137,000	[1]	Clear Channel Communications, Inc.	7,644,600
173,800	[1]	Comcast Corp., Class A	7,631,558
134,700	[1]	Cox Communications, Inc., Class A	6,130,197
120,000	[1]	Echostar Communications Corp., Class A	3,595,200
206,000		News Corp. Ltd., ADR	6,697,060
271,100	[1]	Pegasus Communications Corp.	6,454,891

		TOTAL	52,600,720

		Cellular/Wireless Telecomms--15.9%
140,200	[1]	AirGate PCS, Inc.	5,551,920
139,000	[1]	Millicom International Cellular SA	3,780,800
224,700	[1]	NEXTEL Communications, Inc., Class A	3,651,375
205,300	[1]	Nextel Partners, Inc., Class A	3,529,107
336,300	[1]	Sprint Corp. (PCS Group)	8,619,369
410,700	[1]	TeleCorp PCS, Inc., Class A	6,616,377
395,200	[1]	Triton PCS Holdings, Inc., Class A	15,412,800
269,300	[1]	Western Wireless Corp., Class A	11,991,929

		TOTAL	59,153,677

		Communications Equipment--10.7%
337,600	[1]	American Tower Systems Corp.	9,047,680
49,000	[1]	CIENA Corp.	2,697,940
123,500	[1]	Comverse Technology, Inc.	8,459,750
190,800		Nokia Oyj Corp., Class A, ADR	6,523,452
100,600	[1]	Qualcomm, Inc.	5,770,416
128,700		Scientific-Atlanta, Inc.	7,429,851

		TOTAL	39,929,089

		Computers (Networking)--1.2%
161,900	[1]	Cisco Systems, Inc.	2,749,062
27,200	[1]	Juniper Networks, Inc.	1,605,616

		TOTAL	4,354,678

		Computers (Peripherals)--1.0%
96,700	[1]	EMC Corp., Mass	3,829,320

Shares			Value
		COMMON STOCKS--continued
		Computers Software/Services--11.8%
133,400	[1]	Amdocs Ltd.	$7,857,260
159,600		Autodesk, Inc.	5,563,656
71,300	[1]	Check Point Software Technologies Ltd.	4,472,649
38,000	[1]	I2 Technologies, Inc.	661,580
76,400	[1]	Internet Security Systems, Inc.	3,811,596
88,100	[1]	Microsoft Corp.	5,968,775
192,500	[1]	Oracle Corp.	3,110,800
128,000	[1]	Rational Software Corp.	3,098,880
74,900	[1]	Siebel Systems, Inc.	3,413,942
80,500	[1]	Symantec Corp.	5,217,205
11,500	[1]	Veritas Software Corp.	685,515

		TOTAL	43,861,858

		Electronics (Instrument)--1.1%
143,000	[1]	Tollgrade Communications, Inc.	3,921,060

		Electronics - Semiconductors--4.9%
30,500	[1]	Advanced Micro Devices, Inc.	945,500
108,000	[1]	Altera Corp.	2,731,320
44,500	[1]	Broadcom Corp.	1,849,420
199,180	[1]	JDS Uniphase Corp.	4,260,460
90,800	[1]	RF Micro Devices, Inc.	2,667,704
144,000	[1]	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,490,560
44,900	[1]	Xilinx, Inc.	2,131,403

		TOTAL	18,076,367

		Entertainment--3.4%
185,100	[1]	AOL Time Warner, Inc.	9,347,550
64,000	[1]	Viacom, Inc., Class B	3,331,840

		TOTAL	12,679,390

		Equipment (Semiconductors)--3.2%
231,200	[1]	Axcelis Technologies, Inc.	3,470,312
67,500	[1]	KLA-Tencor Corp.	3,709,800
86,600	[1]	Novellus Systems, Inc.	4,775,990

		TOTAL	11,956,102

		Services (Advertising/Marketing)--1.1%
100,000	[1]	Lamar Advertising Co.	3,865,000

		Services (Commercial & Consumer)--2.6%
389,800	[1]	Crown Castle International Corp.	9,546,202

Shares			Value
		COMMON STOCKS--continued
		Services (Computer Systems)--1.3%
89,900	[1]	SunGuard Data Systems, Inc.	$4,968,773

		Services (Data Processing)--3.6%
149,900	[1]	Concord EFS, Inc.	6,977,845
96,800		First Data Corp.	6,528,192

		TOTAL	13,506,037

		Telephone--7.1%
163,300		BellSouth Corp.	6,852,068
143,800		SBC Communications, Inc.	5,931,750
53,200		Telephone and Data System, Inc.	5,586,000
148,500		Verizon Communications, Inc.	8,177,895

		TOTAL	26,547,713

		Telephone Long Distance--12.2%
267,000	[1]	Allegiance Telecom, Inc.	4,803,330
172,000		BCE, Inc.	4,291,400
360,200	[1]	Global Crossing Ltd.	4,513,306
298,000	[1]	Level 3 Communications, Inc.	4,240,540
474,600	[1]	McLeodUSA, Inc., Class A	4,200,210
404,200	[1]	Qwest Communications, Inc.	16,531,780
200,000		Telefonos de Mexico, Class L, ADR	6,920,000

		TOTAL	45,500,566

		TOTAL COMMON STOCKS (IDENTIFIED COST $373,423,483)	354,296,552

		MUTUAL FUND--6.4%
23,658,342		Prime Value Obligations Fund, Class IS (at net asset value)	23,658,342

		TOTAL INVESTMENTS (IDENTIFIED COST $397,081,825)[2]	$377,954,894

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $397,081,825. The net unrealized depreciation of investments on a federal tax basis amounts to $19,126,931 which is comprised of $23,838,061 appreciation and $42,964,992 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($372,180,433) at April 30, 2001.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $397,081,825)		$377,954,894
Cash		11,075
Receivable for investments sold		744,641
Receivable for shares sold		633,579
Income receivable		142,904
Prepaid expenses		443,722

TOTAL ASSETS		379,930,815

Liabilities:
Payable for investments purchased	$7,248,508
Payable for shares redeemed	275,314
Accrued expenses	226,560

TOTAL LIABILITIES		7,750,382

Net assets for 49,840,151 shares outstanding		$372,180,433

Net Assets Consist of:
Paid in capital		$1,009,704,113
Net unrealized depreciation of investments		(19,126,931)
Accumulated net realized loss on investments		(614,540,229)
Accumulated net operating loss		(3,856,520)

TOTAL NET ASSETS		$372,180,433

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($104,459,570 ÷ 13,874,365 shares outstanding)		$7.53

Offering price per share (100/94.50 of $7.53)[1]		$7.97

Redemption proceeds per share		$7.53

Class B Shares:
Net asset value per share ($222,965,022 ÷ 29,952,135 shares outstanding)		$7.44

Offering price per share		$7.44

Redemption proceeds per share (94.50/100 of $7.44)[1]		$7.03

Class C Shares:
Net asset value per share ($44,755,841 ÷ 6,013,651 shares outstanding)		$7.44

Offering price per share		$7.44

Redemption proceeds per share (99.00/100 of $7.44)[1]		$7.37

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $2,736)			$163,208
Interest			889,538

TOTAL INCOME			1,052,746

Expenses:
Investment adviser fee		$1,921,830
Administrative personnel and services fee		192,952
Custodian fees		18,229
Transfer and dividend disbursing agent fees and expenses		623,626
Directors'/Trustees' fees		2,864
Auditing fees		3,350
Legal fees		1,621
Portfolio accounting fees		48,276
Distribution services fee--Class A Shares		189,973
Distribution services fee--Class B Shares		1,120,347
Distribution services fee--Class C Shares		231,564
Shareholder services fee--Class B Shares		373,449
Shareholder services fee--Class C Shares		77,188
Share registration costs		56,810
Printing and postage		96,321
Insurance premiums		749
Miscellaneous		849

TOTAL EXPENSES		4,959,998

Waiver and Reimbursement:
Waiver of investment adviser fee	$(49,260)
Reimbursement of investment adviser fee	(1,472)

TOTAL WAIVER AND REIMBURSEMENT		(50,732)

Net expenses			4,909,266

Net operating loss			(3,856,520)

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(322,754,562)
Net change in unrealized appreciation of investments			(56,918,253)

Net realized and unrealized loss on investments			(379,672,815)

Change in net assets resulting from operations			$(383,529,335)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(3,856,520)	$(12,285,881)
Net realized loss on investments	(322,754,562)	(291,348,389)
Net change in unrealized appreciation of investments	(56,918,253)	29,688,277

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(383,529,335)	(273,945,993)

Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	--	(134,110)
Class B Shares	--	(290,183)
Class C Shares	--	(56,713)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(481,006)

Share Transactions:
Proceeds from sale of shares	233,932,351	1,615,278,416
Net asset value of shares issued to shareholders in payment of distributions declared	8,276	436,518
Cost of shares redeemed	(290,947,470)	(584,500,466)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(57,006,843)	1,031,214,468

Change in net assets	(440,536,178)	756,787,469

Net Assets:
Beginning of period	812,716,611	55,929,142

End of period	$372,180,433	$812,716,611

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$14.64	$12.42	$10.00
Income From Investment Operations:
Net operating loss	(0.04)	(0.21)[2]	(0.01)[2]
Net realized and unrealized gain (loss) on investments	(7.07)	2.46	2.43

TOTAL FROM INVESTMENT OPERATIONS	(7.11)	2.25	2.42

Less Distributions:
Distributions from net realized gain on investments	--	(0.03)	--

Net Asset Value, End of Period	$ 7.53	$14.64	$12.42

Total Return[3]	(48.57)%	18.10%	24.20%

Ratios to Average Net Assets:

Expenses	1.39%[4]	1.30%	1.20%[4]

Net operating loss	(0.98)%[4]	(1.13)%	(0.85)%[4]

Expense waiver/reimbursement[5]	0.02%[4]	0.00%[6]	2.14%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$104,460	$255,307	$13,893

Portfolio turnover	107%	92%	36%

1 Reflects operations for the period from September 21, 1999 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

6 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$14.53	$12.42	$10.00
Income From Investment Operations:
Net operating loss	(0.09)	(0.34)[2]	(0.02)[2]
Net realized and unrealized gain (loss) on investments	(7.00)	2.48	2.44

TOTAL FROM INVESTMENT OPERATIONS	(7.09)	2.14	2.42

Less Distributions:
Distributions from net realized gain on investments	--	(0.03)	--

Net Asset Value, End of Period	$ 7.44	$14.53	$12.42

Total Return[3]	(48.80)%	17.21%	24.20%

Ratios to Average Net Assets:

Expenses	2.14%[4]	2.05%	1.95%[4]

Net operating loss	(1.73)%[4]	(1.88)%	(1.60)%[4]

Expense waiver/reimbursement[5]	0.02%[4]	0.00%[6]	2.14%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$222,965	$458,094	$34,771

Portfolio turnover	107%	92%	36%

1 Reflects operations for the period from September 21, 1999 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

6 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$14.52	$12.42	$10.00
Income From Investment Operations:
Net operating loss	(0.09)	(0.34)[2]	(0.02)[2]
Net realized and unrealized gain (loss) on investments	(6.99)	2.47	2.44

TOTAL FROM INVESTMENT OPERATIONS	(7.08)	2.13	2.42

Less Distributions:
Distributions from net realized gain on investments	--	(0.03)	--

Net Asset Value, End of Period	$ 7.44	$14.52	$12.42

Total Return[3]	(48.76)%	17.13%	24.20%

Ratios to Average Net Assets:

Expenses	2.14%[4]	2.05%	1.95%[4]

Net operating loss	(1.73)%[4]	(1.88)%	(1.60)%[4]

Expense waiver/reimbursement[5]	0.02%[4]	0.00%[6]	2.14%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$44,756	$99,315	$7,265

Portfolio turnover	107%	92%	36%

1 Reflects operations for the period from September 21, 1999 (date of initial public investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

6 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated Communications Technology Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to achieve capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $287,810,844, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,553,316	$179,354,213	40,349,656	$769,962,679
Shares issued to shareholders in payment of distributions declared	85	563	15,840	111,835
Shares redeemed	(20,121,737)	(216,080,878)	(24,041,269)	(425,849,776)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,568,336)	$(36,726,102)	16,324,227	$344,224,738

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,362,019	$44,606,814	34,284,833	$661,743,934
Shares issued to shareholders in payment of distributions declared	467	2,933	16,667	272,273
Shares redeemed	(5,940,309)	(56,836,788)	(5,570,888)	(101,544,757)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,577,823)	$(12,227,041)	28,730,612	$560,471,450

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	970,076	$9,971,324	9,438,375	$183,571,803
Shares issued to shareholders in payment of distributions declared	464	4,780	3,211	52,410
Shares redeemed	(1,795,954)	(18,029,804)	(3,187,394)	(57,105,933)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(825,414)	$(8,053,700)	6,254,192	$126,518,280

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,971,573)	$(57,006,843)	51,309,031	$1,031,214,468

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Class B and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2001, the Fund engaged in purchases and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchases and sale transactions complied with Rule 17a-7 under the Act and amounted to $311,412,244 and $313,735,459, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended April 30, 2001, were as follows:

Purchases	$523,168,672

Sales	$578,193,344

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Communications Technology Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172818
Cusip 314172792
Cusip 314172784

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

25474 (6/01)

Federated Investors
World-Class Investment Manager

Federated Growth Strategies Fund

A Portfolio of Federated Equity Funds

17TH SEMI-ANNUAL REPORT

April 30, 2001

Established 1984

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Growth Strategies Fund

President's Message

Dear Shareholder:

Federated Growth Strategies Fund was created in 1984, and I am pleased to present its 17th Semi-Annual Report. As of April 30, 2001, the fund's total net assets of $1.3 billion were invested in 114 common stocks of mid- to large-cap corporations.

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from November 1, 2000 to April 30, 2001. It begins with an interview with the fund's portfolio manager, James E. Grefenstette, CFA, Senior Vice President of Federated Investment Management Company. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's stock holdings, and third is the publication of the fund's financial statements.

Federated Growth Strategies Fund is managed to pursue long-term growth through a highly diversified portfolio of mid- and large-capitalization stocks selected for their strong price and earnings momentum. The fund's portfolio includes common stocks representing 11 industry sectors with names that investors recognize immediately--Anheuser-Busch, Pepsi Bottling Group, Pfizer, Philip Morris, and Toys "R" Us--to name a few.

During the reporting period, domestic and international economies showed more signs of weakness than strength, and investors responded by preferring stability to risk. For the six-month reporting period ended April 30, 2001, the fund's return outperformed the Lipper Multi-Cap Growth Funds Average;1 however, the fund's benchmark, the Standard & Poor's 500 ("S&P 500") Index2 outperformed the fund. As of April 30, 2001, individual share class total return performance, including capital gains distributions, follows.3

	Net Asset Value Change	Capital Gains	Total Return
Class A Shares	$40.66 to $29.47 = (27.52)%	$2.692	(22.10)%
Class B Shares	$38.79 to $27.90 = (28.07)%	$2.692	(22.41)%
Class C Shares	$39.14 to $28.17 = (28.03)%	$2.692	(22.42)%

By reinvesting your dividends and capital gains automatically in additional fund shares, you can take advantage of share price fluctuations in volatile equity markets. Through a systematic investment program4 you can add to your account on a regular basis, whereby a specific amount is withdrawn from your checking account to purchase more fund shares. By employing the dollar-cost averaging method and buying shares regularly (i.e., monthly additions of the same dollar amount), you can automatically accumulate more shares in your account which may reduce the average cost per share. Please contact your investment representative for more information.

Thank you for selecting Federated Growth Strategies Fund to pursue your long-term financial goals. As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
June 15, 2001

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into respective categories indicated. These figures do not reflect sales charges.

2 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

3 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (26.39)%, (26.37)%, and (23.14)%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

4 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchasing during periods of low price levels.

James E. Grefenstette, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

What were the strengths and weaknesses of the U.S. equity market during the first half of the fund's fiscal year ended April 30, 2001?

After struggling through a volatile October, broader market indexes in general and growth indexes in particular accelerated to the downside in the last two months of 2000. Fears that spending on communications infrastructure equipment could decelerate were realized as corporations and communications service providers started to revise down budgets for 2001. Slower growth in these capital expenditures should contract growth rates for many technology companies. These fears helped push the Nasdaq1 down 26.7% for this time period, while the S&P Barra Growth Index2 was down 14.5%. The S&P 500 Index,2 which had Technology as its largest sector, was down 7.4%, and the S&P 400 Mid Cap Index3 lost 0.5%.

The new millennium opened with the Federal Reserve Board (the "Fed") lowering interest rates in a surprise announcement. This sparked a strong rally in Technology stocks and a sell off in the more defensive sectors. These moves lasted through the end of January, when signs of increasing weakness for technology companies again pulled investors from that sector in favor of more stable growth areas.

Price action changed materially again in April. With the hopes that most of the bad news was priced into stocks and aggressive easing by the Fed would stimulate the U.S. economy in the second half of this year, technology stocks again rallied hard. For the month of April alone, the Nasdaq Index was up nearly 35%.

1 Nasdaq Composite Index is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market.

2 S&P 500/Barra Growth Index is an unmanaged capitalization-weighted index of stocks in the Standard & Poor's 500 index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

3 S&P Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

For the year-to-date period (through April 30, 2001), the Nasdaq Index was down 14.26%, while the S&P Barra Growth Index (a more diversified index of large-cap growth stocks) was down 10.04%. The S&P Barra Mid 400 Barra Growth Index was down 7.06%.

The S&P 500, which had Technology as its largest sector, was down 5.01%. The S&P 400 Mid Cap Index, which also had Technology as its biggest sector, was down 0.93%.

It was a difficult period for equity funds in general and this fund in particular. What were the fund's returns for the six-month reporting period and how did it compare against its peers?

The fund's six-month total returns for Class A, B, and C Shares were (22.10)%, (22.41)% and (22.42)%, respectively, based on net asset value. These returns were better than the (26.94)% return of the fund's peer group, the Lipper Multi-Cap Growth Funds Average, but less than the (12.07)% return of the fund's benchmark, the S&P 500 Index.

What sectors/securities performed well and what sectors/securities performed poorly?

The three best performing sectors for the fund were Consumer Cyclicals (up 17.0%), Utilities (up 0.3%), and Energy (down 0.9%). Four stocks currently held by the fund each contributed 20 or more basis points of performance during the reporting period: Toys "R" Us (Consumer Cyclicals), BJ's Wholesale Club (Consumer Cyclicals), Lowe's Cos. (Consumer Cyclicals), and Calpine (Utilities).

The three worst performing sectors for the fund were Technology (down 45.7%), Communication Services (down 28.0%), and Capital Goods (down 19.9%). Five stocks held by the fund each cost 60 basis points or more of performance during the reporting period: EMC (Technology), Juniper Networks (Technology), Brocade Communications (Technology), Emulex (Technology), and Qlogic (Technology).

What steps are you taking to improve the fund's performance?

Given the challenging and volatile market environment, the fund has attempted to focus on a stable, albeit modestly less aggressive, growth strategy. While the growth style and exposure has been maintained, fund assets are focused on market segments, such as Health Care and Consumer Staples, which are expected to provide better prospects for earnings growth in a difficult economic environment.

Federated Growth Strategies Fund has as its investable universe mid- to large-cap stocks. Has the fund's market cap bias changed during the period?

The fund has maintained a mid-cap bias for most of the last five years because that is where we could find faster-growing companies at better prices. We believe that mid-cap stocks are relatively more attractive than they have been in many years. Consequently, most recently, our disciplines have guided our market cap exposure down modestly.

What are some of the fund's recent portfolio additions?

Our recent purchases include the following:

Emulex Corp. (1.0% of net assets) is a designer, developer and supplier of a broad line of fibre channel host adapters and software products that provide connectivity solutions for fibre channel storage area networks. Their products offer customers the unique combination of critical reliability and high performance.

M&T Bank Corp. (0.8% of net assets) is a bank holding company that conducts its business through two wholly owned bank subsidiaries, Manufacturers and Traders Trust Company and M&T Bank, N.A. The banks collectively offer a wide range of commercial banking, trust, and investment services to their customers.

Texas Instruments, Inc. (0.4% of net assets) has the largest product line of digital signal processing and analog products in the world. This positions them to benefit from the growing demand for semiconductors in the wireless and broadband communications markets.

What were the fund's top ten holdings as of April 30, 2001, and what were the industry weightings?

The top ten stock holdings and sector weightings were as follows:

Name		Percentage of Net Assets
Nabors Industries, Inc.		1.4%
Calpine Corp.		1.4%
Pfizer, Inc.		1.3%
BJ's Wholesale Club, Inc.		1.3%
Valero Energy Corp.		1.3%
Fannie Mae		1.3%
Noble Drilling Corp.		1.3%
Freddie Mac		1.2%
Citrix Systems, Inc.		1.2%
Ultramar Diamond Shamrock Corp.		1.2%
TOTAL		12.9%

Sector	Percentage of Net Assets	Percentage of S&P 500 Index
Technology	26.3%	19.6%
Health Care	13.9%	12.8%
Consumer Staples	11.2%	12.6%
Financials	12.1%	17.0%
Energy	8.1%	7.0%
Consumer Cyclicals	7.4%	8.4%
Capital Goods	6.4%	9.3%
Utilities	5.5%	4.1%
Communication Services	2.8%	5.9%
Basic Materials	2.3%	2.6%
Transportation	1.1%	0.7%

As we approach mid-year, what is your overall outlook for the market through the end of 2001?

With the exception of the first three weeks in January when the Technology sector rallied, the trends of this year's first quarter were similar to last year's fourth quarter: economies, both domestic and abroad, showed more signs of weakness than strength and the markets responded by preferring stability to risk. What could change this trend is that the markets will try to anticipate economic reacceleration and rally before the evidence is conclusive. We believe that this is what happened in April of 2001. Consequently, the stable growth sectors have been used as sources of funds, as investors rotated back into the potentially faster growth areas of the market (namely Technology and some parts of the Communication Services sector).

Economic indicators for a majority of global economies certainly look bleak at the present time. These economies have, however, historically responded to monetary stimulation. Given that short-term rates peaked at the end of 2000, expectations for global economic "troughing" near the end of 2001 may be justified. Stock markets have tended to discount the end of recessions by a quarter or two; consequently, we believe that equity markets will find a bottom sometime this summer.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you made an initial investment of $17,000 in the Class A Shares of Federated Growth Strategies Fund on 8/23/84, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $182,836 on 4/30/01. You would have earned an 15.30%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/01, Class A Shares' average annual 1-year, 5-year, and 10-year total returns were (46.37)%, 12.18%, and 11.71%, respectively. Class B Shares' 1-year, 5-year and since inception (8/16/95) total returns were (46.55)%, 12.31% and 13.85%, respectively. Class C Shares' 1-year, 5-year and since inception (8/16/95) total returns were (44.10)%, 12.72% and 14.08%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 5.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 16 years (reinvesting all dividends and capital gains) grew to $64,289.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Growth Strategies Fund on 8/23/84, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $17,000, but your account would have reached a total value of $64,2891 by 4/30/01. You would have earned an average annual total return of 13.97%.

A practical investment plan helps you pursue long-term performance from growth oriented stocks. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--
Investing for a College Education

David and Joan Rice are a fictional couple who, like many shareholders, are searching for a way to make their money grow over time.

David and Joan have been planning for the college education of their child. On April 30, 1991, they invested $5,000 in the Class A Shares of Federated Growth Strategies Fund. Since then, David and Joan have made additional investments of $250 every month.

As this chart shows, over 10 years, the original $5,000 investment along with their additional monthly $250 investments totaling $35,000 has grown to $76,450. This represents a 13.22% average annual total return. For the Rices, a dedicated program of monthly investments really paid off.

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

April 30, 2001 (unaudited)

Shares			Value
		COMMON STOCKS--97.1%
		Basic Materials--2.3%
228,000		Cabot Corp.	$7,412,280
346,900		Dow Chemical Co.	11,603,805
411,200		Westvaco Corp.	10,847,456

		TOTAL	29,863,541

		Capital Goods--6.4%
410,300	[1]	Flextronics International Ltd.	11,032,967
178,000	[1]	Jacobs Engineering Group, Inc.	11,733,760
219,900		Lockheed Martin Corp.	7,731,684
298,200		Precision Castparts Corp.	11,140,752
296,700	[1]	Sanmina Corp.	8,648,805
265,100	[1]	Shaw Group, Inc.	15,110,700
158,100		Tyco International Ltd.	8,437,797
407,100		Waste Management, Inc.	9,937,311

		TOTAL	83,773,776

		Communication Services--2.8%
233,200		BellSouth Corp.	9,785,072
320,400		SBC Communications, Inc.	13,216,500
240,200		Verizon Communications, Inc.	13,227,814

		TOTAL	36,229,386

		Consumer Cyclicals--7.4%
372,600	[1]	BJ's Wholesale Club, Inc.	16,878,780
686,200	[1]	Cendant Corp.	12,173,188
148,900		Lennar Corp.	6,517,353
205,400		Lowe's Cos., Inc.	12,940,200
651,200		Mattel, Inc.	10,516,880
165,000		Talbots, Inc.	6,905,250
344,900		Target Corp.	13,261,405
153,000	[1]	Toll Brothers, Inc.	5,431,500
494,600	[1]	Toys `R' Us, Inc.	12,266,080

		TOTAL	96,890,636

Shares			Value
		COMMON STOCKS--continued
		Consumer Staples--11.2%
162,400	[1]	AOL Time Warner, Inc.	$8,201,200
256,200		Anheuser-Busch Cos., Inc.	10,245,438
186,100		CVS Corp.	10,970,595
203,550		Cardinal Health, Inc.	13,719,270
620,900	[1]	Caremark Rx, Inc.	9,841,265
274,700	[1]	Comcast Corp., Class A	12,062,077
410,100	[1]	Patterson Dental Co.	12,532,656
312,000		Philip Morris Cos., Inc.	15,634,320
383,100		Ralston Purina Co.	11,642,409
370,000		The Pepsi Bottling Group, Inc.	14,807,400
386,900		UST, Inc.	11,645,690
925,900	[1]	UnitedGlobalCom, Inc., Class A	14,839,862

		TOTAL	146,142,182

		Energy--8.1%
315,100		Diamond Offshore Drilling, Inc.	13,839,192
359,200	[1]	Global Marine, Inc.	10,327,000
311,500	[1]	Nabors Industries, Inc.	18,571,630
339,100	[1]	Noble Drilling Corp.	16,446,350
348,700		Ultramar Diamond Shamrock Corp.	15,729,857
348,900		Valero Energy Corp.	16,803,024
219,300		Weatherford International, Inc.	12,769,839

		TOTAL	104,486,892

		Financials--12.1%
166,800		Commerce Bancorp, Inc.	11,509,200
242,200		Freddie Mae	15,936,760
207,000		Fannie Mae	16,613,820
201,200		Lehman Brothers Holdings, Inc.	14,637,300
175,200		Loews Corp.	11,810,232
148,600		M & T Bank Corp.	10,632,330
389,500		Manulife Financial Corp.	9,803,715
233,500		Merrill Lynch & Co., Inc.	14,406,950
350,400		Old Republic International Corp.	10,123,056
216,500		Providian Financial Corp.	11,539,450
144,000		SEI Investments, Co.	5,775,840
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
226,400		SouthTrust Corp.	$10,765,320
166,200		St. Paul Cos., Inc.	7,495,620
215,600		Waddell & Reed Financial, Inc., Class A	6,558,552

		TOTAL	157,608,145

		Health Care--13.9%
198,000		Allergan, Inc.	15,048,000
196,000		American Home Products Corp.	11,319,000
214,000	[1]	Amgen, Inc.	13,083,960
306,200		Dentsply International, Inc.	11,996,916
164,300	[1]	Enzon, Inc.	9,795,566
142,200	[1]	Forest Labratories, Inc., Class A	8,695,530
137,700	[1]	Genzyme Corp.	15,005,169
397,000	[1]	Health Management Association, Inc., Class A	7,114,240
91,300		Lilly (Eli) & Co.	7,760,500
176,100		Merck & Co., Inc.	13,378,317
358,500	[1]	Oxford Health Plans, Inc.	11,149,350
401,432		Pfizer, Inc.	17,382,006
141,500		Pharmacia Corp.	7,394,790
124,800		UnitedHealth Group, Inc.	8,171,904
98,600	[1]	Universal Health Services, Inc., Class B	8,850,336
146,300	[1]	Watson Pharmaceuticals, Inc.	7,285,740
71,600	[1]	Wellpoint Health Networks, Inc.	7,034,700

		TOTAL	180,466,024

		Technology--26.3%
174,600	[1]	Affiliated Computer Services, Inc., Class A	12,571,200
334,300	[1]	Altera Corp.	8,454,447
179,100	[1]	Amdocs Ltd.	10,548,990
301,400	[1]	American Tower Systems Corp.	8,077,520
241,600	[1]	Applied Materials, Inc.	13,191,360
268,000	[1]	BEA Systems, Inc.	10,947,800
193,100	[1]	Broadcom Corp., Class A	8,025,236
280,200	[1]	Brocade Communications Systems, Inc.	10,644,798
135,500	[1]	CIENA Corp.	7,460,630
165,200	[1]	Check Point Software Technologies Ltd.	10,362,996
Shares			Value
		COMMON STOCKS--continued
		Technology--continued
419,000	[1]	Cisco Systems, Inc.	$7,114,620
554,900	[1]	Citrix Systems, Inc.	15,759,160
552,000		Compaq Computer Corp.	9,660,000
275,500		Computer Associates International, Inc.	8,868,345
137,400	[1]	Comverse Technology, Inc.	9,411,900
332,500	[1]	Concord EFS, Inc.	15,477,875
387,300	[1]	EMC Corp. Mass	15,337,080
372,700	[1]	Emulex Corp.	13,383,657
360,400	[1]	JDS Uniphase Corp.	7,708,956
139,200	[1]	Juniper Networks, Inc.	8,216,976
134,100	[1]	Mercury Interactive Corp.	8,870,715
268,800	[1]	Novellus Systems, Inc.	14,824,320
428,700	[1]	Peregrine Systems, Inc.	11,051,886
260,700	[1]	Qlogic Corp.	11,181,423
146,000	[1]	Qualcomm, Inc.	8,374,560
232,200	[1]	Siebel Systems, Inc.	10,583,676
460,400	[1]	Sun Microsystems, Inc.	7,882,048
219,400	[1]	Symantec Corp.	14,219,314
307,200	[1]	Teradyne, Inc.	12,134,400
137,600		Texas Instruments, Inc.	5,325,120
124,000	[1]	Veritas Software Corp.	7,391,640
235,500	[1]	Vitesse Semiconductor Corp.	7,983,450
223,900	[1]	Xilinx, Inc.	10,628,533

		TOTAL	341,674,631

		Transportation--1.1%
137,000		Expeditors International Washington, Inc.	6,854,110
120,500		Union Pacific Corp.	6,855,245

		TOTAL	13,709,355

Shares			Value
		COMMON STOCKS--continued
		Utilities--5.5%
315,700	[1]	Calpine Corp.	$17,991,743
230,700		Duke Energy Corp.	10,787,532
177,844		Dynegy, Inc.	10,288,275
147,599		El Paso Corp.	10,154,811
259,600		Kinder Morgan, Inc.	15,238,520
220,800	[1]	Orion Power Holdings, Inc.	7,109,760

		TOTAL	71,570,641

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,093,019,176)	1,262,415,209

		MUTUAL FUND--2.9%
37,780,083		Prime Value Obligations Fund, Class IS (at net asset value)	37,780,083

		TOTAL INVESTMENTS (IDENTIFIED COST $1,130,799,259)[2]	$1,300,195,292

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $1,130,799,259. The net unrealized appreciation of investments on a federal tax basis amounts to $169,396,033 which is comprised of $218,035,876 appreciation and $48,639,843 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($1,300,747,405) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,130,799,259)		$1,300,195,292
Income receivable		482,705
Receivable for shares sold		978,569

TOTAL ASSETS		1,301,656,566

Liabilities:
Payable for shares redeemed	$658,864
Payable to Bank	10,558
Payable for distribution services fees	222,196
Accrued expenses	17,543

TOTAL LIABILITIES		909,161

Net assets for 44,866,793 shares outstanding		$1,300,747,405

Net Assets Consist of:
Paid in capital		$1,302,612,032
Net unrealized appreciation of investments		169,396,033
Accumulated net realized loss on investments		(166,755,943)
Accumulated net operating loss		(4,504,717)

TOTAL NET ASSETS		$1,300,747,405

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($909,539,489 ÷ 30,866,740 shares outstanding)		$29.47

Offering price per share (100/94.50 of $29.47)[1]		$31.19

Redemption proceeds per share		$29.47

Class B Shares:
Net asset value per share ($329,285,853 ÷ 11,801,916 shares outstanding)		$27.90

Offering price per share		$27.90

Redemption proceeds per share (94.50/100 of $27.90)[1]		$26.37

Class C Shares:
Net asset value per share ($61,922,063 ÷ 2,198,137 shares outstanding)		$28.17

Offering price per share		$28.17

Redemption proceeds per share (99.00/100 of $28.17)[1]		$27.89

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $7,303)			$4,057,206
Interest			1,424,841

TOTAL INCOME			5,482,047

Expenses:
Investment adviser fee		$5,255,908
Administrative personnel and services fee		527,693
Custodian fees		43,740
Transfer and dividend disbursing agent fees and expenses		669,106
Directors'/Trustees' fees		5,679
Auditing fees		5,189
Legal fees		3,271
Portfolio accounting fees		78,430
Distribution services fee--Class B Shares		1,316,840
Distribution services fee--Class C Shares		234,302
Shareholder services fee--Class A Shares		1,234,649
Shareholder services fee--Class B Shares		438,947
Shareholder services fee--Class C Shares		78,101
Share registration costs		22,225
Printing and postage		65,345
Insurance premiums		1,739
Miscellaneous		9,743

TOTAL EXPENSES		9,990,907

Waiver, Reimbursement and Expense Reduction:
Waiver of shareholder services fee--Class C Shares	$(1,101)
Reimbursement of investment adviser fee	(2,421)
Fees paid indirectly from directed broker arrangement	(621)

TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(4,143)

Net expenses			9,986,764

Net operating loss			(4,504,717)

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(161,940,458)
Net change in unrealized appreciation of investments			(221,331,676)

Net realized and unrealized loss on investments			(383,272,134)

Change in net assets resulting from operations			$(387,776,851)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(4,504,717)	$(14,809,944)
Net realized gain (loss) on investments	(161,940,458)	111,917,248
Net change in unrealized appreciation of investments	(221,331,676)	55,638,673

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(387,776,851)	152,745,977

Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(80,448,789)	(90,688,065)
Class B Shares	(29,722,359)	(21,701,036)
Class C Shares	(4,912,050)	(3,423,623)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(115,083,198)	(115,812,724)

Share Transactions:
Proceeds from sale of shares	611,462,461	1,900,763,790
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	--	712,988
Proceeds from shares issued in connection with the tax-free transfer of assets from a IAI Mid-Cap Growth Fund	--	40,028,222
Net asset value of shares issued to shareholders in payment of distributions declared	98,980,458	95,412,266
Cost of shares redeemed	(622,287,419)	(1,342,412,948)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	88,155,500	694,504,318

Change in net assets	(414,704,549)	731,437,571

Net Assets:
Beginning of period	1,715,451,954	984,014,383

End of period	$1,300,747,405	$1,715,451,954

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$40.66	$37.70	$23.53	$31.54	$25.84	$26.22
Income From Investment Operations:
Net investment income (net operating loss)	(0.07)[2]	(0.33)[2]	(0.25)[2]	(0.14)[2]	(0.04)	0.04
Net realized and unrealized gain (loss) on investments	(8.43)	7.62	14.42	(1.48)	8.56	5.01

TOTAL FROM INVESTMENT OPERATIONS	(8.50)	7.29	14.17	(1.62)	8.52	5.05

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.00)[3]	(0.04)
Distributions from net realized gain on investments	(2.69)	(4.33)	--	(6.39)	(2.82)	(5.39)

TOTAL DISTRIBUTIONS	(2.69)	(4.33)	--	(6.39)	(2.82)	(5.43)

Net Asset Value, End of Period	$29.47	$40.66	$37.70	$23.53	$31.54	$25.84

Total Return[4]	(22.10)%	20.47%	60.22%	(6.12)%	36.37%	23.16%

Ratios to Average Net Assets:

Expenses	1.20%[5]	1.20%	1.24%	1.20%	1.14%	1.13%

Net investment income (net operating loss)	(0.42)%[5]	(0.76)%	(0.80)%	(0.54)%	(0.14)%	0.15%

Expense waiver/reimbursement[6]	0.00%[5,7]	--	--	--	0.10%	0.15%

Supplemental Data:

Net assets, end of period (000 omitted)	$909,539	$1,216,669	$776,828	$510,552	$509,678	$307,382

Portfolio turnover	99%	115%	125%	119%	146%	89%

1 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the reporting period since the use of the undistributed income method did not accord with the results of operations.

3 Amounts distributed per share do not round to $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

7 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period:	$38.79	$36.38	$22.88	$31.02	$25.65	$26.23
Income From Investment Operations:
Net operating loss	(0.17)[2]	(0.63)[2]	(0.47)[2]	(0.34)[2]	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	(8.03)	7.37	13.97	(1.41)	8.29	4.91

TOTAL FROM INVESTMENT OPERATIONS	(8.20)	6.74	13.50	(1.75)	8.19	4.81

Less Distributions:
Distributions from net realized gain on investments	(2.69)	(4.33)	--	(6.39)	(2.82)	(5.39)

Net Asset Value, End of Period	$27.90	$38.79	$36.38	$22.88	$31.02	$25.65

Total Return[3]	(22.41)%	19.61%	59.00%	(6.78)%	35.23%	22.03%

Ratios to Average Net Assets:

Expenses	1.95%[4]	1.95%	1.99%	1.96%	1.99%	2.03%

Net operating loss	(1.17)%[4]	(1.50)%	(1.55)%	(1.34)%	(1.04)%	(0.79)%

Expense waiver/reimbursement[5]	0.00%[4,6]	--	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$329,286	$425,398	$177,091	$77,975	$39,588	$10,858

Portfolio turnover	99%	115%	125%	119%	146%	89%

1 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the reporting period since the use of the undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios.

6 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$39.14	$36.62	$23.02	$31.16	$25.68	$26.22
Income From Investment Operations:
Net operating loss	(0.17)[2]	(0.62)[2]	(0.47)[2]	(0.34)[2]	(0.20)	(0.05)
Net realized and unrealized gain (loss) on investments	(8.11)	7.47	14.07	(1.41)	8.50	4.90

TOTAL FROM INVESTMENT OPERATIONS	(8.28)	6.85	13.60	(1.75)	8.30	4.85

Less Distributions:
Distributions from net realized gain on investments	(2.69)	(4.33)	--	(6.39)	(2.82)	(5.39)

Net Asset Value, End of Period	$28.17	$39.14	$36.62	$23.02	$31.16	$25.68

Total Return[3]	(22.42)%	19.81%	59.08%	(6.74)%	35.66%	22.12%

Ratios to Average Net Assets:

Expenses	1.95%[4]	1.93%	1.97%	1.94%	1.90%	1.92%

Net operating loss	(1.17)%[4]	(1.48)%	(1.53)%	(1.34)%	(0.91)%	(0.72)%

Expense waiver/reimbursement[5]	0.00%[4,6]	0.02%	0.02%	0.02%	0.09%	0.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$61,922	$73,385	$30,096	$12,654	$5,860	$3,667

Portfolio turnover	99%	115%	125%	119%	146%	89%

1 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the reporting period since the use of the undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

6 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated Growth Strategies Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is appreciation of capital.

On July 19, 1999, the Fund received a tax-free transfer of assets from a Common Trust Fund as follows:

Shares of the Fund Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of Fund Prior to Combination	Net Assets of Common Trust Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
89,455	$3,284,745	$2,494,749		$849,717,618	$3,284,745	$853,002,363

On June 16, 2000, the Fund received a tax-free transfer of assets from a Common Trust Fund as follows:

Shares of the Fund Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of Fund Prior to Combination	Net Assets of Common Trust Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
16,655	$712,988	$139,914		$1,631,106,655	$712,988	$1,631,819,643

1 Unrealized appreciation is included in the Common Trust Fund Net Assets Received amounts shown above.

On September 15, 2000, the Fund acquired all the net assets of Investment Advisers Inc. ("IAI") MidCap Growth Fund in a tax-free reorganization as follows:

Class A Shares of the Fund Issued	IAI MidCap Growth Fund Net Assets Received	Unrealized Appreciation	[2]	Net Assets of Fund Prior to Combination	Net Assets of IAI MidCap Growth Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
886,168	$40,028,222	$11,192,223		$1,833,726,248	$40,028,222	$1,873,754,470

2 Unrealized appreciation is included in the IAI MidCap Growth Fund Net Assets Received amounts shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equities are valued at the last sale price reported on a national securities exchange. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Period Ended 4/30/2001		Year Ended 10/31/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,781,425	$540,251,585	34,596,449	$1,503,669,201
Shares issued in connection with the tax-free transfer of assets form a Common Trust Fund	--	--	16,655	712,988
Shares issued in connection with the tax-free acquisition of assets from IAI MidCap Growth Fund	--	--	886,168	40,028,222
Shares issued to shareholders in payment of distributions declared	1,860,062	66,962,001	1,940,102	71,765,572
Shares redeemed	(17,698,921)	(560,082,241)	(28,122,031)	(1,217,804,485)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	942,566	$47,131,345	9,317,343	$398,371,498

	Period Ended 4/30/2001		Year Ended 10/31/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,650,793	$50,230,225	7,030,115	$295,469,107
Shares issued to shareholders in payment of distributions declared	802,389	27,447,179	573,797	20,402,328
Shares redeemed	(1,618,809)	(46,915,169)	(1,503,614)	(62,950,945)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	834,373	$30,762,235	6,100,298	$252,920,490

	Period Ended 4/30/2001		Year Ended 10/31/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	697,171	$20,980,651	2,400,282	$101,625,482
Shares issued to shareholders in payment of distributions declared	132,348	4,571,278	90,644	3,244,366
Shares redeemed	(506,411)	(15,290,009)	(1,437,789)	(61,657,518)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	323,108	$10,261,920	1,053,137	$43,212,330

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,100,047	$88,155,500	16,470,778	$694,504,318

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2001, the Fund's expense were reduced by $621 under these arrangements.

Interfund Transactions

During the six months ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with rule 17a-7 under the Act and amounted to $580,863,576 and $619,956,764, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities, short-term securities (and in-kind contributions), for the six months ended April 30, 2001, were as follows:

Purchases	$1,347,430,389

Sales	$1,349,379,051

Purchases and sales of long-term U.S. government securities for the six months ended April 30, 2001, were as follows:

Purchases	$20,413,748

Sales	$0

CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Growth Strategies Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

8010409 (6/01)

Federated Investors
World-Class Investment Manager

Federated Large Cap Growth Fund

A Portfolio of Federated Equity Funds

3RD SEMI-ANNUAL REPORT

April 30, 2001

Established 1998

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Large Cap Growth Fund

President's Message

Dear Fellow Shareholder:

I am pleased to present its third Semi-Annual Report of Federated Large Cap Growth Fund. This report covers the six-month reporting period from November 1, 2000 through April 30, 2001. It begins with a discussion with the fund's portfolio manager, James E. Grefenstette, Senior Vice President of Federated Investment Management Company. Following his discussion are two additional items of shareholder interest. First is a complete listing of the fund's highly diversified stock holdings, and second is the publication of the fund's financial statements.

This fund gives you the opportunity to pursue capital appreciation and competitive after-tax total returns by owning an interest in approximately 100 of the largest U.S. companies in the domestic growth universe. These companies are typically world-class leaders with long histories of earnings and growth--vintage firms that have stood the test of time. They employ tens of thousands of people, have large domestic presences, and are expanding their markets around the globe. Their products are used worldwide, and their extensive distribution networks allow them to compete successfully in many countries and in many industries. As the world continues to move toward a free market economy, these companies--such as General Electric, Walgreen, PepsiCo, Merck, Citigroup, and Microsoft--should be well positioned to benefit from growing overseas markets.

During a challenging six-month period for stocks and stock funds, this fund slightly outperformed the Lipper Large Cap Growth Funds1 average, and underperformed its benchmark, the Standard & Poor's 500 Index ("S&P 500")2 as of April 30, 2001. Individual share class total return performance for the reporting period from November 1, 2000 to April 30, 2001 follows.3

	Total Return	Net Asset Value Change
Class A Shares	(23.41)%	$13.37 to $10.24 = (23.41)%
Class B Shares	(23.72)%	$13.24 to $10.10 = (23.72)%
Class C Shares	(23.66)%	$13.23 to $10.10 = (23.66)%

The fund is a long-term investment, and we continue to see significant day-to-day volatility in the stock market. Regardless of the market's fluctuations, over time this fund is ideal to employ the dollar-cost-averaging method of investing to increase your opportunity to participate in the growth and earnings of high-quality U.S. corporations.4 By "paying yourself first," and adding to your account on a regular basis through a systematic investment program, a specific amount is withdrawn from your checking account to purchase more fund shares. Buying shares regularly, (i.e., monthly additions of the same dollar amount) you can automatically accumulate more shares in your account at lower prices. Please contact your investment representative for more information.

Thank you for entrusting a portion of your wealth to Federated Large Cap Growth Fund. We welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
June 15, 2001

1 Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper Analytical Services as falling into the respective categories indicated.

2 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

3 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (27.63)%, (27.91)%, and (24.42)%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

4 Dollar cost averaging does not ensure a profit or protect against loss in declining markets. Since such a plan of investing involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchasing during periods of low price levels.

James E. Grefenstette, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

What is your review of the stock market over the six months ended April 30, 2001?

After struggling through a weak third quarter, broader market indexes in general and growth indexes in particular accelerated to the downside in the fourth quarter of 2000. The challenging market environment continued during the first quarter of 2001, as signs of economic weakness that began to unfold in late 2000 became even more evident. Slower growth in capital expenditures led to a significant slowdown in growth rates for many companies. Although the new year began with the Federal Reserve Board moving to a market friendly, easing interest rate policy, the offsetting effect of the earnings disappointments led to dismal performance for U.S. equities. Total return for the S&P 500 Index1 since September 1, 2000 was down 17.23%, with the S&P Barra Growth Index2 down 32.49%.

1 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

2 S&P 500/Barra Growth Index is an unmanaged capitalization-weighted index of stocks in the Standard & Poor's 500 index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

What are the reasons for the weaknesses in the large cap growth sector during the reporting period?

From November 2000 through April 2001, large capitalization stocks underperformed the general market as economic slowing and fundamental weakness spread to more established names. Specifically, during the time period, the S&P 500 Index declined 12.07% compared to a decline of 1.39% in the S&P 400 Midcap Index3 and an increase of 1.19% in the S&P 600 Small Cap Index.4 Growth stocks, in general, also withstood a particularly difficult market environment, as companies were forced to rein in earnings expectations in response to the deteriorating economy. For the time period, the S&P Barra Growth Index declined 23.08% compared to the S&P Barra Value Index,5 which declined 0.43%.

How did the fund perform during the reporting period ended April 30, 2001, and how did this performance compare to its peers?

For the six-month reporting period ended April 30, 2001, the fund's total returns for Class A, B, and C Shares were (23.41)%, (23.72)%, and (23.66)%, respectively, based on net asset value.

The fund slightly outperformed the Lipper Large Cap Growth Fund's average, which had a negative 23.89% return, and it underperformed its benchmark, the S&P 500 Index, which has a negative 12.06% return for the period.

What steps are you taking to improve the fund's performance?

Given the challenging and volatile market environment, the fund has attempted to focus on a stable, albeit modestly less aggressive, growth strategy. While the growth style and exposure has been maintained, fund assets are focused on market segments expected to provide better prospects for earnings growth in a difficult economic environment.

3 S&P Midcap 400 Index: An unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

4 S&P SmallCap 600 Index: An unmanaged capitalization-weighted index representing all major industries in the mid-range of the U.S. stock market.

5 S&P Barra Value Index is a market capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

How do you manage the portfolio to be tax-friendly to shareholders?

When possible, Federated Large Cap Growth Fund strives to maximize after-tax returns by reducing the realization of capital gains through several strategies. The first is achieved primarily by identifying companies with accelerating sales and earnings growth characteristics. By focusing fund assets on these names and decreasing the fund's exposure to names with deteriorating growth fundamentals, over time, we would expect to take more losses than gains. Second, we sell the highest-cost shares first in order to minimize capital gains distributions. Finally, we strive to match gains with losses by using realized capital losses to offset realized capital gains.

What are some of the fund's recent portfolio additions?

Our recent purchases included the following:

Tenet Healthcare Corp. (1.6% of net assets): Tenet is a hospital management company positioned to take advantage of strong positive demographic trends. The company has been experiencing solid sales growth and has been improving returns through a focus on operating efficiencies.

CheckPoint Software Technologies (1.1% of net assets): is a leading provider of Internet security software, one of the fastest-growing segments in software. The company is the market leader in firewalls and virtual private networks, which is expected to grow through 2004.

Goldman Sachs Group, Inc. (1.1% of net assets): recognizes global opportunity and has been undergoing a buildout of their global operations in recent years. As the world economy evolves and develops, Goldman Sachs should be a leader in helping with the transition.

Fannie Mae (1.0% of net assets): works to assure that mortgage money is readily available for existing and potential homeowners in the United States. The company's growth potential improves during periods of Federal Reserve Board's interest rate easings.

What were the fund's top ten holdings as of April 30, 2001, and what were the industry weightings?

The top ten stock holdings and sector weightings were as follows:

Name		Percentage of Net Assets
General Electric Co.		3.7%
Microsoft Corp.		2.9%
Cardinal Health, Inc.		2.3%
Walgreen Co.		2.2%
Pfizer, Inc.		2.2%
Citigroup, Inc.		2.1%
PepsiCo., Inc.		2.0%
Anadarko Petroleum Corp.		1.8%
Applied Materials, Inc.		1.8%
Merck & Co. Inc.		1.8%
TOTAL		22.8%

Sector	Percentage of Net Assets	Percentage of S&P 500 Index
Technology	19.9%	19.6%
Health Care	16.2%	12.8%
Consumer Staples	14.9%	12.6%
Finance	12.7%	17.0%
Consumer Cyclicals	8.7%	8.4%
Capital Goods	6.8%	9.3%
Energy	5.7%	7.0%
Communication Services	4.9%	5.9%
Utilities	2.5%	4.1%
Basic Materials	1.7%	2.6%
Transportation	0.8%	0.7%
Other	5.2%	0.0%

As we approach mid-year, what is your outlook for the stock market overall and the large-cap growth stocks sector in particular?

Over the next few quarters, we expect the overall market to slowly begin to improve as the several interest rate easings by the Federal Reserve Board begin to reinvigorate consumer spending and corporate capital expenditures. While this process may take some time, we would expect the broad market to begin to anticipate an economic recovery more quickly. To the extent that this occurs, large-cap growth stocks are likely to be early beneficiaries as market participants return to established companies.

Portfolio of Investments

April 30, 2001 (unaudited)

Shares			Value
		COMMON STOCKS--96.4%
		Automobile--0.1%
43,800		General Motors Corp., Class H	$930,750

		Banks (Major Regional)--2.6%
77,700		Bank of New York Co., Inc.	3,900,540
359,700		U.S. Bancorp	7,618,446
116,200		Wells Fargo & Co.	5,457,914

		TOTAL	16,976,900

		Beverages (Non-Alcoholic)--2.5%
72,800		Coca-Cola Co.	3,362,632
294,790		PepsiCo, Inc.	12,914,750

		TOTAL	16,277,382

		Biotechnology--1.2%
114,300	[1]	Amgen, Inc.	6,988,302
69,200	[1]	Immunex Corp.	1,055,992

		TOTAL	8,044,294

		Broadcasting--1.0%
96,485	[1]	Clear Channel Communications, Inc.	5,383,863
28,400	[1]	Cox Communications, Inc., Class A	1,292,484

		TOTAL	6,676,347

		Cellular/Wireless Telecommunications--1.8%
28,990	[1]	Comcast Corp., Class A	1,272,951
86,000	[1]	NEXTEL Communications, Inc., Class A	1,397,500
119,500	[1]	Sprint PCS Group	3,062,785
27,050		Vodafone Group PLC, ADR	819,074
49,055	[1]	VoiceStream Wireless Corp.	5,150,775

		TOTAL	11,703,085

		Communications Equipment--4.0%
46,900	[1]	CIENA Corp.	2,582,314
65,700		Lucent Technologies, Inc.	657,657
156,400		Nokia Oyj, Class A, ADR	5,347,316
196,470		Nortel Networks Corp.	3,005,991
129,500	[1]	Qualcomm, Inc.	7,428,120
108,500		Scientific-Atlanta, Inc.	6,263,705
115,400		Telefonaktiebolaget LM Ericsson, Class B, ADR	742,022

		TOTAL	26,027,125

Shares			Value
		COMMON STOCKS--continued
		Computers (Hardware)--4.0%
36,200	[1]	Brocade Communications Systems, Inc.	$1,375,238
548,000		Compaq Computer Corp.	9,590,000
153,500	[1]	Dell Computer Corp.	4,027,840
88,500	[1]	Juniper Networks, Inc.	5,224,155
340,300	[1]	Sun Microsystems, Inc.	5,825,936

		TOTAL	26,043,169

		Computers (Networking)--1.3%
504,525	[1]	Cisco Systems, Inc.	8,566,834

		Computers (Peripherals)--1.5%
247,490	[1]	EMC Corp. Mass	9,800,604

		Computers Software/Services--6.7%
112,900	[1]	Check Point Software Technologies Ltd.	7,082,217
280,410	[1]	Microsoft Corp.	18,997,778
75,560	[1]	Oracle Corp.	1,221,050
184,100	[1]	Siebel Systems, Inc.	8,391,278
139,100	[1]	Veritas Software Corp.	8,291,751

		TOTAL	43,984,074

		Consumer Finance--2.4%
248,900		MBNA Corp.	8,873,285
128,400		Providian Financial Corp.	6,843,720

		TOTAL	15,717,005

		Electrical Equipment--4.8%
495,940		General Electric Co.	24,067,968
97,800		Sony Corp., ADR	7,496,370

		TOTAL	31,564,338

		Electronics (Instrument)--0.6%
103,764	[1]	Agilent Technologies, Inc.	4,047,834

		Electronics (Semiconductors)--5.6%
18,910	[1]	Analog Devices, Inc.	894,632
171,830		Intel Corp.	5,311,265
211,470	[1]	JDS Uniphase Corp.	4,523,343
16,400		Linear Technology Corp.	787,856
203,400		Micron Technology, Inc.	9,230,292
218,220		Texas Instruments, Inc.	8,445,114
157,400	[1]	Xilinx, Inc.	7,471,778

		TOTAL	36,664,280

Shares			Value
		COMMON STOCKS--continued
		Entertainment--3.0%
158,060	[1]	AOL Time Warner, Inc.	$7,982,030
308,000		Disney (Walt) Co.	9,317,000
25,800		News Corp. Ltd., ADR	838,758
31,853	[1]	Viacom, Inc., Class B	1,658,267

		TOTAL	19,796,055

		Equipment (Semiconductors)--1.8%
211,760	[1]	Applied Materials, Inc.	11,562,096

		Financial (Diversified)--4.7%
15,800		American Express Co.	670,552
278,036		Citigroup, Inc.	13,665,469
84,900		Fannie Mae	6,814,074
153,600		Morgan Stanley, Dean Witter & Co.	9,644,544

		TOTAL	30,794,639

		Health Care (Drugs/Pharms)--7.3%
75,900	[1]	Elan Corp. PLC, ADR	3,806,385
104,460		Genentech, Inc.	5,484,150
109,700		Lilly (Eli) & Co.	9,324,500
152,100		Merck & Co., Inc.	11,555,037
326,697		Pfizer, Inc.	14,145,980
44,300		Pharmacia Corp.	2,315,118
33,100		Schering-Plough Corp.	1,275,674

		TOTAL	47,906,844

		Health Care (Hospital Management)--2.9%
213,700		HCA - The Healthcare Corp.	8,270,190
238,900	[1]	Tenet Healthcare Corp.	10,664,496

		TOTAL	18,934,686

		Health Care (Medical Products/Supplies)--3.0%
219,770		Cardinal Health, Inc.	14,812,498
103,850		Medtronic, Inc.	4,631,710

		TOTAL	19,444,208

		Health Care Diversified--1.3%
86,300		Bristol-Myers Squibb Co.	4,832,800
35,700		Johnson & Johnson	3,444,336

		TOTAL	8,277,136

		Household Products (Non-Durable)--0.8%
95,400		Colgate-Palmolive Co.	5,328,090

Shares			Value
		COMMON STOCKS--continued
		Industrial Supplies--1.5%
234,540		Alcoa, Inc.	$9,709,956

		Insurance (Multi-Line)--0.7%
51,900		American International Group, Inc.	4,245,420

		Investment Banking/Brokerage--2.1%
78,500		Goldman Sachs Group, Inc.	7,151,350
99,800		Merrill Lynch & Co., Inc.	6,157,660
32,785		Schwab (Charles) Corp.	649,143

		TOTAL	13,958,153

		Manufacturing (Diversified)--2.2%
127,800		Corning, Inc.	2,807,766
213,705		Tyco International Ltd.	11,405,436

		TOTAL	14,213,202

		Natural Gas -- Distributor - Pipe Line--2.0%
165,600		Dynegy, Inc.	9,579,960
50,100		Enron Corp.	3,142,272

		TOTAL	12,722,232

		Oil & Gas (Drilling & Equipment)--5.2%
279,100		Baker Hughes, Inc.	10,965,839
253,000		Halliburton Co.	10,932,130
58,600		Schlumberger Ltd.	3,885,180
148,200		Transocean Sedco Forex, Inc.	8,044,296

		TOTAL	33,827,445

		Oil & Gas (Exploration/Producing)--1.9%
186,400		Anadarko Petroleum Corp.	12,045,168

		Power Producers (Independent)--1.2%
167,800	[1]	AES Corp.	7,999,026

		Retail (Apparel)--1.0%
148,200		Nike, Inc., Class B	6,196,242

		Retail (Building Supplies)--2.4%
157,000		Home Depot, Inc.	7,394,700
128,340		Lowe's Cos., Inc.	8,085,420

		TOTAL	15,480,120

		Retail -- (Department Stores)--0.6%
63,900	[1]	Kohl's Corp.	3,901,734

Shares			Value
		COMMON STOCKS--continued
		Retail -- (General Merchandising Chain)--3.3%
285,200		Target Corp.	$10,965,940
205,175		Wal-Mart Stores, Inc.	10,615,755

		TOTAL	21,581,695

		Retail Specialty -- (Apparel)--0.1%
28,100		Gap (The), Inc.	778,651

		Retail Stores -- (Drug Store)--2.2%
336,000		Walgreen Co.	14,374,080

		Retail Stores -- (Food Chains)--0.8%
100,800	[1]	Safeway, Inc.	5,473,440

		Services (Advertising/Marketing)--0.2%
12,500		Omnicom Group, Inc.	1,098,125

		Telephone--1.4%
207,000		SBC Communications, Inc.	8,538,750
15,400		Verizon Communications	848,078

		TOTAL	9,386,828

		Telephone Long Distance--1.9%
205,800	[1]	Global Crossing Ltd.	2,578,674
120,400	[1]	Qwest Communications International, Inc.	4,924,360
262,720	[1]	Worldcom, Inc.	4,794,640

		TOTAL	12,297,674

		Transportation--0.8%
89,500		United Parcel Service, Inc.	5,141,775

		TOTAL COMMON STOCKS (IDENTIFIED COST $653,583,479)	629,498,741

		MUTUAL FUND--4.4%
28,460,868		Prime Value Obligations Fund, Class IS (at net asset value)	28,460,868

		TOTAL INVESTMENTS (IDENTIFIED COST $682,044,347)[2]	$657,959,609

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $682,044,347. The net unrealized depreciation of investments on a federal tax basis amounts to $24,084,738 which is comprised of $43,589,409 appreciation and $67,674,147 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($652,940,031) at April 30, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PLC	--Public Limited Company

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $682,044,347)		$657,959,609
Cash		26,525
Income receivable		191,354
Receivable for shares sold		821,709

TOTAL ASSETS		658,999,197

Liabilities:
Payable for investments purchased	$5,549,199
Payable for shares redeemed	508,695
Accrued expenses	1,272

TOTAL LIABILITIES		6,059,166

Net assets for 64,236,976 shares outstanding		$652,940,031

Net Assets Consist of:
Paid in capital		$911,135,509
Net unrealized depreciation of investments		(24,084,738)
Accumulated net realized loss on investments		(230,780,637)
Net operating loss		(3,330,103)

TOTAL NET ASSETS		$652,940,031

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$316,831,811 ÷ 30,955,668 shares outstanding		$10.24

Offering price per share (100/94.50 of $10.24)[1]		$10.84

Redemption proceeds per share		$10.24

Class B Shares:
$294,538,072 ÷ 29,164,525 shares outstanding		$10.10

Offering price per share		$10.10

Redemption proceeds per share (94.50/100 of $10.10)[1]		$9.54

Class C Shares:
$41,570,148 ÷ 4,116,783 shares outstanding		$10.10

Offering price per share		$10.10

Redemption proceeds per share (99.00/100 of $10.10)[1]		$10.00

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $11,019)		$2,116,187
Interest		614,813

TOTAL INCOME		2,731,000

Expenses:
Investment adviser fee	$2,745,695
Administrative personnel and services fee	275,668
Custodian fees	23,308
Transfer and dividend disbursing agent fees and expenses	483,462
Directors'/Trustees' fees	2,868
Auditing fees	3,124
Legal fees	750
Portfolio accounting fees	58,229
Distribution services fee--Class A Shares	439,871
Distribution services fee--Class B Shares	1,246,604
Distribution services fee--Class C Shares	179,479
Shareholder services fee--Class B Shares	415,535
Shareholder services fee--Class C Shares	59,826
Share registration costs	72,154
Printing and postage	53,913
Insurance premiums	880
Miscellaneous	798

TOTAL EXPENSES	6,062,164

Reimbursement:
Reimbursement of investment adviser fee	(1,061)

Net expenses		6,061,103

Net operating loss		(3,330,103)

Realized and Unrealized Loss on Investments:
Net realized loss on investments		(140,526,634)
Net change in unrealized appreciation of investments		(66,168,722)

Net realized and unrealized loss on investments		(206,695,356)

Change in net assets resulting from operations		$(210,025,459)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(3,330,103)	$(8,721,306)
Net realized loss on investments	(140,526,634)	(85,055,435)
Net change in unrealized appreciation/depreciation of investments	(66,168,722)	11,077,275

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(210,025,459)	(82,699,466)

Share Transactions:
Proceeds from sale of shares	105,555,434	862,499,791
Proceeds from shares issued in connection with the tax-free transfer of assets from IAI Growth Fund	--	5,961,041
Cost of shares redeemed	(127,834,390)	(166,056,888)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,278,956)	702,403,944

Change in net assets	(232,304,415)	619,704,478

Net Assets:
Beginning of period	885,244,446	265,539,968

End of period	$652,940,031	$885,244,446

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000	Period Ended 10/31/1999 [1]
Net Asset Value, Beginning of Period	$13.37	$12.78	$10.00
Income From Investment Operations:
Net operating loss	(0.03)	(0.13)[2]	(0.08)[2]
Net realized and unrealized gain (loss) on investments	(3.10)	0.72	2.86

TOTAL FROM INVESTMENT OPERATIONS	(3.13)	0.59	2.78

Less Distributions:
Distributions from net investment income	--	--	(0.00)[3]

Net Asset Value, End of Period	$10.24	$13.37	$12.78

Total Return[4]	(23.41)%	4.62%	27.83%

Ratios to Average Net Assets:

Expenses	1.27%[5]	1.25%	1.20%[5]

Net operating loss	(0.52)%[5]	(0.84)%	(0.82)%[5]

Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.39%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$316,832	$427,514	$105,338

Portfolio turnover	78%	173%	36%

1 Reflects operations for the period from December 29, 1998 (date of initial investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the reporting period since the use of undistributed income method did not accord with the results of operations.

3 Amount represents less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

7 Amount represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000	Period Ended 10/31/1999 [1]
Net Asset Value, Beginning of Period	$13.24	$12.75	$10.00
Income From Investment Operations:
Net operating loss	(0.07)	(0.24)[2]	(0.15)[2]
Net realized and unrealized gain (loss) on investments	(3.07)	0.73	2.90

TOTAL FROM INVESTMENT OPERATIONS	(3.14)	0.49	2.75

Net Asset Value, End of Period	$10.10	$13.24	$12.75

Total Return[3]	(23.72)%	3.84%	27.53%

Ratios to Average Net Assets:

Expenses	2.02%[4]	2.00%	1.95%[4]

Net operating loss	(1.27)%[4]	(1.59)%	(1.57)%[4]

Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.39%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$294,538	$400,171	$145,310

Portfolio turnover	78%	173%	36%

1 Reflects operations for the period from December 29, 1998 (date of initial investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the reporting period since the use of undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

6 Amount represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000	Period Ended 10/31/1999 [1]
Net Asset Value, Beginning of Period	$13.23	$12.75	$10.00
Income From Investment Operations:
Net operating loss	(0.08)	(0.24)[2]	(0.15)[2]
Net realized and unrealized gain (loss) on investments	(3.05)	0.72	2.90

TOTAL FROM INVESTMENT OPERATIONS	(3.13)	0.48	2.75

Net Asset Value, End of Period	$10.10	$13.23	$12.75

Total Return[3]	(23.66)%	3.76%	27.53%

Ratios to Average Net Assets:

Expenses	2.02%[4]	2.00%	1.95%[4]

Net operating loss	(1.27)%[4]	(1.59)%	(1.57)%[4]

Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.39%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$41,570	$57,560	$14,892

Portfolio turnover	78%	173%	36%

1 Reflects operations for the period from December 29, 1998 (date of initial investment) to October 31, 1999.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the reporting period since the use of undistributed income method did not accord with the results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

6 Amount represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated Large Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is appreciation of capital.

On September 15, 2000, the Fund acquired all the net assets of Investment Advisers, Inc. (IAI) Growth Fund in a tax-free re-organization as follows:

Class A Shares of the Fund Issued	IAI Growth Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of the Fund Prior to Combination	Net Assets of IAI Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
391,144	$5,961,041	$736,008		$968,374,982	$5,961,041	$974,336,023

1 Unrealized appreciation is included in the IAI Growth Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. Government securities are generally valued at the mean of the latest bid and asked prices as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $75,341,197, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 5,068,154

2008	$70,273,043

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,226,296	$59,475,012	29,213,803	$450,485,894
Shares issued in connection of the tax-free transfer of assets from IAI Growth Fund	--	--	391,144	5,961,041
Shares redeemed	(6,250,278)	(70,116,243)	(5,866,809)	(90,416,338)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,023,982)	$(10,641,231)	23,738,138	$366,030,597

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,282,578	$37,368,508	23,313,134	$355,845,246
Shares redeemed	(4,339,505)	(46,831,020)	(4,485,308)	(68,030,859)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,056,927)	$(9,462,512)	18,827,826	$287,814,387

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	743,255	$8,711,914	3,676,444	$56,168,651
Shares redeemed	(976,755)	(10,887,127)	(493,885)	(7,609,691)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(233,500)	$(2,175,213)	3,182,559	$48,558,960

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,314,409)	$(22,278,956)	45,748,523	$702,403,944

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B, and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. Effective March 1, 2000, the Fund no longer accrued or paid a shareholder services fee on Class A Shares.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $199,567,292 and $197,901,347, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended April 30, 2001, were as follows:

Purchases	$558,564,025

Sales	$579,193,445

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Large Cap Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172842
Cusip 314172834
Cusip 314172826

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G02516-02 (6/01)

Federated Investors
World-Class Investment Manager

Federated Large Cap Tech Fund

A Portfolio of Federated Equity Funds

1ST SEMI-ANNUAL REPORT

April 30, 2001

Established 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Large Cap Tech Fund

President's Message

Dear Shareholder:

Federated Large Cap Tech Fund was created on January 29, 2001, and I am pleased to present its first Semi-Annual Report. The fund has investments in more than 40 of the largest technology corporations.1 Many of them are easily recognizable names, are leaders in the technology industry and have established track records. As of April 30, 2001, the fund's net assets totaled $1.9 million. This fund gives investors the opportunity to participate in the technology revolution: The fund's holdings produce products and services likely to be a driving force in raising global living standards and underwriting economic growth in coming years. Technological developments have already profoundly changed the way individuals live and work. The companies behind these developments represent significant and sophisticated long-term investment opportunities.

This report covers the period from the fund's inception through April 30, 2001. It begins with an interview with the fund's co-portfolio managers, Dean J. Kartsonas, CFA, Vice President, and Michael R. Tucker, Assistant Vice President, both of Federated Investment Management Company. Following their discussion, which covers the fund's objective, strategy and market conditions, are two additional items of shareholder interest. First is a complete listing of the fund's investments, and second is the publication of the fund's financial statements. I urge you to review the fund's holdings, which include well-known corporations such as Microsoft, AOL Time Warner, and International Business Machines (IBM).

Over the past three months, the fund's performance has been highly volatile and its total return negative. Prices of almost all technology stocks--well-recognized and unknown alike--fell as the slowing U.S. economy continued to erode corporate fundamentals. Fortunately, the fund was conservatively positioned with a considerable portion of its assets in the more stable growth computer services and the cyclical semi-cap equipment industries. We maintain our strong belief in the Technology sector and in our stock selection process.

1 Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of market risk than funds whose investments are diversified. In addition, the fund may be subject to specific risks of the technology sector, such as obsolescence.

The managers and shareholders are aware that any investment in a particular sector is subject to greater volatility than a broad equity fund that invests in a wide range of sectors. Please remember that the true measure of this fund's performance is clearly in years rather than months.

Individual share class total return performance for the period from January 29, 2001, through April 30, 2001, follows.2

	Total Return	Net Asset Value Change
Class A Shares	(21.00)%	$10.00 to $7.90 = (21.00)%
Class B Shares	(21.10)%	$10.00 to $7.89 = (21.10)%
Class C Shares	(21.10)%	$10.00 to $7.89 = (21.10)%

You may add to your investment account at any time and thus increase the number of shares you own for future income. I strongly recommend that you add to your account on a regular basis. The fund's 46 technology stock holdings are volatile in price movement. In fact, even the most successful technology corporations have witnessed their stock prices move from their trading highs to lows with a 40%, 50%, 60% price range. Thus, it is a prudent strategy for the long-term investor to buy shares on a regular basis. As share prices change, you buy more shares when the price is low and fewer when the price is high.3

Thank you for joining the thousands of investors who have shown their confidence in this exciting sector and in our firm by owning shares of Federated Large Cap Tech Fund.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
June 15, 2001

2 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (25.33)%, (24.85)%, and (21.89)%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost-averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Dean J. Kartsonas, CFA

Vice President

Federated Investment Management Company

Michael R. Tucker

Assistant Vice President

Federated Investment Management Company

Investment Review

This fund invests in established, large-capitalization technology stocks. What makes Technology so important that a fund should focus on that sector alone?

Investing in the Technology sector allows investors to participate in a dynamic area with many growth opportunities. We believe technology products will continue to be a driving force in raising global living standards and underwriting economic growth in coming years. While investor attitudes regarding Technology stocks are subject to sudden and dramatic change, industry fundamentals often remain more stable. Technology is important to the global economy for several reasons:

  It enables businesses to operate more efficiently.
  It helps employees produce more in less time.
  It gives management the means to increase salaries without raising prices.
  It gives companies a competitive advantage.

For investors with a multi-year time horizon, a portfolio of leading technology stocks could provide a suitable vehicle for participating in this rapidly growing sector.

How do the fund's managers invest?

We follow a multi-step process in choosing stocks for the portfolio. We screen for the largest 100 technology companies by market capitalization, perform discounted-cash flow analysis to determine a multi-year price target, compare price-to-growth ratios, examine earnings-revision trends, and reject those companies with weak fundamentals. Each of the companies in the fund's portfolio is expected to be profitable and to enjoy positive cash flow. The fund does not invest in "dot.coms" or initial public offerings.

We focus on the leading technology companies that have established good track records and market positions over time. We seek exposure to all industries within the Technology sector, but we adjust relative weightings between high-growth, stable-growth, and cyclical-growth industries, depending upon market conditions. Currently, we are positioned conservatively with a bias toward stable-growth companies.

How has the Technology sector performed?

The first quarter of 2001 was a very difficult quarter for Technology stocks. After a short rally in January, induced by the Federal Reserve Board's lowering of interest rates, technology stocks sold off through the remainder of the quarter as the slowing economy continued to erode corporate fundamentals and inventories became bloated. We measure the fund's performance against the Merrill Lynch Technology 100 Index. The table below shows the performance history of our benchmark versus the NASDAQ Composite Index and the Standard & Poor's ("S&P") 500 Index.1

Total Returns as of 4/30/2001
	Since 1/29/2001	1 Year	3 Years	5 Years	10 Years
Merrill Lynch Technology 100 Index	(28.02)%	(50.21)%	18.58%	18.62%	22.21%
NASDAQ Composite Index	(25.38)%	(45.06)%	4.52%	12.53%	15.87%
S&P 500 Index	(8.13)%	(12.97)%	5.30%	15.55%	15.23%
Federated Large Cap Tech Fund--Class A Shares	(21.00)%	N/A	N/A	N/A	N/A

This fund is understandably a long-term investment, but how has it performed since its January 29, 2001 inception?

The fund outperformed its benchmark mainly due to its overweight in more stable growth computer services and the cyclical semi-cap equipment industry. Positive relative performers in the fund included First Data, SunGuard Data Systems, Applied Materials, and KLA-Tencor. The total return, based on net asset value, was (21.00)% for Class A Shares, (21.10)% for Class B Shares, and (21.10)% for Class C Shares.

1 The Merrill Lynch 100 Technology Index is an unmanaged, equally weighted index of the 100 largest technology stocks, as defined by market capitalization and trading volume. The NASDAQ Composite Index is a capitalization-weighted index designed to measure the performance of all NASDAQ stocks in the telecommunications sector. The S&P 500 Index is an unmanaged index comprising stocks in industry, transportation, financial and public utility companies. Investments cannot be made in an index.

What were the fund's top ten holdings as of April 30, 2001?

Name	Percentage of Net Assets
Concord EFS Corp.	3.7%
Nokia Oyj, ADR, Class A	3.5%
Scientific-Atlanta, Inc.	3.4%
International Business Machines Corp.	3.4%
First Data Corp.	3.3%
Microsoft Corp.	3.3%
AOL Time Warner, Inc.	3.2%
Electronic Data Systems Corp.	3.2%
Qualcomm, Inc.	3.0%
Comverse Technology, Inc.	2.5%
TOTAL	32.5%

Can you give shareholders some examples of recent purchases?

First Data Corp. (3.3% of net assets) provides electronic commerce solutions through a variety of processing products including credit, debit, check, and prepaid payments, along with value-added information and Internet-based services.

SunGuard Data Systems, Inc. (2.0% of net assets) provides integrated technology solutions and electronic processing for financial services clients.

How would you summarize recent market activity?

Rocky. Technology stocks have been hit with threats of weakening fundamentals, profit taking and bloated inventories. Volatility is at record levels.

What is your outlook?

The market tends to go to extremes on the upside and downside. Certainly, many technology stocks raced ahead of their fundamentals in the late 1990s. However, valuations have come down significantly since then, while revenues continue to grow dramatically. We think now is a good time to invest in large, blue-chip technology companies. The rate of adoption of new technologies has not changed significantly over the past 12 months, nor has the growth rate of the Internet. In fact, many companies are adopting new applications even faster than expected. Capital spending on technology products is not a luxury for many businesses, but a necessity. In today's fiercely competitive world, devoid of pricing power, companies survive by becoming more efficient. Technology provides businesses with the tools to produce more in less time. If you look at the Technology sector on a long-term basis, the industry appears to remain a very fertile area in which to invest.

Portfolio of Investments

April 30, 2001 (unaudited)

Shares			Value
		COMMON STOCKS--88.6%
		Communications Equipment--13.5%
410	[1]	CIENA Corp.	$22,575
700	[1]	Comverse Technology, Inc.	47,950
2,000		Nokia Oyj, Class A, ADR	68,380
1,000	[1]	Qualcomm, Inc.	57,360
1,150		Scientific-Atlanta, Inc.	66,390

		TOTAL	262,655

		Computers (Hardware)--10.6%
2,450		Compaq Computer Corp.	42,875
1,400	[1]	Dell Computer Corp.	36,736
1,600	[1]	Gateway, Inc.	30,400
570		International Business Machines Corp.	65,630
1,800	[1]	Sun Microsystems, Inc.	30,816

		TOTAL	206,457

		Computers (Networking)--1.9%
1,670	[1]	Cisco Systems, Inc.	28,357
140	[1]	Juniper Networks, Inc.	8,264

		TOTAL	36,621

		Computers (Peripherals)--2.0%
1,000	[1]	EMC Corp. Mass	39,600

		Computers Software/Services--18.2%
750	[1]	Amdocs Ltd.	44,175
550	[1]	BMC Software, Inc.	13,304
1,600	[1]	Cadence Design Systems, Inc.	33,120
490	[1]	Check Point Software Technologies Ltd.	30,738
900	[1]	I2 Technologies, Inc.	15,669
940	[1]	Microsoft Corp.	63,685
1,700	[1]	Oracle Corp.	27,472
1,600	[1]	Peregrine Systems, Inc.	41,248
1,450	[1]	Rational Software Corp.	35,105
810	[1]	Siebel Systems, Inc.	36,920
200	[1]	Veritas Software Corp.	11,922

		TOTAL	353,358

Shares			Value
		COMMON STOCKS--continued
		Electrical Equipment--3.3%
1,300	[1]	Flextronics International Ltd.	$34,957
1,000	[1]	Sanmina Corp.	29,150

		TOTAL	64,107

		Electronics - Semiconductors--15.2%
300	[1]	Advanced Micro Devices, Inc.	9,300
1,100	[1]	Altera Corp.	27,819
700	[1]	Analog Devices, Inc.	33,117
1,000		Intel Corp.	30,910
1,128	[1]	JDS Uniphase Corp.	24,128
800	[1]	Micron Technology, Inc.	36,304
900		STMicroelectronics N.V.	36,405
1,500	[1]	Taiwan Semiconductor Manufacturing Co., ADR	36,360
1,000		Texas Instruments, Inc.	38,700
450	[1]	Xilinx, Inc.	21,362

		TOTAL	294,405

		Entertainment--3.2%
1,230	[1]	AOL Time Warner, Inc.	62,115

		Equipment (Semiconductors)--7.6%
1,120	[1]	ASM Lithography Holding N.V.	30,318
650	[1]	Applied Materials, Inc.	35,490
720	[1]	KLA-Tencor Corp.	39,571
750	[1]	Novellus Systems, Inc.	41,362

		TOTAL	146,741

		Services (Computer Systems)--5.2%
950		Electronic Data Systems Corp.	61,275
720	[1]	SunGuard Data Systems, Inc.	39,794

		TOTAL	101,069

		Services (Data Processing)--7.9%
1,550	[1]	Concord EFS, Inc.	72,152
360	[1]	DST Systems, Inc.	17,683
950		First Data Corp.	64,068

		TOTAL	153,903

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,642,710)	1,721,031

Shares			Value
		MUTUAL FUND--8.4%
163,281		Prime Value Obligations Fund, Class IS (at net asset value)	$163,281

		TOTAL INVESTMENTS (IDENTIFIED COST $1,805,991)[2]	$1,884,312

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $1,805,991. The net unrealized appreciation of investments on a federal tax basis amounts to $78,321 which is comprised of $126,603 appreciation and $48,282 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($1,942,896) at April 30, 2001.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,805,991)		$1,884,312
Cash		143
Income receivable		50
Receivable for investments sold		25,151
Receivable for shares sold		48,468
Prepaid expenses		108,166

TOTAL ASSETS		2,066,290

Liabilities:
Payable for investments purchased	$87,643
Payable for shares redeemed	34,837
Accrued expenses	914

TOTAL LIABILITIES		123,394

Net assets for 246,084 shares outstanding		$1,942,896

Net Assets Consist of:
Paid in capital		$2,077,414
Net unrealized appreciation of investments		78,321
Accumulated net realized loss on investments		(210,019)
Net operating loss		(2,820)

TOTAL NET ASSETS		$1,942,896

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($717,775 ÷ 90,840 shares outstanding)		$7.90

Offering price per share (100/94.50 of $7.90)[1]		$8.36

Redemption proceeds per share		$7.90

Class B Shares:
Net asset value per share ($1,178,137 ÷ 149,287 shares outstanding)		$7.89

Offering price per share		$7.89

Redemption proceeds per share (94.50/100 of $7.89)[1]		$7.46

Class C Shares:
Net asset value per share ($46,984 ÷ 5,957 shares outstanding)		$7.89

Offering price per share		$7.89

Redemption proceeds per share (99.00/100 of $7.89)[1]		$7.81

1 See "What Do Shares Cost?" in the prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended April 30, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $20)			$257
Interest			2,458

TOTAL INCOME			2,715

Expenses:
Investment adviser fee		$2,899
Administrative personnel and services fee		46,123
Custodian fees		39
Transfer and dividend disbursing agent fees and expenses		872
Auditing fees		3,204
Legal fees		6
Portfolio accounting fees		716
Distribution services fee--Class B Shares		1,150
Distribution services fee--Class C Shares		28
Shareholder services fee--Class A Shares		332
Shareholder services fee--Class B Shares		383
Shareholder services fee--Class C Shares		9
Share registration costs		852
Printing and postage		335
Insurance premiums		2
Miscellaneous		7

TOTAL EXPENSES		56,957

Waiver and Reimbursement:
Waiver of investment adviser fee	$(2,899)
Reimbursement of other operating expenses	(48,523)

TOTAL WAIVER AND REIMBURSEMENT		(51,422)

Net expenses			5,535

Net operating loss			(2,820)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(210,019)
Net change in unrealized appreciation of investments			78,321

Net realized and unrealized loss on investments			(131,698)

Change in net assets resulting from operations			$(134,518)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 4/30/2001 [1]
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$ (2,820)
Net realized loss on investments	(210,019)
Net change in unrealized appreciation of investments	78,321

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(134,518)

Share Transactions:
Proceeds from sale of shares	2,560,115
Cost of shares redeemed	(482,701)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,077,414

Change in net assets	1,942,896

Net Assets:
Beginning of period	--

End of period	$1,942,896

1 For the period from January 29, 2001 (date of initial public investment) to April 30, 2001.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 4/30/2001	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net operating loss	(0.01)
Net realized and unrealized loss on investments	(2.09)

TOTAL FROM INVESTMENT OPERATIONS	(2.10)

Net Asset Value, End of Period	$ 7.90

Total Return[2]	(21.00)%

Ratios to Average Net Assets:

Expenses	1.50	% [3]

Net operating loss	(0.53)%[3]

Expense waiver/reimbursement[4]	17.74	% [3]

Supplemental Data:

Net assets, end of period (000 omitted)	$718

Portfolio turnover	65%

1 Reflects operations for the period from January 29, 2001 (date of initial public investment) to April 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 4/30/2001 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net operating loss	(0.01)
Net realized and unrealized loss on investments	(2.10)

TOTAL FROM INVESTMENT OPERATIONS	(2.11)

Net Asset Value, End of Period	$ 7.89

Total Return[2]	(21.10)%

Ratios to Average Net Assets:

Expenses	2.25%[3]

Net operating loss	(1.35)%[3]

Expense waiver/reimbursement[4]	17.74%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$1,178

Portfolio turnover	65%

1 Reflects operations for the period from January 29, 2001 (date of initial public investment) to April 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Period Ended (unaudited) 4/30/2001 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net operating loss	(0.01)
Net realized and unrealized loss on investments	(2.10)

TOTAL FROM INVESTMENT OPERATIONS	(2.11)

Net Asset Value, End of Period	$ 7.89

Total Return[2]	(21.10)%

Ratios to Average Net Assets:

Expenses	2.25%[3]

Net operating loss	(1.55)%[3]

Expense waiver/reimbursement[4]	17.74%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$47

Portfolio turnover	65%

1 Reflects operations for the period from January 29, 2001 (date of initial public investment) to April 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated Large Cap Tech Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

	Period Ended 4/30/2001[1]
Class A Shares:	Shares	Amount

Shares sold	133,639	$1,191,136
Shares redeemed	(42,799)	(369,855)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	90,840	$821,281

	Period Ended 4/30/2001[1]
Class B Shares:	Shares	Amount
Shares sold	167,608	$1,326,170
Shares redeemed	(18,321)	(112,777)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	149,287	$1,213,393

	Period Ended 4/30/2001[1]
Class C Shares:	Shares	Amount
Shares sold	5,967	$42,809
Shares redeemed	(10)	(69)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	5,957	$42,740

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	246,084	$2,077,414

1 Reflects operations for the period from January 29, 2001 (date of initial public investment) to April 30, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the period ended April 30, 2001, Class A Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,759,695 and $1,587,357, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended April 30, 2001, were as follows:

Purchases	$2,481,807

Sales	$629,077

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Large Cap Tech Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172719
Cusip 314172693
Cusip 314172685

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

26461 (6/01)

Federated Investors
World-Class Investment Manager

Federated Market Opportunity Fund

A Portfolio of Federated Equity Funds

1ST SEMI-ANNUAL REPORT

April 30, 2001

Established 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Market Opportunity Fund

President's Message

Dear Fellow Shareholder:

I am pleased to present the first Semi-Annual Report of Federated Market Opportunity Fund, a portfolio of Federated Equity Funds.

This report covers the period from the fund's inception on December 4, 2000 through April 30, 2001. It begins with a discussion with the fund's portfolio manager, Steven J. Lehman, CFA, Vice President of Federated Investment Management Company. Following his discussion are two additional items of shareholder interest. First is a complete listing of the fund's highly diversified stock holdings, and second is a publication of the fund's financial statements.

This fund gives you the opportunity to pursue capital appreciation and attractive income by owning shares of 83 primarily domestic companies considered undervalued, out of favor or overlooked. Though many are not well known, these companies are well managed and have demonstrated strong performance under stress, as their stocks have held value comparatively well during market downdrafts. Moreover, these companies generally have strong free cash flow over dividend and capital spending requirements and their management teams have shown strong shareholder awareness. At the end of the reporting period, the fund's portfolio held names like Anglogold Ltd., Archstone Communities Trust, Bausch & Lomb, Inc., Chevron Corp., Dole Food, Inc., H.B. Fuller Co., Kerr-McGee Corp., NICOR, Inc., Pall Corp., Super Valu Stores, Inc., Tupperware Corp., and USX-Marathon Corp.

Another plus, as the portfolio manager explains, is that Federated Market Opportunity Fund owns many stocks that are not widely held by other mutual funds or investors. The fund, therefore tends to have a very low correlation to the Standard & Poor's 500 Index (S&P 500) and to the technology-heavy NASDAQ Composite Index (NASDAQ).1

1 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The NASDAQ Composite Index is an index that measures all NASDAQ domestic and non-U.S.-based common stocks listed in the NASDAQ Stock Market.

During the reporting period, an eclectic group of stocks led the fund's top performers as the stock market's daily volatility continued. In this environment, the fund produced a very strong relative total return through appreciation in the value of its holdings and the substantial dividends paid by many of its holdings. Individual share class total return performance, including income distributions, follows.2

	Total Return	Income	Net Asset Value Increase
Class A Shares	12.28%	$0.195	$10.00 to $11.02 = 10.20%
Class B Shares	12.05%	$0.183	$10.00 to $11.01 = 10.10%
Class C Shares	11.95%	$0.183	$10.00 to $11.00 = 10.00%

The fund is a long-term investment, and we continue to see significant day-to-day volatility in the stock market. Regardless of the market's fluctuations, over time, you have two easy ways to increase your opportunity for capital growth and income potential from U.S. corporations. First, you can reinvest your dividends and capital gains automatically in additional shares to help your shares increase in number through the benefit of quarterly compounding. Second, you can "pay yourself first," by adding to your account on a regular basis through a systematic investment program by withdrawing a specific amount from your checking account to purchase more fund shares. Buying shares regularly, (i.e., monthly additions of the same dollar amount) automatically accumulates more shares in your account at lower prices.3 You can contact your investment representative for more information.

Thank you for entrusting a portion of your wealth to Federated Market Opportunity Fund. We welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
June 15, 2001

2 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were 6.12%, 6.55%, and 10.95%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchasing during periods of low price levels.

Steven J. Lehman, CFA

Vice President

Federated Investment Management
Company

Investment Review

The stock market was unusually volatile during the fund's reporting period, which made it particularly challenging for stock funds. What are your comments?

U.S. stock prices continued their decline as the major indexes--including the S&P 500, and especially the technology laden NASDAQ were brutalized during the fourth quarter of 2000. February and March of 2001 saw especially dramatic downdrafts. From February 1 through April 4, the NASDAQ declined 41.07% while the S&P 500 fell 19.49%. During the same period, your fund achieved a positive 1.38% return.

It was a particularly good time to steer clear of stocks in the Technology and Communications Services sectors, which is exactly what this fund did. Although the market recovered to some degree by April 30, 2001, Federated Market Opportunity Fund's Class A Shares returns maintained a considerable lead, on both a since-inception and year-to-date basis.

Calendar Period	Fund's Class A Shares	Russell Midcap Value[1]	S&P 500
Year-to-Date	7.84%	1.80%	(5.01)%
Since 12/4/2000	12.28%	8.95%	(5.26)%

1 The Russell Midcap Value Index measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

Despite the volatility, it was a strong period of performance for Federated Market Opportunity Fund. What were the numbers?

For the reporting period, the fund's Class A, B, and C Shares produced total returns of 12.28%, 12.05% and 11.95%, respectively, based on net asset value. The fund's returns were greater than the 8.95% total return of its benchmark, the Russell Midcap Value Index, for the same reporting period. The fund also handily outperformed the (5.26)% return of the S&P 500 Index.

What sectors and holdings accounted for the fund's outperformance?

The fund's large allocation to real estate investment trusts (REITS) and to cash equivalents provided desired stability amid market turbulence. Our emphasis on high current income and undervalued, overlooked stocks that offer potentially low price risk was particularly appropriate during the period, as was our avoidance of banks, technology, media, and telecommunications stocks. REITs and Basic Materials stocks generally did well, as investors appreciated the stable earnings and high dividend yields of REITs amid market turbulence and sharply falling profit estimates for the S&P 500 Index.

The fund's best performance came from Anglogold Ltd., which returned 39.8%, H&R Block, Inc., which gained 49.5%, convertibles, which gained 48.7%, and two REITs, Healthcare Realty Trust, Inc. (up 38.2%) and United Dominion Realty Trust, Inc. (up 39.8%).

The weakest returns were from insurance company Mutual Risk Management Co. (down 68%) on rising uncollectible claims, and Pacific Gas & Electric convertible preferred (down 55%) due to soaring energy costs amid the California energy crisis.

What industry sectors are you underweighting and overweighting in the fund?

We are maintaining the same strategy: to hold more cash than normal and to emphasize REITS for their high current income, steady earnings growth, inexpensive valuation, and defensive share performance. Among other sectors, we favor Basic Materials and Energy. We continue to avoid the Technology and Communications Services sectors, and we have relatively little exposure to Consumer Cyclical stocks because of the declining financial condition of American households.

What were some of the fund's recent stock purchases?

Our recent purchases include the following:

Archstone Communities Trust (1.3% of net assets): Archstone is a national apartment REIT with a generous dividend yield and undervalued assets. The apartment sector is particularly attractive in our view, with estimated earnings and dividend growth of 8% over the next two years, and a general resilience to weakening economic conditions.

Mack-Cali Realty Corp. (1.6% of net assets): This owner of northern New Jersey office properties is undervalued and offers a 9.2% dividend yield.

NiSource, Inc. (1.5% of net assets): NiSource recently acquired Columbia Energy and now has valuable natural gas assets throughout the Midwest and Northeast regions. It is currently one of the fund's largest holdings and its convertible bond yields 7.5%.

Teekay Shipping Corp. (1.2% of net assets): Teekay is a leading oil tanker operator and sells at only 4.5 times estimated earnings with substantial excess cash flow.

What were the fund's top ten holdings as of April 30, 2001, and what were the industry weightings?

The top ten stock holdings as of April 30, 2001, and sector weightings were as follows:

Name	Percentage of Net Assets
Suiza Foods Corp., Conv. Pfd.	1.7%
Super Valu Stores, Inc.	1.6%
Newfield Exploration Co., Conv. Pfd.	1.6%
Mack-Cali Realty Corp.	1.6%
NiSource, Inc., Conv. Pfd.	1.5%
Owens & Minor, Inc., Conv. Pfd., Series A	1.5%
AMB Property Corp.	1.5%
Summit Properties, Inc.	1.5%
AngloGold, Ltd., ADR	1.5%
Sensient Technologies Corp.	1.4%
TOTAL	15.4%

Sector	Percentage of Net Assets	Russell Mid-Cap Value Index
Financials	24.8%	24.5%
Basic Materials	9.9%	6.5%
Utilities	9.3%	15.9%
Energy	9.3%	6.7%
Consumer Staples	8.9%	9.0%
Health Care	3.2%	5.3%
Transportation	2.8%	4.5%
Capital Goods	2.2%	8.9%
Consumer Cyclicals	2.1%	13.1%

As we reach mid-year, what is your outlook for the stock market?

We believe that much of the stock market, and Technology and Communication Services in particular, is still overvalued, which makes our "contrarian" strategy a prudent choice. A recent Ned Davis study maintains that it will be several years before investors can expect to see double-digit returns from the S&P 500 Index. Ned Davis Research is an eminent research firm that is known particularly for its large database on financial markets.

Diversification is of renewed interest to investment advisors after the wild swings between value and growth stocks over the last two years, but many mutual funds still generally move with the S&P 500 Index. It seems investors will be more successful if they pursue an unconventional approach that is not tied closely to the major indexes that remain, in our opinion, overvalued and over-owned.

Portfolio of Investments

April 30, 2001 (unaudited)

Shares			Value
		COMMON STOCKS--56.6%
		Basic Materials--8.0%
3,100		Allegheny Technologies Inc.	$56,544
20,400		Anglogold Ltd., ADR	369,240
15,100		Barrick Gold Corp.	248,244
900		Fuller (H.B.) Co.	37,206
14,400		Jefferson Smurfit Group PLC, ADR	270,000
11,500		Nova Chemicals Corp.	253,575
17,700		Placer Dome, Inc.	179,124
22,400		Sappi Ltd., ADR	209,440
1,300		Sonoco Products Co.	29,055
14,300		WMC Ltd., ADR	271,700
3,500		Westvaco Corp.	92,330

		TOTAL	2,016,458

		Capital Goods--1.8%
4,900		Goodrich (B.F.) Co.	193,060
1,100		Hubbell, Inc., Class B	30,382
9,800		Pall Corp.	230,006

		TOTAL	453,448

		Consumer Cyclicals--1.6%
1,500		Block (H&R), Inc.	82,500
13,300		Kellwood Co.	283,955
1,900		Lancaster Colony Corp.	57,323

		TOTAL	423,778

		Consumer Staples--7.2%
6,000		Banta Corp.	156,600
12,500		Cadbury Schweppes PLC, ADR	311,875
16,700		Dole Food, Inc.	250,500
1,300		Hormel Foods Corp.	26,806
10,300		Interstate Bakeries Corp.	144,509
20,300		Sensient Technologies Corp.	365,400
29,900		Super Valu Stores, Inc.	408,733
7,700		Tupperware Corp.	169,554

		TOTAL	1,833,977

		Energy--5.7%
3,600		Alberta Energy Co., Ltd.	177,048
2,500		Chevron Corp.	241,400
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
3,000		Kerr-McGee Corp.	$214,950
9,200		Occidental Petroleum Corp.	277,104
8,300		USX Marathon Corp.	265,268
12,600		Vintage Petroleum, Inc.	260,316

		TOTAL	1,436,086

		Financials--23.5%
4,000		Allmerica Financial Corp.	202,000
15,100		AMB Property Corp.	375,990
3,200		American National Insurance Co.	236,096
5,000		AmerUs Group Co.	159,650
4,900		Apartment Investment & Management Co., Class A	218,442
13,000		Archstone Communities Trust	335,140
8,600		Arden Realty Group, Inc.	215,602
8,500		Australia & New Zealand Banking Group, Melbourne, ADR	303,875
5,400		Avalonbay Communities, Inc.	245,160
12,000		BRE Properties, Inc., Class A	339,000
10,100		Camden Property Trust	336,330
500		Colonial Properties Trust	14,450
11,600		Equity Office Properties Trust	331,180
14,100		Federal Realty Investment Trust	274,950
7,500		First Industrial Realty Trust	230,625
3,400		Healthcare Realty Trust, Inc.	81,600
24,600		HRPT Properties Trust	215,742
14,800		Mack-Cali Realty Corp.	396,344
2,700		Nationwide Health Properties, Inc.	47,655
7,600		Post Properties, Inc.	280,136
9,000		Prentiss Properties Trust	228,150
15,500		Summit Properties, Inc.	373,240
16,200		United Dominion Realty Trust, Inc.	206,874
8,200		Vornado Realty Trust	301,104

		TOTAL	5,949,335

		Health Care--1.7%
5,500		Bard (C.R.), Inc.	242,055
1,700		Bausch & Lomb, Inc.	72,590
3,100		Dentsply International, Inc.	121,458

		TOTAL	436,103

Shares			Value
		COMMON STOCKS--continued
		Transportation--1.7%
1,300		Alexander and Baldwin, Inc.	$29,341
3,200		Overseas Shipholding Group, Inc.	96,960
5,800		Teekay Shipping Corp.	294,292

		TOTAL	420,593

		Utilities--5.4%
9,400		FirstEnergy Corp.	284,820
7,000		KeySpan Corp.	277,900
6,600		NICOR, Inc.	258,654
4,500		TransCanada PipeLines Ltd.	53,235
5,400		TXU Corp.	237,384
6,800		UGI Corp.	179,860
3,500		Wisconsin Energy Corp.	77,000

		TOTAL	1,368,853

		TOTAL COMMON STOCKS (IDENTIFIED COST $13,617,846)	14,338,631

		PREFERRED STOCKS--15.9%
		Basic Materials --1.9%
570		Hercules, Inc., Conv. Pfd., $0.65	253,570
7,500		Texas Industries, Inc., Conv. Pfd., $2.75	228,000

		TOTAL	481,570

		Capital Goods--0.4%
2,300		Sealed Air Corp., Cumulative Conv. Pfd., $2.00	93,265

		Consumer Cyclicals--0.5%
3,200		Newell Financial Trust I, Cumulative Conv. Pfd., $2.63	129,318

		Consumer Staples--1.7%
11,700		Suiza Foods Corp., Conv. Pfd., $2.75	427,354

		Financial--1.3%
13,600		Heller Financial, Inc., Conv. Pfd., $1.75	343,944

		Energy--3.6%
3,800		Apache Corp., Conv. Pfd., $2.02	208,050
5,600		Kerr-McGee Corp., DECS, $1.83	304,584
7,000		Newfield Exploration Co., Conv. Pfd., $3.25	402,941

		TOTAL	915,575

		Health Care--1.5%
8,200		Owens & Minor, Inc., Conv. Pfd., Series A, $2.69	376,700

		Transportation--1.1%
5,600		Union Pacific Corp., Conv. Pfd., $0.78	270,687

Shares			Value
		PREFERRED STOCKS--continued
		Utilities--3.9%
10,000		CMS Energy Corp., Conv. Pfd., $3.63	$365,000
7,200		NiSource, Inc., Conv. Pfd., $3.88	386,640
900	[1]	Pacific Gas & Electric Co., Pfd., $1.64	8,190
6,400		Utilicorp United, Inc., Conv. Pfd., $2.44	239,808

		TOTAL	999,638

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,922,984)	4,038,051

		MUTUAL FUND--28.5%
7,212,443		Prime Value Obligations Fund, Class IS (at net asset value)	7,212,443

		TOTAL INVESTMENTS (IDENTIFIED COST $24,753,273)[2]	$25,589,125

1 Non-income producing.

2 The cost of investments for federal tax purposes amounts to $24,753,273. The net unrealized appreciation of investments on a federal tax basis amounts to $835,852 which is comprised of $987,720 appreciation and $151,868 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($25,321,249) at April 30, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $24,753,273)		$25,589,125
Cash		940
Income receivable		37,401
Receivable for investments sold		144,991
Receivable for shares sold		618,394
Prepaid Expenses		133,690

TOTAL ASSETS		26,524,541

Liabilities:
Payable for investments purchased	$1,161,998
Payable for shares redeemed	571
Accrued expenses	40,723

TOTAL LIABILITIES		1,203,292

Net assets for 2,299,584 shares outstanding		$25,321,249

Net Assets Consist of:
Paid in capital		$24,395,121
Net unrealized appreciation of investments		835,856
Accumulated net realized gain on investments		116,691
Distributions in excess of net investment income		(26,419)

TOTAL NET ASSETS		$25,321,249

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($8,374,945 ÷ 759,937 shares outstanding)		$11.02

Offering price per share (100/94.50 of $11.02)[1]		$11.66

Redemption proceeds per share		$11.02

Class B Shares:
Net asset value per share ($10,540,428 ÷ 957,352 shares outstanding)		$11.01

Offering price per share		$11.01

Redemption proceeds per share (94.50/100 of $11.01)[1]		$10.40

Class C Shares:
Net asset value per share ($6,405,876 ÷ 582,295 shares outstanding)		$11.00

Offering price per share		$11.00

Redemption proceeds per share (99.00/100 of $11.00)[1]		$10.89

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended April 30, 2001 (unaudited)1

Investment Income:
Dividends (net of foreign taxes withheld of $438)			$158,440
Interest			64,197

TOTAL INCOME			222,637

Expenses:
Investment adviser fee		$29,327
Administrative personnel and services fee		74,114
Custodian fees		2,444
Transfer and dividend disbursing agent fees and expenses		2,486
Auditing fees		1,500
Legal fees		612
Portfolio accounting fees		4,516
Distribution services fee--Class B Shares		9,475
Distribution services fee--Class C Shares		7,421
Shareholder services fee--Class A Shares		4,144
Shareholder services fee--Class B Shares		3,158
Shareholder services fee--Class C Shares		2,474
Share registration costs		2,417
Printing and postage		1,444
Insurance premiums		153
Miscellaneous		153

TOTAL EXPENSES		145,838

Waiver and Reimbursements:
Waiver of investment adviser fee	$(28,324)
Reimbursement of investment adviser fee	(109)
Reimbursement of other operating expenses	(53,521)

TOTAL WAIVER AND REIMBURSEMENTS		(81,954)

Net expenses			63,884

Net investment income			158,753

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			116,691
Net change in unrealized appreciation of investments			835,856

Net realized and unrealized gain on investments and foreign currency transactions			952,547

Change in net assets resulting from operations			$1,111,300

1 For the period from December 5, 2000 (date of initial public investment) to April 30, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 4/30/2001 [1]
Increase in Net Assets
Operations:
Net investment income	$158,753
Net realized gain on investments and foreign currency transactions	116,691
Net change in unrealized appreciation of investments	835,856

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,111,300

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(81,514)
Class B Shares	(57,955)
Class C Shares	(45,703)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(185,172)

Share Transactions:
Proceeds from sale of shares	28,527,159
Net asset value of shares issued to shareholders in payment of distributions declared	157,776
Cost of shares redeemed	(4,289,814)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	24,395,121

Change in net assets	25,321,249

Net Assets:
Beginning of period	--

End of period	$25,321,249

1 For the period from December 5, 2000 (date of initial public investment) to April 30, 2001.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 4/30/2001 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.19
Net realized and unrealized gain on investments and foreign currency transactions	1.03

TOTAL FROM INVESTMENT OPERATIONS	1.22

Less Distributions:
Distributions from net investment income	(0.20)

Net Asset Value, End of Period	$11.02

Total Return[2]	12.28%

Ratios to Average Net Assets:

Expenses	1.20%[3]

Net investment income	4.47%[3]

Expense waiver/reimbursement[4]	2.10%[3]

Supplemental Data:

Net assets, end of period	$8,375

Portfolio turnover	22%

1 Reflects operations for the period from December 5, 2000 (date of initial public investment) to April 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 4/30/2001 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.17
Net realized and unrealized gain on investments and foreign currency transactions	1.02

TOTAL FROM INVESTMENT OPERATIONS	1.19

Less Distributions:
Distributions from net investment income	(0.18)

Net Asset Value, End of Period	$11.01

Total Return[2]	12.05%

Ratios to Average Net Assets:

Expenses	1.95%[3]

Net investment income	3.76%[3]

Expense waiver/reimbursement[4]	2.10%[3]

Supplemental Data:

Net assets, end of period	$10,540

Portfolio turnover	22%

1 Reflects operations for the period from December 5, 2000 (date of initial public investment) to April 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 4/30/2001 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.17
Net realized and unrealized gain on investments and foreign currency transactions	1.01

TOTAL FROM INVESTMENT OPERATIONS	1.18

Less Distributions:
Distributions from net investment income	(0.18)

Net Asset Value, End of Period	$11.00

Total Return[2]	11.95%

Ratios to Average Net Assets:

Expenses	1.95%[3]

Net investment income	3.75%[3]

Expense waiver/reimbursement[4]	2.10%[3]

Supplemental Data:

Net assets, end of period	$6,406

Portfolio turnover	22%

1 Reflects operations for the period from December 5, 2000 (date of initial public investment) to April 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers 3 classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to achieve moderate capital appreciation and high current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds (other fixed income and asset backed securities) and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Period Ended 4/30/2001[1]
Class A Shares:	Shares	Amount
Shares sold	1,114,637	$11,698,420
Shares issued to shareholders in payment of distributions declared	5,822	61,298
Shares redeemed	(360,522)	(3,815,333)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	759,937	$7,944,385

	Period Ended 4/30/2001[1]
Class B Shares:	Shares	Amount
Shares sold	994,180	$10,622,679
Shares issued to shareholders in payment of distributions declared	5,054	53,301
Shares redeemed	(41,882)	(445,112)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	957,352	$10,230,868

	Period Ended 4/30/2001[1]
Class C Shares:	Shares	Amount
Shares sold	580,958	$6,206,060
Shares issued to shareholders in payment of distributions declared	4,091	43,177
Shares redeemed	(2,754)	(29,369)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	582,295	$6,219,868

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,299,584	$24,395,121

1 For the period from December 5, 2000 (date of initial public investment) to April 30, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and /or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the period ended April 30, 2001, Class A Shares did not incur a distribution fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $18,289,048 and $11,098,769, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended April 30, 2001, were as follows:

Purchases	$19,382,706

Sales	$1,957,023

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Market Opportunity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172743
Cusip 314172735
Cusip 314172727

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

26600 (6/01)

Federated Investors
World-Class Investment Manager

Federated New Economy Fund

A Portfolio of Federated Equity Funds

1ST SEMI-ANNUAL REPORT

April 30, 2001

Established 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated New Economy Fund

President's Message

Dear Shareholder:

Federated New Economy Fund was created on August 30, 2000, and I am pleased to present its first Semi-Annual Report.

The fund invests in corporations that are taking advantage of information technology--hardware, software, cellular and digital. These devices allow corporations to control inventories, to focus on their customers, and to be more competitive in this country and globally.

Your fund is weathering a very difficult market environment. If the U.S. economy is in a protracted slowdown, we believe these dominant companies the fund invests in will capture market share from weaker competitors even more quickly than they did in the "Goldilocks" economy of the past several years.

New and old homes, as well as corporations, are joining the Digital Age. As household members, young and old, gain access to communications, entertainment, and literally to hundreds of television channels that bring sophisticated market information, New Economy corporations are reinventing themselves at an incredible rate. For example, showrooms full of merchandise can be easily visited on a screen with a mouse to activate the sales and delivery of any products.

Federated New Economy Fund has selected approximately 50 corporations--some over a hundred years old, others with less than a decade of history, but all evolving. The fund's holdings, such as, Corning, Inc., Qwest Communications International, Inc., Microsoft Corp. and El Paso Corp., are easily recognizable corporations. Holdings are diversified across sectors of the Standard & Poor's ("S&P") 500.1 I urge you to examine the fund's portfolio and consider the evolution of these companies. For example, Wells Fargo, established in 1929, and American Express, established in 1850, have both become outstanding financial institutions. They achieved their success focusing on clients' desires and financial needs.

1 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Please take time to also read portfolio manager Linda Duessel's discussion on the fund. Linda emphasizes stocks that she believes will excel in this period of uncertainty.

We believe Federated New Economy Fund is very attractive to investors who see American corporations changing the way they conduct business, and which, as a result will enhance shareholder value in the long run. Individual share class total return performance for the six-month reporting period from October 31, 2000 through April 30, 2001, follows.1

	Total Return	Net Asset Value Change
Class A Shares	(23.82)%	$8.90 to $6.78 = (23.82)%
Class B Shares	(24.16)%	$8.90 to $6.75 = (24.16)%
Class C Shares	(24.07)%	$8.89 to $6.75 = (24.07)%

Hindsight now tells us the timing of this fund's offering was not optimal, and in the stock market, timing is important. This is why I strongly recommend adding to your investment account. Making regular investments allows you to buy more shares in declining markets and fewer shares in rising markets.2 However, more shares acquired over time can increase your wealth.

I would like to thank all of the investment representatives and fund shareholders who have entrusted over $43.6 million to Federated New Economy Fund. As always, we welcome your comments and suggestions.

Sincerely yours,

J. Christopher Donahue

J. Christopher Donahue
President
June 15, 2001

1 Performance quoted is based on net asset value, represents past performance, and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less that their original cost. Total returns for the six-month reporting period, based on offering price (i.e. less any applicable sales charges) for Class A, B and C Shares were (28.03)%, (28.33)% and (24.83)% respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 Systematic investing does not assure a profit or protect against a loss in declining markets. Because dollar-cost-averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchasing during periods of low price levels.

Linda Duessel

Senior Vice President

Federated New Economy Fund

Investment Review

What is your view of the stock market over the past six months?

Over the past six months, Federated New Economy Fund's Class A Shares declined 23.82%. It was a brutal time for technology and emerging telecommunications companies. The fund's best-performing holdings were in areas expected to benefit as the Federal Reserve interest rate cuts fuel an economic recovery such as Retail, Media, and Basic Materials. These positive contributors included Alcoa, Target Corp., Home Depot, Inc. and AT&T Corp. --Liberty Media Group, Inc. Our worst performers were in the Technology sector, including Corning, Inc., Sun Microsystems, Inc., Cisco Systems, Inc., EMC Corp. Mass and Oracle Corp. Significantly, each of these companies met or exceeded earnings expectations, but performance was not sufficient to overcome investor worries about growth prospects in a slowing economy.

Despite the Federal Reserve Board's (the "Fed's") 1.5% interest rate reduction, the first quarter of 2001 saw continued declines in stock prices as companies' earnings disappointments and uncertain outlooks reduced investor confidence. The value style again outperformed growth as the S&P 500 Barra Value Index declined 6.53%1 and the S&P 500 Barra Growth Index declined 17.41%.2 The best performing sector was Consumer Cyclicals, up 0.99%, as investors anticipated that the Fed's rate reductions would improve earnings prospects for this early cycle group. Communications Services was the second best performing sector, declining only 0.66%, as it recovered somewhat from its dramatic losses in the previous quarter. The fund's best performing holdings were in Consumer Cyclicals and Utilities, and the fund's top performing holdings included Target Corp., Microsoft Corp. and Calpine Corp.

The six-month reporting period was, in short, a roller coaster for the market.

How did the fund perform in this highly negative environment?

For the period from November 1, 2000 through April 30, 2001, the fund's total returns for Class A, B, and C shares were (23.82)%, (24.16)%, and (24.07)%, respectively, based on net asset value. These figures were better than the (36.43)% return of the Nasdaq Composite Index,3 though below the (11.57)% of the fund's benchmark, the S&P 500 Index4 for the same period. Because of its Technology holdings, the fund will probably remain more volatile than the S&P 500 Index in both up and down markets.

1 S&P 500 Barra Growth Index is an unmanaged capitalization-weighted index of stocks in the Standard & Poor's 500 Index having the highest price to book ratios. This index consists of approximately half of the S&P 500 on a market capitalization basis.

2 S&P 500 Barra Value Index is a market capitalization-weighted index of stocks in the Standard & Poor's 500 Index having the lowest price to book ratios. This index consists of approximately half of the S&P 500 on a market capitalization basis.

3 Nasdaq Composite Index is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market.

4 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

What changes have you made to the fund's portfolio in response to this market?

We have positioned the fund to potentially better weather the volatile market environment that began in earnest during September 2000. This includes using more convertible securities to temper downside volatility, as well as heavier weighting for the stocks we believe will most benefit in today's environment. As a result, we have lowered the fund's volatility to position it somewhat more defensively and put its expected performance more in line with that of the S&P 500 Index rather than the NASDAQ Composite Index.

Technically, a number of New Economy stocks are trading at price/earnings multiples that are too high in the current market environment. These include Bea Systems, Nortel Networks Corp., Exodus Communications, Inc. and I2 Technologies, Inc.--all of which we sold during the first quarter of 2001. These securities were sold at prices significantly higher than their present levels.

Further, we eliminated the convertible securities of Level 3 Communications, Inc. and Nextel Communications, Inc. We purchased Qwest Communications International, Inc., a high-quality provider of broadband Internet-based data and voice communications, that enjoys the stable and large cash flows from its U.S. West acquisition. We also purchased American International Group, Inc. (AIG), a dominant global diversified insurance company that has used technology to reduce its costs of capital to one of the lowest in the financial services industry. We believe AIG is the only company in its sector to post double-digit earnings growth in both up and down markets.

We also purchased Microsoft Corp., which is among our top contributors to our recent performance, and Applied Materials, Inc., a "gorilla" in the semiconductor equipment arena. These companies represent a group that should be among the first to recover in the Technology sector.

In the Financial Services sector, we sold Charles Schwab as its trading business began to weaken. We continue to believe that Schwab is a great New Economy name suffering from current difficult market conditions. We purchased Morgan Stanley, Dean Witter & Co. and J.P. Morgan Chase & Co., two attractively priced global leaders in diversified financial services.

In the Utilities sector, we sold Enron Corp. in favor of El Paso Corp., which is an emerging giant with leading market shares in all aspects of the natural gas industry.

What is your fund positioning and strategy for the rest of 2001?

The fund remains a blend of 52% growth and 46% value holdings.

In the current difficult market environment, we will emphasize issues we believe will excel in a period of uncertainty. We will also use convertible securities--which currently comprise about 9% of the fund--to temper downside volatility with an income stream.

In your opinion, who is the ideal shareholder for this fund?

Federated New Economy Fund is an ideal core holding for investors who want maximum exposure of companies across all sectors of the economy which should excel in their respective industries from investments in technology applied to their own business. This is a fund for investors who want technology exposure with lower potential volatility than they would have with a typical single-sector fund.

Portfolio of Investments

April 30, 2001 (unaudited)

Shares			Value
		COMMON STOCKS--87.6%
		Air Freight--0.4%
4,000	[1]	FedEx Corp.	$168,280

		Aluminum--2.5%
26,600		Alcoa, Inc.	1,101,240

		Banks (Major Regional)--2.3%
21,400		Wells Fargo Co.	1,005,158

		Banks (Money Center)--2.9%
7,500		Bank of America Corp.	420,000
17,800		J.P. Morgan Chase & Co.	854,044

		TOTAL	1,274,044

		Beverages - Alcoholic--0.8%
8,700		Anheuser-Busch Cos., Inc.	347,913

		Biotechnology--1.8%
20,400	[1]	Medimmune, Inc.	798,660

		Broadcasting (TV, Radio & Cable)--4.3%
45,400	[1]	AT&T Corp. - Liberty Media Group, Inc., Class A	726,400
34,900		News Corp. Ltd., ADR	1,134,599

		TOTAL	1,860,999

		Communications Equipment--0.9%
17,600		Corning, Inc.	386,672

		Computers (Hardware)--1.3%
32,900	[1]	Sun Microsystems, Inc.	563,248

		Computers (Networking)--1.0%
25,100	[1]	Cisco Systems, Inc.	426,198

		Computers (Peripherals)--1.3%
14,100	[1]	EMC Corp. Mass	558,360

		Computers Software/Services--8.2%
21,200	[1]	Amdocs Ltd.	1,248,680
6,800	[1]	Check Point Software Technologies Ltd.	426,564
11,000	[1]	Juniper Networks, Inc.	649,330
12,600	[1]	Microsoft Corp.	853,650
25,000	[1]	Oracle Corp.	404,000

		TOTAL	3,582,224

Shares			Value
		COMMON STOCKS--continued
		Electrical Equipment--6.1%
6,300		Emerson Electric Co.	$419,895
30,800		General Electric Co.	1,494,724
24,100		Koninklijke (Royal) Philips Electronics NV, ADR	742,280

		TOTAL	2,656,899

		Electronics - Semiconductors--2.8%
39,300		Intel Corp.	1,214,763

		Equipment - Semiconductors--2.5%
19,600	[1]	Applied Materials, Inc.	1,070,160

		Financial (Diversified)--6.3%
18,800		American Express Co.	797,872
24,700		Citigroup, Inc.	1,214,005
11,700		Morgan Stanley, Dean Witter & Co.	734,643

		TOTAL	2,746,520

		Health Care (Diversified)--4.5%
8,500		Abbott Laboratories	394,230
13,600		American Home Products Corp.	785,400
6,500		Bristol-Myers Squibb Co.	364,000
4,200		Johnson & Johnson	405,216

		TOTAL	1,948,846

		Health Care (Drugs/Pharmaceuticals)--6.6%
16,400		Genentech, Inc.	861,000
23,200		Pfizer, Inc.	1,004,560
19,500		Pharmacia Corp.	1,019,070

		TOTAL	2,884,630

		Insurance (Multi-Line)--2.3%
12,100		American International Group, Inc.	989,780

		Investment Banking/Brokerage--2.5%
15,100		Lehman Brothers Holdings, Inc.	1,098,525

		Natural Gas - Distribution - Pipe Line--5.2%
19,700		El Paso Corp.	1,355,360
15,600		Kinder Morgan, Inc.	915,720

		TOTAL	2,271,080

		Oil & Gas (Drilling & Equipment)--2.9%
19,100		Schlumberger Ltd.	1,266,330

		Oil (International Integrated)--4.1%
4,500		Chevron Corp.	434,520
15,300		Exxon Mobil Corp.	1,355,580

		TOTAL	1,790,100

Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Power Producers (Independent)--2.5%
19,400	[1]	Calpine Corp.	$1,105,606

		Retail (Building Supplies)--2.8%
26,400		Home Depot, Inc.	1,243,440

		Retail - General Merchandise Chain--4.7%
23,200		Target Corp.	892,040
22,800		Wal-Mart Stores, Inc.	1,179,672

		TOTAL	2,071,712

		Services (Advertising/Marketing)--2.7%
13,500		Omnicom Group, Inc.	1,185,975

		Telephone--1.4%
14,700		SBC Communications, Inc.	606,375

		TOTAL COMMON STOCKS (IDENTIFIED COST $40,834,711)	38,223,737

		PREFERRED STOCKS--7.4%
		Electric Companies--3.1%
17,700		Reliant Energy, Inc., Conv. Pfd., $1.17	1,354,563

		Telephone Long Distance--4.3%
5,800		Global Crossing Ltd., Conv. Pfd., $16.88	834,475
14,600		Qwest Communications International, Inc., Conv. Pfd., Series 144A, $2.40	1,030,045

		TOTAL	1,864,520

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,076,678)	3,219,083

		CORPORATE BONDS--1.9%
		Computers (Hardware)--1.0%
$530,000		Juniper Networks, Inc., Conv. Bond, 4.75%, 3/15/2007	431,086

		Computers Software/Services--0.9%
200,000		Siebel Systems, Inc., Conv. Bond, 5.50%, 9/15/2006	418,288

		TOTAL CORPORATE BONDS (IDENTIFIED COST $887,763)	849,374

		MUTUAL FUND--3.2%
1,406,304		Prime Value Obligations Fund, IS Shares (at net asset value)	1,406,304

		TOTAL INVESTMENTS (IDENTIFIED COST $46,205,456)[2]	$43,698,498

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $46,205,456. The net unrealized depreciation of investments on a federal tax basis amounts to $2,506,958 which is comprised of $2,856,369 appreciation and $5,363,327 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($43,639,813) at April 30, 2001.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $46,205,456)		$43,698,498
Cash		2,436
Income receivable		19,688
Receivable for shares sold		223,067

TOTAL ASSETS		43,943,689

Liabilities:
Payable for investments purchased	$206,218
Payable for shares redeemed	74,144
Accrued expenses	23,514

TOTAL LIABILITIES		303,876

Net assets for 6,455,301 shares outstanding		$43,639,813

Net Assets Consist of:
Paid-in capital		$57,114,263
Net unrealized depreciation of investments and futures contracts		(2,506,958)
Accumulated net realized loss on investments and futures contracts		(10,859,469)
Net operating loss		(108,023)

TOTAL NET ASSETS		$43,639,813

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($20,117,369 ÷ 2,969,201 shares outstanding)		$6.78

Offering price per share (100/94.50 of $6.78)[1]		$7.17

Redemption proceeds per share		$6.78

Class B Shares:
Net asset value per share ($20,059,042 ÷ 2,972,651 shares outstanding)		$6.75

Offering price per share		$6.75

Redemption proceeds per share (94.50/100 of $6.75)[1]		$6.38

Class C Shares:
Net asset value per share ($3,463,402 ÷ 513,449 shares outstanding)		$6.75

Offering price per share		$6.75

Redemption proceeds per share (99.00/100 of $6.75)[1]		$6.68

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $1,646)			$149,391
Interest			196,743

TOTAL INCOME			346,134

Expenses:
Investment adviser fee		$264,434
Administrative personnel and services fee		91,701
Custodian fees		12,626
Transfer and dividend disbursing agent fees and expenses		25,657
Legal fees		807
Portfolio accounting fees		29,786
Distribution services fee--Class B Shares		72,152
Distribution services fee--Class C Shares		11,922
Shareholder services fee--Class A Shares		24,862
Shareholder services fee--Class B Shares		24,051
Shareholder services fee--Class C Shares		3,974
Share registration costs		35,644
Printing and postage		23,687
Insurance premiums		508
Miscellaneous		490

TOTAL EXPENSES		622,301

Waiver and Expense Reimbursements:
Waiver of investment adviser fee	$(105,341)
Reimbursement of investment advisory fee	(182)
Reimbursement of other operating expenses	(62,621)

TOTAL WAIVER AND EXPENSE REIMBURSEMENTS		(168,144)

Net expenses			454,157

Net operating loss			(108,023)

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments			(10,597,664)
Net realized loss on futures contracts			(237,091)
Net change in unrealized depreciation of investments and futures contracts			(662,257)

Net realized and unrealized loss on investments and futures contracts			(11,497,012)

Change in net assets resulting from operations			$(11,605,035)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Period Ended 10/31/2000 [1]
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(108,023)	$(23,302)
Net realized loss on investments and futures contracts	(10,834,755)	(24,714)
Net change in unrealized depreciation and futures contracts	(662,257)	(1,844,701)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(11,605,035)	(1,892,717)

Share Transactions:
Proceeds from sale of shares	31,037,802	38,100,745
Cost of shares redeemed	(11,292,235)	(708,747)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,745,567	37,391,998

Change in net assets	8,140,532	35,499,281

Net Assets:
Beginning of period	35,499,281	--

End of period	$43,639,813	$35,499,281

1 For the period from September 1, 2000 (date of initial public investment) to October 31, 2000.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2001	Period Ended 10/31/2000 [1]
Net Asset Value, Beginning of Period	$ 8.90	$10.00
Income From Investment Operations:
Net operating loss	(0.00)[2]	(0.00)[2]
Net realized and unrealized loss on investments and futures contracts	(2.12)	(1.10)

TOTAL FROM INVESTMENT OPERATIONS	(2.12)	(1.10)

Net Asset Value, End of Period	$ 6.78	$ 8.90

Total Return[3]	(23.82)%	(11.00)%

Ratios to Average Net Assets:

Expenses	1.75%[4]	1.75%[4]

Net operating loss	(0.11)%[4]	(0.34)%[4]

Expense waiver/reimbursement[5]	0.80%[4]	3.31%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$20,117	$17,102

Portfolio turnover	111%	5%

1 Reflects operations for the period from September 1, 2000 (date of initial public investment) to October 31, 2000.

2 Less than $(0.01) per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2001	Period Ended 10/31/2000 [1]
Net Asset Value, Beginning of Period	$ 8.90	$10.00
Income From Investment Operations:
Net operating loss	(0.03)	(0.01)
Net realized and unrealized loss on investments and futures contracts	(2.12)	(1.09)

TOTAL FROM INVESTMENT OPERATIONS	(2.15)	(1.10)

Net Asset Value, End of Period	$ 6.75	$ 8.90

Total Return[2]	(24.16)%	(11.00)%

Ratios to Average Net Assets:

Expenses	2.50%[3]	2.50%[3]

Net operating loss	(0.86)%[3]	(1.13)%[3]

Expense waiver/reimbursement[4]	0.80%[3]	3.31%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$20,059	$15,612

Portfolio turnover	111%	5%

1 Reflects operations for the period from September 1, 2000 (date of initial public investment) to October 31, 2000.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2001	Period Ended 10/31/2000 [1]
Net Asset Value, Beginning of Period	$ 8.89	$10.00
Income From Investment Operations:
Net operating loss	(0.03)	(0.01)
Net realized and unrealized loss on investments and futures contracts	(2.11)	(1.10)

TOTAL FROM INVESTMENT OPERATIONS	(2.14)	(1.11)

Net Asset Value, End of Period	$ 6.75	$ 8.89

Total Return[2]	(24.07)%	(11.10)%

Ratios to Average Net Assets:

Expenses	2.50%[3]	2.50%[3]

Net operating loss	(0.86)%[3]	(1.20)%[3]

Expense waiver/reimbursement[4]	0.80%[3]	3.31%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$3,463	$2,785

Portfolio turnover	111%	5%

1 Reflects operations for the period from September 1, 2000 (date of initial public investment) to October 31, 2000.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated New Economy Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is appreciation of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $24,714, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended April 30, 2001, the Fund had realized losses on futures contracts of $237,091.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001		Period Ended 10/31/2000[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,786,514	$13,729,391	1,944,350	$18,345,922
Shares redeemed	(738,626)	(5,279,238)	(23,037)	(208,516)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,047,888	$8,450,153	1,921,313	$18,137,406

	Six Months Ended 4/30/2001		Period Ended 10/31/2000[1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,028,264	$15,472,981	1,804,836	$16,790,633
Shares redeemed	(810,535)	(5,712,077)	(49,914)	(456,831)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,217,729	$9,760,904	1,754,922	$16,333,802

	Six Months Ended 4/30/2001		Period Ended 10/31/2000[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	243,238	$1,835,430	317,911	$2,964,190
Shares redeemed	(42,984)	(300,920)	(4,716)	(43,400)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	200,254	$1,534,510	313,195	$2,920,790

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,465,871	$19,745,567	3,989,430	$37,391,998

1 For the period from September 1, 2000 (date of initial public investment) to October 31, 2000.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $34,139,537 and $34,783,391, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended April 30, 2001, were as follows:

Purchases	$63,177,999

Sales	$42,909,905

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated New Economy Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172776
Cusip 314172768
Cusip 314172750

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

26460 (6/01)

Federated Investors
World-Class Investment Manager

Federated Small Cap Strategies Fund

A Portfolio of Federated Equity Funds

6TH SEMI-ANNUAL REPORT

April 30, 2001

Established 1995

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Small Cap Strategies Fund

President's Message

Dear Shareholder:

Federated Small Cap Strategies Fund, a portfolio of Federated Equity Funds, was created in 1995, and I am pleased to present its sixth Semi-Annual Report. The fund's net assets totaled $276.8 million on April 30, 2001, with ownership of 185 U.S. small-cap companies across 10 industry sectors. On average, these corporations have price-to-earnings ratios of 19.6 and average earnings-per-share growth rates of 20.1%.

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from November 1, 2000 through April 30, 2001. It begins with an interview with the fund's co-managers Aash M. Shah, CFA, Vice President, and James E. Grefenstette, CFA, Senior Vice President, both of Federated Investment Management Company. Following their discussion are three additional items of shareholder interest. First is a graph showing the fund's long-term investment performance. Second is a complete listing of the fund's stock holdings, and third is the publication of the fund's financial statements.

Federated Small Cap Strategies Fund is managed to offer shareholders significant opportunities for long-term growth by owning a diversified portfolio of small-cap stocks.1 These stocks offer the potential for high returns over time in exchange for a higher level of risk as compared to stocks issued by larger, well-established companies. To help reduce risk and seek opportunities in this dynamic market, the fund's holdings are carefully selected and broadly diversified.

1 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

During the six-month reporting period, the small-cap market continued to experience great volatility, especially in the Technology sector. In this difficult market, Federated Small Cap Strategies Fund produced negative returns. However, the sharp market correction was not limited to the small-cap arena, as most major equity indexes, especially those with significant Technology exposure, declined sharply during this reporting period.2 Individual share class total return performance for the six-month reporting period, including capital gains, follows.3

	Total Return	Capital Gains	Net Asset Value Change
Class A Shares	(14.70)%	$0.447	$19.08 to $15.85 = (16.93)%
Class B Shares	(15.00)%	$0.447	$18.44 to $15.25 = (17.30)%
Class C Shares	(15.03)%	$0.447	$18.40 to $15.21 = (17.34)%

As a long-term investment, the fund is subject to stock market volatility. Regardless of market fluctuations, however, over time you can increase your investment in growing American companies by reinvesting your dividends and capital gains automatically in additional fund shares. Through a systematic investment program, you can add to your account on a regular basis. This program withdraws a specific amount from your checking account regularly to purchase more fund shares. By employing the dollar-cost averaging method (i.e., monthly additions of the same dollar amount), you can automatically accumulate more shares in your account which may reduce the average cost per share.4 Please contact your investment representative for more information.

Thank you for selecting Federated Small Cap Strategies Fund to pursue your long-term financial goals and for your continued confidence in the fund. We welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
June 15, 2001

2 Funds that have a higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

3 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the six-month reporting period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C shares were (19.39)%, (19.55)% and (15.86)%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

4 Systematic investing does not assure a profit or protect against a loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchasing during periods of low price levels.

Aash M. Shah, CFA

Vice President

Federated Investment Management Company

James E. Grefenstette, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

What is your analysis of the small-cap market over the past six months?

During the fund's reporting period, small-cap stocks, especially those of corporations in the Technology and Communication Services sectors, continued to be volatile and dropped sharply in value. However, large-cap companies and stocks in general also suffered. Earnings shortfalls and overall economic weakness had a negative impact on the small-cap market. Weakness in the Technology and Communication Services sectors continued to drag down the market. Federated Small Cap Strategies Fund's performance was disappointing, but it was consistent with the difficult environment for growth stocks.

How did Federated Small Cap Strategies Fund perform as of April 30, 2001?

The fund's six-month total returns for Class A, B and C Shares were (14.70)%, (15.00)% and (15.03)%, respectively, based on net asset value. Performance was hurt by our Technology exposure, which we continued to reduce early in 2001. Total return improved in the first quarter, however, as small-cap stocks performed better than their mid- and large-cap counterparts. Late in the quarter, the fund lagged but performed more closely in line with the (10.31)% return of its benchmark, the Wilshire Small Cap Index.1

1 The Wilshire Small Cap Index contains 250 companies screened out of the Wilshire 1750 for their size, sector and trading characteristics. The Index rebalances on a calendar quarter basis, and companies are replaced regularly. Investments cannot be made directly in an index.

In what industry sectors are you currently finding investment opportunities?

We are encouraged by positive stock selection in the Consumer Cyclicals, Health Care and Transportation sectors. Most recently, due to rising electricity and gas prices, defensive sectors such as Transportation, Energy and Utilities have performed well. We continue to reduce our Technology exposure but are maintaining a slight overweight in the sector. In general, the fund's sector weightings are more neutral relative to the index than in past years. Small-cap "value" stocks now represent about half of the fund's portfolio.

We recently purchased shares in Applebee's International, Inc. (0.6% of net assets, a casual dining restaurant chain), Advanta Corp. (0.2% of net assets, a financial services company that provides business credit cards, insurance and deposit products) and Arnold Industries, Inc. (0.3% of net assets, a trucking and warehousing company).

What were the fund's top ten holdings as of April 30, 2001, and what were the fund's industry weightings?

The top ten holdings and sector weightings were as follows:

Name		Percentage of Net Assets
Americredit Corp.		1.8%
Radian Group, Inc.		1.7%
Oxford Health Plans, Inc.		1.4%
Lennar Corp.		1.4%
MDU Resources Group, Inc.		1.3%
Cephalon, Inc.		1.3%
Enzon, Inc.		1.2%
Chris Craft Industries, Inc.		1.2%
Newport News Shipbuilding, Inc.		1.2%
Barrett Resources		1.1%
TOTAL		13.6%

Sector	Percentage of Net Assets	Percentage of Wilshire Small Cap Index
Technology	19.8%	19.7%
Consumer Cyclicals	16.7%	16.6%
Financials	16.6%	16.2%
Health Care	13.5%	12.8%
Capital Goods	9.4%	10.4%
Consumer Staples	7.2%	7.5%
Utilities	5.5%	5.8%
Energy	5.4%	4.8%
Basic Materials	3.1%	3.2%
Communication Services	1.2%	1.2%
Transportation	0.8%	1.8%

What is the long-term potential of the small-cap market?

We believe that small-cap stocks remain very attractive for long-term investors. Two powerful, long-term drivers are that valuation levels of small company stocks are extremely attractive versus larger companies, and earnings growth in the small-cap market should outpace larger cap stocks over the next three to five years. Our analysis of the smaller cap market reveals numerous opportunities to find companies with rapidly growing revenues and earnings at attractive prices. Companies in the small-cap sector still appear very reasonably priced relative to large cap companies.

Federated Small Cap Strategies Fund can be an ideal investment vehicle in this market environment for two primary reasons--sector discipline and small-cap discipline. For sector discipline, the fund stays invested in all 10 industry sectors at all times with appropriate overweights and underweights (one half to two times sector bands). For small-cap discipline, we have kept the median capitalization of the fund below $1.5 billion, which is truly a small-cap orientation.

Although small-cap equities are more volatile than their larger counterparts, history has shown us that they seem to be an excellent long-term investment. Based on monthly historical data from 1946 to 1999, given a 15-year holding period, small-cap stocks outperformed large-cap issues 78% of the time.2

2 Source: Ibbotson and Associates, Inc.

You May Seek to Invest for Success:

INITIAL INVESTMENT

If you had made an initial investment of $6,000 in the Class A Shares of Federated Small Cap Strategies Fund on 11/1/95, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $9,380 on 4/30/01. You would have earned an 8.47%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/01, the Class A Shares' average annual 1-year, 5-year, and since inception (11/1/95) total returns were (39.61)%, 2.24%, and 6.59%, respectively. Class B Shares average annual 1-year, 5-year, and since inception (11/1/95) total returns were (39.99)%, 2.28%, and 6.79%, respectively. Class C Shares' average annual 1-year, 5-year, and since inception (11/1/95) total returns were (37.27)%, 2.60%, and 6.88%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, the 5.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

Portfolio of Investments

April 30, 2001 (unaudited)

Shares			Value
		COMMON STOCKS--99.2%
		Basic Materials--3.1%
160,900		AK Steel Holding Corp.	$2,086,873
114,400	[1]	Airgas, Inc.	1,023,880
36,600		Carpenter Technology Corp.	958,920
22,100		Fuller (H.B.) Co.	913,614
48,700		Georgia Gulf Corp.	894,619
58,000	[1]	Stillwater Mining Co.	1,773,060
78,100		Wausau-Mosinee Paper Corp.	1,074,656

		TOTAL	8,725,622

		Capital Goods--9.4%
53,700		Aptargroup, Inc.	1,695,846
47,500		Carlisle Cos., Inc.	1,755,125
68,600	[1]	Dycom Industries, Inc.	1,127,098
43,600	[1]	Electro Scientific Industries, Inc.	1,562,188
70,300		GenCorp, Inc.	845,006
90,800		HON Industries, Inc.	2,266,368
49,200		Kennametal, Inc.	1,612,284
52,800		Milacron, Inc.	963,600
110,500	[1]	Newpark Resources, Inc.	1,024,335
50,000		Newport News Shipbuilding, Inc.	3,232,500
73,400		Pentair, Inc.	2,258,518
49,700		The Standard Register Co.	800,170
54,500		Teleflex, Inc.	2,665,595
65,900	[1]	Valence Technology, Inc.	365,745
225,400	[1]	Viasystems Group, Inc.	901,600
67,100		Wallace Computer Services, Inc.	1,201,090
58,800		York International Corp.	1,776,348

		TOTAL	26,053,416

		Communication Services--1.2%
32,500	[1]	IDT Corp.	703,625
80,200	[1]	Intermedia Communications, Inc.	1,300,844
39,300	[1]	Leap Wireless International, Inc.	1,369,998

		TOTAL	3,374,467

Shares			Value
		COMMON STOCKS--continued
		Consumer Cyclicals--16.7%
38,700	[1]	Ann Taylor Stores Corp.	$1,054,575
106,100		Callaway Golf Co.	2,573,986
148,500	[1]	Catellus Development Corp.	2,413,125
50,700	[1]	Cerner Corp.	2,283,021
32,700	[1]	Cost Plus, Inc.	778,260
31,100	[1]	Dress Barn, Inc.	752,620
140,700	[1]	Extended Stay America, Inc.	2,230,095
52,727	[1]	Fossil, Inc.	989,159
51,185	[1]	FreeMarkets, Inc.	490,864
144,300		Hollinger International, Inc.	2,248,194
42,900		Houghton Mifflin Co.	1,952,379
65,700	[1]	Insight Enterprises, Inc.	1,754,190
64,800		KB HOME	1,958,256
37,000		Kellwood Co.	789,950
94,400		La-Z Boy Chair Co.	1,699,200
47,000	[1]	Lands' End, Inc.	1,391,200
86,400		Lennar Corp.	3,781,728
77,800	[1]	Mohawk Industries, Inc.	2,540,948
50,900	[1]	Nautica Enterprise, Inc.	935,033
69,900		Pep Boys-Manny Moe & Jack	334,821
78,200		Pittston Brink's Group	1,665,660
21,900	[1]	PolyMedica Industries, Inc.	594,804
67,100	[1]	Profit Recovery Group International, Inc.	429,440
58,100		Pulte Corp.	2,717,918
51,600	[1]	Scholastic Corp.	2,153,784
39,600		Superior Industries International, Inc.	1,593,900
195,800	[1]	Venator Group, Inc.	2,592,392
49,400		Wellman, Inc.	921,310
87,300		WestPoint Stevens, Inc.	564,831

		TOTAL	46,185,643

Shares			Value
		COMMON STOCKS--continued
		Consumer Staples--7.2%
38,200		Applebee's International, Inc.	$1,600,580
37,300		Banta Corp.	973,530
53,900		Bob Evans Farms, Inc.	1,024,100
47,000	[1]	Cheesecake Factory, Inc.	1,788,820
46,000	[1]	Chris Craft Industries, Inc.	3,266,000
67,200		Earthgrains Co.	1,512,000
56,400		Fleming Cos., Inc.	1,663,800
99,400	[1]	NBTY, Inc.	1,232,560
39,300	[1]	Papa Johns International, Inc.	1,096,470
115,100	[1]	Perrigo Co.	1,374,294
53,000	[1]	Ralcorp Holdings, Inc.	885,100
62,181	[1]	Tetra Tech, Inc.	1,518,460
39,900	[1]	Whole Foods Market, Inc.	1,939,140

		TOTAL	19,874,854

		Energy--5.4%
46,300	[1]	Barrett Resources	2,979,405
48,200		Cabot Oil & Gas Corp., Class A	1,393,944
81,800	[1]	Marine Drilling Cos., Inc.	2,451,546
144,700	[1]	Parker Drilling Co.	904,375
74,300		Pogo Producing Co.	2,200,023
95,700	[1]	Pride International, Inc.	2,548,491
50,200	[1]	Tesoro Petroleum Corp.	747,980
72,900	[1]	Varco International, Inc.	1,704,402

		TOTAL	14,930,166

		Financials--16.6%
43,700		Advanta Corp., Class A	627,095
118,600		Allied Capital Corp.	2,759,822
105,100	[1]	Americredit Corp.	4,872,436
67,800		City National Corp.	2,620,470
77,500		Commercial Federal Corp.	1,697,250
68,900		Community First Bankshares, Inc.	1,447,589
63,000		Doral Financial Corp.	2,041,200
93,700		First American Financial Corp.	1,869,315
94,200		Independence Community Bank	1,742,700
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
32,700		Liberty Corp.	$1,170,660
37,200		Nationwide Financial Services, Inc., Class A	1,523,712
45,900	[1]	Net.B@nk, Inc.	499,392
115,000		Pacific Century Financial Corp.	2,576,000
42,735		Provident Bankshares Corp.	956,409
60,596		Radian Group, Inc.	4,696,190
68,800		Raymond James Financial, Inc.	2,088,080
47,800		Riggs National Corp.	757,630
89,900		Roslyn Bancorp, Inc.	2,293,349
73,800	[1]	Silicon Valley Bancshares	1,849,428
102,700		Valley National Bancorp	2,957,760
85,900		Washington Federal, Inc.	2,191,309
53,700		WestAmerica Bancorporation	1,965,420
30,400		Zenith National Insurance Corp.	801,648

		TOTAL	46,004,864

		Health Care--13.5%
63,300		Alpharma, Inc., Class A	1,431,846
44,600	[1]	Aviron	2,194,766
82,200		Beckman Coulter, Inc.	2,922,210
54,000	[1]	Cell Genesys, Inc.	854,280
57,500	[1]	Cephalon, Inc.	3,662,750
89,500	[1]	Coventry Health Care, Inc.	1,837,435
121,500	[1]	DaVita, Inc.	2,138,400
73,100		Dentsply International, Inc.	2,864,058
21,500		Diagnostic Products Corp.	1,414,055
91,300	[1]	Edwards Lifesciences Corp.	1,976,645
57,700	[1]	Enzon, Inc.	3,440,074
46,600	[1]	Gene Logic, Inc.	843,460
40,200	[1]	Geron Corp.	556,368
42,500	[1]	Haemonetics Corp.	1,381,250
54,600	[1]	IDEXX Laboratories, Inc.	1,480,206
80,400		Immunomedics, Inc.	1,099,872
75,200		Mid Atlantic Medical Services, Inc.	1,528,816
128,800	[1]	Oxford Health Plans, Inc.	4,005,680
90,300	[1]	VISX, Inc.	1,828,575

		TOTAL	37,460,746

Shares			Value
		COMMON STOCKS--continued
		Technology--19.8%
45,100	[1]	Aclara Biosciences, Inc.	$234,520
81,100	[1]	Advanced Digital Information Corp.	1,599,292
136,400	[1]	Akamai Technologies, Inc.	1,288,980
66,582	[1]	American Management System, Inc.	1,401,551
47,800	[1]	Anadigics, Inc.	848,450
60,699	[1]	Antec Corp.	500,160
78,690	[1]	Aspect Communications Corp.	413,909
42,300	[1]	Aspen Technology, Inc.	890,838
85,900	[1]	Avanex Corp.	1,237,819
39,200	[1]	Avid Technology, Inc.	680,120
36,300	[1]	Aware, Inc.	291,126
111,100	[1]	Cirrus Logic, Inc.	1,806,486
71,600	[1]	Concurrent Computer Corp.	383,060
76,200	[1]	Credence Systems Corp.	1,809,750
47,300	[1]	Cymer, Inc.	1,553,805
113,100	[1]	DMC Stratex Networks, Inc.	867,477
57,600	[1]	ESS Technology, Inc.	396,864
28,700	[1]	F5 Networks, Inc.	214,963
50,600	[1]	Filenet Corp.	708,400
63,800	[1]	General Semiconductor, Inc.	736,252
54,700	[1]	Glenayre Technologies, Inc.	110,494
75,700	[1]	Harmonic Lightwaves, Inc.	336,865
32,800	[1]	Hutchinson Technology, Inc.	508,072
51,800	[1]	Hyperion Solutions Corp.	870,758
42,700	[1]	Integrated Silicon Solution, Inc.	639,646
180,500	[1]	Internet Capital Group, Inc.	391,685
92,400	[1]	Intersil Holding Corp.	2,978,976
418,400	[1]	Iomega Corp.	1,418,376
73,500	[1]	Kulicke & Soffa Industries	1,231,125
40,500	[1]	Liberty Digital, Inc.	162,405
183,400	[1]	Maxtor Corp.	1,452,528
58,100	[1]	Medquist, Inc.	1,566,957
94,300	[1]	Mentor Graphics Corp.	2,481,033
31,400	[1]	Mercury Computer Systems, Inc.	1,594,492
Shares			Value
		COMMON STOCKS--continued
		Technology--continued
126,600	[1]	Micron Electronics, Inc.	$241,806
47,700	[1]	Natural Microsystems Corp.	364,905
91,300	[1]	Oak Technology, Inc.	1,017,082
106,100	[1]	P-COM, Inc.	113,527
79,300	[1]	Pinnacle Systems, Inc.	842,166
111,100	[1]	Polycom, Inc.	2,580,853
44,000	[1]	Power Integrations, Inc.	821,040
74,600	[1]	Proxicom, Inc.	420,744
50,800	[1]	Puma Technology, Inc.	199,644
85,450	[1]	RSA Security, Inc.	2,734,400
47,900	[1]	Remedy Corp.	839,687
121,200	[1]	SONICblue, Inc.	592,668
53,500	[1]	Silicon Valley Group, Inc.	1,691,135
39,200	[1]	SpeedFam-IPEC, Inc.	241,080
132,500	[1]	Sybase, Inc.	2,086,875
59,400	[1]	Transaction Systems Architects, Inc., Class A	501,336
51,800	[1]	Verity, Inc.	1,166,536
60,100	[1]	Wave Systems Corp.	267,445
270,800	[1]	Western Digital Corp.	1,440,656
103,700	[1]	Wind River Systems, Inc.	2,916,044

		TOTAL	54,686,863

		Transportation--0.8%
79,400		Airborne, Inc.	727,304
39,700		Arnold Industries, Inc.	708,248
42,900	[1]	Yellow Corp.	782,067

		TOTAL	2,217,619

Shares			Value
		COMMON STOCKS--continued
		Utilities--5.5%
106,700		ALLETE	$2,600,279
25,900		CH Energy Group, Inc.	1,140,895
91,600		MDU Resources Group, Inc.	3,664,000
39,500		Northwest Natural Gas Co.	876,900
43,200		ONEOK, Inc.	1,867,104
59,400		Public Service Co. New Mexico	2,146,122
48,700		Southwest Gas Corp.	1,025,135
53,100		UniSource Energy Corp.	1,232,451
21,900		Western Resources, Inc.	549,587

		TOTAL	15,102,473

		TOTAL COMMON STOCKS (IDENTIFIED COST $272,482,395)	274,616,733

		MUTUAL FUND--1.2%
3,313,903		Prime Value Obligations Fund, Class IS (at net asset value)	3,313,903

		TOTAL INVESTMENTS (IDENTIFIED COST $275,796,298)[2]	$277,930,636

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $275,796,298. The net unrealized appreciation of investments on a federal tax basis amounts to $2,134,338 which is comprised of $36,139,304 appreciation and $34,004,966 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($276,814,004) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $275,796,298)		$277,930,636
Cash		8,334
Income receivable		130,883
Receivable for investments sold		367,727
Receivable for shares sold		125,820

TOTAL ASSETS		278,563,400

Liabilities:
Payable for investments purchased	$1,547,747
Payable for shares redeemed	199,815
Accrued expenses	1,834

TOTAL LIABILITIES		1,749,396

Net assets for 17,883,605 shares outstanding		$276,814,004

Net Assets Consist of:
Paid in capital		$278,290,491
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,134,338
Accumulated net realized loss on investments and foreign currency transactions		(2,355,367)
Accumulated net operating loss		(1,255,458)

TOTAL NET ASSETS		$276,814,004

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($110,837,308 ÷ 6,994,264 shares outstanding)		$15.85

Offering price per share (100/94.50 of $15.85)[1]		$16.77

Redemption proceeds per share		$15.85

Class B Shares:
Net asset value per share ($143,912,296 ÷ 9,439,087 shares outstanding)		$15.25

Offering price per share		$15.25

Redemption proceeds per share (94.50/100 of $15.25)[1]		$14.41

Class C Shares:
Net asset value per share ($22,064,400 ÷ 1,450,254 shares outstanding)		$15.21

Offering price per share		$15.21

Redemption proceeds per share (99.00/100 of $15.21)[1]		$15.06

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $699)			$1,232,622
Interest			180,743

TOTAL INCOME			1,413,365

Expenses:
Investment adviser fee		$1,102,139
Administrative personnel and services fee		110,655
Custodian fees		15,487
Transfer and dividend disbursing agent fees and expenses		315,528
Directors'/Trustees' fees		1,705
Auditing fees		4,597
Legal fees		1,368
Portfolio accounting fees		39,565
Distribution services fee--Class B Shares		573,993
Distribution services fee--Class C Shares		86,284
Shareholder services fee--Class A Shares		147,288
Shareholder services fee--Class B Shares		191,331
Shareholder services fee--Class C Shares		28,761
Share registration costs		18,242
Printing and postage		39,277
Insurance premiums		630

TOTAL EXPENSES		2,676,850

Reimbursement and Expense Reduction:
Reimbursement of investment adviser fee	$(148)
Fees paid indirectly from directed brokerage arrangements	(7,137)

TOTAL REIMBURSEMENT AND EXPENSE REDUCTION		(7,285)

Net expenses			2,669,565

Net operating loss			(1,256,200)

Realized and Unrealized Gain (Loss) on Investments, and Foreign Currency:
Net realized gain on investments and foreign currency transactions			311,251
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(53,481,015)

Net realized and unrealized loss on investments and foreign currency transactions			(53,169,764)

Change in net assets resulting from operations			$(54,425,964)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(1,256,200)	$(5,596,310)
Net realized gain on investments, options and foreign currency transactions	311,251	10,187,396
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(53,481,015)	1,204,103

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(54,425,964)	5,795,189

Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(3,595,294)	--
Class B Shares	(4,516,791)	--
Class C Shares	(666,760)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,778,845)	--

Share Transactions:
Proceeds from sale of shares	146,090,557	755,451,221
Net asset value of shares issued to shareholders in payment of distributions declared	7,465,962	--
Cost of shares redeemed	(195,648,796)	(757,702,495)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,092,277)	(2,251,274)

Change in net assets	(105,297,086)	3,543,915

Net Assets:
Beginning of period	382,111,090	378,567,175

End of period (including undistributed net investment income of $0 and $742, respectively)	$276,814,004	$382,111,090

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2001		2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$19.08		$18.72	$15.26	$18.75	$14.68	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	(0.03)[2]		(0.18)[2]	(0.13)	(0.14)[2]	(0.04)	(0.05)[3]
Net realized and unrealized gain (loss) on investments, options, futures and foreign currency transactions	(2.75)		0.54	3.59	(3.35)	4.33	4.75

TOTAL FROM INVESTMENT OPERATIONS	(2.78)		0.36	3.46	(3.49)	4.29	4.70

Less Distributions:
Distributions in excess of net investment income	--		--	--	--	--	(0.02)
Distributions from net realized gain on investments, options, futures and foreign currency transactions	(0.45)		--	--	(0.00)[4]	(0.22)	--

TOTAL DISTRIBUTIONS	(0.45)		--	--	(0.00)	(0.22)	(0.02)

Net Asset Value, End of Period	$15.85		$19.08	$18.72	$15.26	$18.75	$14.68

Total Return[5]	(14.70)%		1.92%	22.67%	(18.60)%	29.55%	47.06%

Ratios to Average Net Assets:
Expenses	1.37%[6]		1.35%	1.31%	1.28%	1.44%	1.35%

Net operating loss	(0.41)%[6]		(0.87)%	(0.72)%	(0.82)%	(0.65)%	(0.39)%

Expense waiver/reimbursement[7]	(0.00	)%6, [8]	0.00%[8]	0.09%	0.07%	--	1.70%

Supplemental Data:

Net assets, end of period (000 omitted)	$110,837		$165,413	$148,983	$142,250	$134,903	$23,242

Portfolio turnover	105%		219%	83%	59%	118%	83%

1 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Per share information present is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

4 Amounts distributed per share do not round to $0.01.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

8 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period:	$18.44	$18.23	$14.96	$18.53	$14.62	$10.00
Income From Investment Operations:
Net operating loss	(0.09)[2]	(0.33)[2]	(0.27)	(0.28)[2]	(0.09)	(0.16)[3]
Net realized and unrealized gain (loss) on investments, options, futures and foreign currency transactions	(2.65)	0.54	3.54	(3.29)	4.22	4.78

TOTAL FROM INVESTMENT OPERATIONS	(2.74)	0.21	3.27	(3.57)	4.13	4.62

Less Distributions:
Distributions from net realized gain on investments, options, futures and foreign currency transactions	(0.45)	--	--	(0.00)[4]	(0.22)	--

Net Asset Value, End of Period	$15.25	$18.44	$18.23	$14.96	$18.53	$14.62

Total Return[5]	(15.00)%	1.15%	21.86%	(19.25)%	28.56%	46.20%

Ratios to Average Net Assets:

Expenses	2.12%[6]	2.10%	2.06%	2.03%	2.19%	2.10%

Net operating loss	(1.16)%[6]	(1.62)%	(1.47)%	(1.57)%	(1.40)%	(1.27)%

Expense waiver/reimbursement[7]	(0.00)%[6,8]	0.00%[8]	0.09%	0.07%	--	1.70%

Supplemental Data:

Net assets, end of period (000 omitted)	$143,912	$188,440	$197,509	$195,188	$183,180	$32,112

Portfolio turnover	105%	219%	83%	59%	118%	83%

1 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Per share information present is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

4 Amounts distributed per share do not round to $0.01.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

8 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$18.40	$18.20	$14.95	$18.51	$14.60	$10.00
Income From Investment Operations:
Net operating loss	(0.09)[2]	(0.33)[2]	(0.29)	(0.27)[2]	(0.10)	(0.16)[3]
Net realized and unrealized gain (loss) on investments, options, futures and foreign currency transactions	(2.65)	0.53	3.54	(3.29)	4.23	4.76

TOTAL FROM INVESTMENT OPERATIONS	(2.74)	0.20	3.25	(3.56)	4.13	4.60

Less Distributions:
Distributions from net realized gain on investments, options, futures and foreign currency transactions	(0.45)	--	--	(0.00)[4]	(0.22)	--

Net Asset Value, End of Period	$15.21	$18.40	$18.20	$14.95	$18.51	$14.60

Total Return[5]	(15.03)%	1.10%	21.74%	(19.22)%	28.60%	46.00%

Ratios to Average Net Assets:

Expenses	2.12%[6]	2.10%	2.06%	2.03%	2.19%	2.10%

Net investment income (net operating loss)	(1.16)%[6]	(1.62)%	(1.47)%	(1.57)%	1.40%	(1.28)%

Expense waiver/reimbursement[7]	(0.00)%[6,8]	0.00%[8]	0.09%	0.07%	--	1.70%

Supplemental Data:

Net assets, end of period (000 omitted)	$22,064	$28,258	$32,075	$33,318	$26,375	$5,496

Portfolio turnover	105%	219%	83%	59%	118%	83%

1 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Per share information present is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

4 Amounts distributed per share do not round to $0.01.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

8 Amount is less than 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated Small Cap Strategies Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

At April 30, 2001, the Fund had no open futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Written Options Contract

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2001, the Fund had no written option activity.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 100% of the market value on investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2001, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,034,123	$133,303,054	32,636,627	$673,960,458
Shares issued to shareholders in payment of distributions declared	164,662	2,741,622	--	--
Shares redeemed	(9,876,073)	(165,140,584)	(31,923,228)	(659,632,290)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,677,288)	$(29,095,908)	713,399	$14,328,168

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Class B Shares:	Shares	Amount	Shares	mount
Shares sold	346,763	$5,436,589	2,021,052	$42,193,013
Shares issued to shareholders in payment of distributions declared	256,466	4,118,834	--	--
Shares redeemed	(1,385,153)	(21,163,068)	(2,635,995)	(54,209,031)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(781,924)	$(11,607,645)	(614,943)	$(12,016,018)

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	460,783	$7,350,914	1,882,448	$39,297,750
Shares issued to shareholders in payment of distributions declared	37,773	605,506	--	--
Shares redeemed	(584,272)	(9,345,144)	(2,108,388)	(43,861,174)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(85,716)	$(1,388,724)	(225,940)	$(4,563,424)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,544,928)	$(42,092,277)	(127,484)	$(2,251,274)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended April 30, 2001, Class A Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2001, the Fund's expenses were reduced by $7,137 under these arrangements.

Interfund Transactions

During the six months ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $100,969,746 and $112,318,941 respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended April 30, 2001 were as follows:

Purchases	$309,912,645

Sales	$357 ,771,402

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Small Cap Strategies Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172404
Cusip 314172503
Cusip 314172602

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G01658-05 (6/01)